                                                             [SCHWABFUNDS LOGO]


                                                                         SCHWAB
                                                                      MUNICIPAL
                                                                     MONEY FUND

                                                             ------------------

                                                              SCHWAB CALIFORNIA
                                                                      MUNICIPAL
                                                                     MONEY FUND

                                                             ------------------

                                                                SCHWAB NEW YORK
                                                                      MUNICIPAL
                                                                     MONEY FUND



SEMI-ANNUAL REPORT
JUNE 30, 1997

[PHOTO OF CHARLES SCHWAB]


Dear Shareholder,

With the support of investors like you, SchwabFunds(R) continues to be among the largest and fastest-growing mutual fund families in the nation. Charles Schwab Investment Management, Inc. (CSIM) manages over $50 billion in assets for more than 2.5 million SchwabFunds shareholders and offers 30 funds spanning a spectrum of financial markets and investing styles.

LONG-TERM INVESTMENT STRATEGIES

When it comes to investing, patience is a virtue. Given the market volatility of recent months, it is important to maintain the discipline to adhere to your asset allocation plan--and to ensure you have a diversified investment portfolio. We created the SchwabFunds Family(R) to offer time-tested strategies for long-term investing--Indexing, Asset Allocation, Quantitative Models, and Fund-of-Funds--and to provide investors with easy, cost-efficient options to help achieve portfolio diversification.

COMMITMENT TO VALUE

In our ongoing commitment to provide cost-efficient ways for you to invest, we recently introduced a new class of shares--Select Shares(TM)--for each of our four index funds. Select Shares can offer investors even greater savings through significantly lower expense ratios.

EXPANDING CHANNELS OF COMMUNICATION

If you're among the millions of people exploring the Internet, I encourage you to visit our Web site at www.schwab.com/funds. There you'll find a wealth of online information on SchwabFunds as well as other resources available at Schwab. You can also access mutual fund performance data, chart daily net asset values, request a free fund prospectus, trade fund shares and more--24 hours a day. Continuing our efforts to provide you with up-to-date, useful information, we have recently added monthly portfolio manager commentaries on selected SchwabFunds to our Web site. In these commentaries, our expert portfolio managers give insights into market activity and translate the effects of that activity on fund performance.

Thank you for placing your trust in SchwabFunds. We will continue to explore new strategies to help meet your investment needs.




                                 /s/ Charles R. Schwab
                                 ---------------------
                                 Charles R. Schwab

                                          [SCHWAB MONEYFUNDER GRAPHIC BANNER]


                                           Make Your
                                           Money Work
                                           Harder!

                                           Use this envelope to easily add
                                           your Schwab Money Market Funds.

Charles Schwab

                      [SCHWAB MONEYFUNDER GRAPHIC BANNER]


TAKE ADVANTAGE OF THIS OPPORTUNITY TO
ADD TO YOUR SCHWAB MONEY MARKET FUNDS.

Now you can add to your investment by using this convenient envelope and slip below. Please note that this envelope may not be used for any initial investments in Schwab Money Market Funds. Please call 1-800-2NO-LOAD for a prospectus containing more information including fees and expenses. Be sure to read the prospectus carefully before investing.

SO DON'T DELAY. USE THIS CONVENIENT
SCHWAB MONEYFUNDER TO SEND YOUR CHECK TODAY!
______________________________________________________________________________
                                 PLEASE DETACH HERE.

SCHWAB MONEYFUNDER
__________________

Please enclose your check and this completed MoneyFunder slip in the attached postage-paid envelope.

______________________________________________________________________________
Name


X
______________________________________________________________________________
Signature

[ ] Check here if you would like more Schwab
    MoneyFunders for future use.

*SUBSEQUENT MINIMUM $100, CUSTODIAN & IRA ACCOUNTS $1. AN INVESTMENT
 CONSTITUTES THE PURCHASE OF SHARES IN THE MONEY FUND YOU HAVE PREVIOUSLY CHOSEN AS THE PRIMARY FUND FOR YOUR BROKERAGE ACCOUNT.

+THIS ENVELOPE MAY NOT BE USED FOR INITIAL PURCHASES OF VALUE ADVANTAGE
 INVESTMENTS. SUBSEQUENT INVESTMENT MINIMUM IS $5,000 ($2,000 FOR IRAS AND OTHER RETIREMENT ACCOUNTS). IF YOU WOULD LIKE MORE INFORMATION, PLEASE CALL 1-800-2 NO-LOAD.

(C)1997 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE. Printed on recycled paper. TF4827(8/97) CRS 20110


_____ _____ _____ _____ - _____ _____ _____ _____
              SCHWAB ACCOUNT NUMBER

PLEASE INDICATE HOW YOUR INVESTMENT SHOULD BE ALLOCATED:

[ ] Add to my sweep money market fund.*                        $________

[ ] Schwab Value Advantage Money Fund*+                        $________

[ ] Schwab Municipal Money Fund--Value
    Advantage Shares(TM)+                                      $________


[ ] Schwab California Municipal Money Fund--Value
    Advantage Shares(TM) (for California taxpayers only)+      $________

[ ] Schwab New York Municipal Money Fund--Value
    Advantage Shares(TM) (for New York taxpayers only)+        $________



                                        TOTAL AMOUNT ENCLOSED  $________

IF NO FUND IS INDICATED, OR YOUR INVESTMENT IS BELOW THE SUBSEQUENT MINIMUM FOR THE VALUE ADVANTAGE INVESTMENTS+, YOUR INVESTMENT WILL GO INTO THE SWEEP MONEY FUND YOU'VE DESIGNATED IN YOUR SCHWAB ACCOUNT.

_________________________________

(Lift here for more information.)
_________________________________

[CHARLES SCHWAB]



JUST FOLLOW THESE EASY STEPS:

1. Fill out the attached Schwab MoneyFunder slip completely, including your name, account number, signature and the amount of your check. Please use a separate slip for each account.


2. Make your check payable to CHARLES SCHWAB & CO., INC., and enclose your check with the completed slip in this postage-paid envelope.


3. Then just drop your Schwab MoneyFunder in the mail today--and start putting your money to work! If you have any questions, don't hesitate to call your local Schwab office or 1-800-2 NO-LOAD.




THIS ENVELOPE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

ATTN: Dept. FP 333-7




                                                -------------
                                                NO POSTAGE
                                                NECESSARY IF
                                                MAILED IN THE
                                                UNITED STATES
                                                -------------



-------------------------------------------------------
BUSINESS REPLY MAIL
FIRST-CLASS MAIL   PERMIT NO. 18125   SAN FRANCISCO, CA
-------------------------------------------------------
        POSTAGE WILL BE PAID BY ADDRESSEE


   CHARLES SCHWAB & CO INC
   PO BOX 7783
   SAN FRANCISCO CA 94120-9330

     TABLE OF CONTENTS

     A WORD FROM SCHWABFUNDS(R) .....................................   2

     SCHWAB MUNICIPAL MONEY FUND ....................................   4

     SCHWAB CALIFORNIA MUNICIPAL MONEY FUND .........................   6

     SCHWAB NEW YORK MUNICIPAL MONEY FUND ...........................   8

     THE PORTFOLIO MANAGEMENT TEAM ..................................  10

     MARKET OVERVIEW ................................................  11

     QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM .....................  16

     GLOSSARY OF TERMS ..............................................  19

     PORTFOLIO SUMMARIES ............................................  20

     FINANCIAL STATEMENTS AND NOTES .................................  23

A WORD FROM SCHWABFUNDS(R)

We're pleased to report on the performance of the three Schwab Municipal Money Funds listed below (the Funds) for the six-month period ended June 30, 1997:

-  Schwab Municipal Money Fund

-  Schwab California Municipal Money Fund

-  Schwab New York Municipal Money Fund

During the reporting period, the Funds continued to provide the current tax-exempt income 1 combined with capital stability and liquidity. The following pages contain additional information on the Funds' performances during the reporting period and on their portfolios. Please remember that while each Fund seeks to maintain a stable $1.00 share price to protect your principal, as with all money funds, there can be no assurance that a Fund will be able to maintain a $1.00 net asset value. It is also important to understand that your investment in a Fund is not insured or guaranteed by the U.S. Government.

Each Fund has two classes of shares, Sweep Shares and Value Advantage Shares(TM), which are both presented in this semi-annual report. These two classes were designed for different purposes as explained on the following page. Depending on your cash needs and investment profile, either or both of the classes of the Funds may have a place in your investment plan.


1 Income from all of the Funds may be subject to federal alternative minimum tax
(AMT) and income from the Schwab Municipal Money Fund may be subject to state and local income taxes.

SWEEP SHARES

Sweep Shares are designed for frequent access - such as your short-term daily cash needs. They can be linked to your Schwab brokerage account and contain a feature which automatically "sweeps" your uninvested cash balances of at least $100 into the Sweep Shares class of the fund you designate. Likewise, your Sweep Shares balances can also be used to settle trades and automatically cover other day-to-day transactions such as margin calls.

VALUE ADVANTAGE SHARES(TM)

Value Advantage Shares are designed to be longer-term money market investment vehicles for balances that do not require frequent access - and can help fill the cash equivalent sector in your asset allocation plan. There are higher minimum balance requirements and certain transaction restrictions associated with an investment in Value Advantage Shares that do not apply to Sweep Shares. Also, unlike the Sweep Shares, the Value Advantage Shares are not designed to automatically transfer cash balances to settle debit balances in your Schwab account. These policies result in lower costs, which are designed to provide higher yields.

If you would like more information on either the Sweep Shares or the Value Advantage Shares of the Funds, or on other Schwab Money Market Funds, please call our toll-free line, 1-800-435-4000, and request a free prospectus which contains more information including fees and expenses. Be sure to read the prospectus before investing.

SCHWAB MUNICIPAL MONEY FUND
PERFORMANCE REVIEW

The table below presents 7-day average yields as of the end of the reporting period for both the Sweep Shares and Value Advantage Shares(TM). Please remember that money market fund yields fluctuate and past performance is no guarantee of future results.

                          YIELD SUMMARY AS OF 6/30/97 2
--------------------------------------------------------------------------------
                                          Sweep Shares   Value Advantage Shares
--------------------------------------------------------------------------------
7-day Current Yield                           3.44%               3.65%
--------------------------------------------------------------------------------
7-day Effective Yield                         3.50%               3.72%
--------------------------------------------------------------------------------
7-day Taxable Equivalent Effective Yield 3     5.79%               6.16%
--------------------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER YIELDS, AFTER TAXES

If you're in a high tax bracket, the federal tax-exempt income 4 which may be paid by Schwab Municipal Money Fund can provide you with higher yields than those of taxable money funds on a taxable equivalent basis. In fact, as shown below, compared with the average 7-day effective yield for first-tier taxable money funds of 5.06%, the Sweep Shares and the Value Advantage Shares offered a yield advantage of 0.67% and 1.03%, respectively, on a taxable equivalent basis.

                           YIELDS AS OF 6/24/97 5


                                         Value Advantage    Average Taxable
                           Sweep Shares      Shares           Money Fund
--------------------------------------------------------------------------------
7-day Taxable Equivalent
Effective Yield 3            5.73%            6.09%             5.06%
--------------------------------------------------------------------------------

2 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, as of 6/30/97, the 7-day current, 7-day effective, and 7-day taxable equivalent effective yields for the Sweep Shares would have been, respectively: 3.21%, 3.26%, and 5.40%. For the Value Advantage Shares, as of 6/30/97, the 7-day current, 7-day effective, and 7-day taxable equivalent effective yields would have been, respectively: 3.39%, 3.45%, and 5.71%.

3 Taxable equivalent yield assumes a 1997 maximum federal regular income tax rate of 39.60%.

4 Income may be subject to state and local taxes and federal AMT.

5 Source: IBC Financial Data, Inc.'s weekly average 7-day effective yield for 273 funds in the first-tier category of taxable money funds, as of 6/24/97. Past performance is no guarantee of future results. A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, as of 6/24/97, the 7-day taxable equivalent effective yields for the Sweep Shares and the Value Advantage Shares would have been 5.33% and 5.65%, respectively.

PORTFOLIO COMPOSITION

Schwab Municipal Money Fund invests in a diversified portfolio of high-quality, short-term municipal securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, and instrumentalities. The chart below illustrates the composition of the Fund's portfolio as of June 30, 1997 and is not indicative of holdings after that date. A complete listing of securities in the Fund's portfolio as of June 30, 1997 is provided in the Schedule of Investments later in this report.


                             SCHWAB MUNICIPAL MONEY FUND
                      PORTFOLIO COMPOSITION AS OF JUNE 30, 1997


                                     [PIE CHART]


Variable Rate Obligations        64%
Other                             3%
Mandatory & Optional Put Bonds   10%
Notes                            10%
Tender Option Bonds               2%
Tax-Exempt Commercial Paper      11%

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
PERFORMANCE REVIEW

The table below presents 7-day average yields as of the end of the reporting period for both the Sweep Shares and Value Advantage Shares(TM). Please remember that money market fund yields fluctuate and past performance is no guarantee of future results.

                          YIELD SUMMARY AS OF 6/30/97 6
--------------------------------------------------------------------------------
                                          Sweep Shares    Value Advantage Shares
--------------------------------------------------------------------------------
7-day Current Yield                           3.28%               3.48%
--------------------------------------------------------------------------------
7-day Effective Yield                         3.33%               3.54%
--------------------------------------------------------------------------------
7-day Taxable Equivalent Effective Yield 7    6.08%               6.46%
--------------------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER YIELDS, AFTER TAXES

If you're in a high tax bracket, the double tax-exempt income 8 which may be paid by Schwab California Municipal Money Fund can provide you with higher yields than those of taxable money funds on a taxable equivalent basis. In fact, as shown below, compared with the average 7-day effective yield for first-tier taxable money funds of 5.06%, the Sweep Shares and the Value Advantage Shares offered a yield advantage of 0.93% and 1.31%, respectively, on a taxable equivalent basis.

                                               YIELDS AS OF 6/24/97 9
-------------------------------------------------------------------------------------------------------------------
                                            Sweep Shares     Value Advantage Shares     Average Taxable Money Fund
-------------------------------------------------------------------------------------------------------------------
7-day Taxable Equivalent
   Effective Yield 7                             5.99%              6.37%                         5.06%
-------------------------------------------------------------------------------------------------------------------

6 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, as of 6/30/97, the 7-day current, 7-day effective, and 7-day taxable equivalent effective yields for the Sweep Shares would have been, respectively: 3.03%, 3.06%, and 5.62%. For the Value Advantage Shares, as of 6/30/97, the 7-day current, 7-day effective, and 7-day taxable equivalent effective yields would have been, respectively: 3.22%, 3.27%, and 5.97%.

7 Taxable equivalent yield assumes a 1997 maximum combined federal regular income tax and California state and personal income tax rate of 45.22%.

8 Income may be subject to federal AMT.

9 Source: IBC Financial Data, Inc.'s weekly average 7-day effective yield for 273 funds in the first-tier category of taxable money funds, as of 6/24/97. Past performance is no guarantee of future results. A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, as of 6/24/97, the 7-day taxable equivalent effective yields for the Sweep Shares and the Value Advantage Shares would have been 5.49% and 5.88%, respectively.

PORTFOLIO COMPOSITION

Schwab California Municipal Money Fund invests in high-quality, short-term municipal securities issued by the state of California, its agencies and instrumentalities. The chart below illustrates the composition of the Fund's portfolio as of June 30, 1997 and is not indicative of holdings after that date. A complete listing of securities in the Fund's portfolio as of June 30, 1997 is provided in the Schedule of Investments later in this report.


                       SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
                      PORTFOLIO COMPOSITION AS OF JUNE 30, 1997

                                     [PIE CHART]

Notes                              17%
Tender Option Bonds                 2%
Tax-Exempt Commercial Paper        16%
Variable Rate Obligations          62%
Other                               3%

SCHWAB NEW YORK MUNICIPAL MONEY FUND
PERFORMANCE REVIEW

The table below presents 7-day average yields as of the end of the reporting period for both the Sweep Shares and Value Advantage Shares(TM). Please remember that money market fund yields fluctuate and past performance is no guarantee of future results.

                         YIELD SUMMARY AS OF 6/30/97 10
--------------------------------------------------------------------------------
                                           Sweep Shares   Value Advantage Shares
--------------------------------------------------------------------------------

7-day Current Yield                             3.31%               3.55%
--------------------------------------------------------------------------------

7-day Effective Yield                           3.36%               3.61%
--------------------------------------------------------------------------------

7-day Taxable Equivalent Effective Yield 11     6.27%               6.74%
--------------------------------------------------------------------------------


THE OPPORTUNITY FOR HIGHER YIELDS, AFTER TAXES

If you're in a high tax bracket, the triple tax-exempt income 12 which may be paid by Schwab New York Municipal Money Fund can provide you with higher yields than those of taxable money funds on a taxable equivalent basis. In fact, as shown below, compared with the average 7-day effective yield for first-tier taxable money funds of 5.06%, the Sweep Shares and the Value Advantage Shares offered a yield advantage of 1.06% and 1.51%, respectively, on a taxable equivalent basis.

                            YIELDS AS OF 6/24/97 13
--------------------------------------------------------------------------------
                                            Value Advantage    Average Taxable
                             Sweep Shares       Shares           Money Fund
--------------------------------------------------------------------------------
7-day Taxable Equivalent
Effective Yield 11               6.12%            6.57%              5.06%
--------------------------------------------------------------------------------

10 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, as of 6/30/97, the 7-day current, 7-day effective, and 7-day taxable equivalent effective yields for the Sweep Shares would have been, respectively: 2.99%, 3.03%, and 5.66%. For the Value Advantage Shares, as of 6/30/97, the 7-day current, 7-day effective, and 7-day taxable equivalent effective yields would have been, respectively: 3.17%, 3.22%, and 6.01%.

11 Taxable equivalent yield assumes a 1997 maximum combined federal regular income tax and New York state and New York City personal income tax rate of 46.43%.

12 Income may be subject to federal AMT.

13 Source: IBC Financial Data, Inc.'s weekly average 7-day effective yield for 273 funds in the first-tier category of taxable money funds, as of 6/24/97. Past performance is no guarantee of future results. A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, as of 6/24/97, the 7-day taxable equivalent effective yields for the Sweep Shares and the Value Advantage Shares would have been 5.51% and 5.84%, respectively.

PORTFOLIO COMPOSITION

Schwab New York Municipal Money Fund invests in high-quality, short-term municipal securities issued by the state of New York, its agencies and instrumentalities. The chart below illustrates the composition of the Fund's portfolio as of June 30, 1997 and is not indicative of holdings after that date. A complete listing of securities in the Fund's portfolio as of June 30, 1997 is provided in the Schedule of Investments later in this report.


                        SCHWAB NEW YORK MUNICIPAL MONEY FUND
                     PORTFOLIO COMPOSITION AS OF JUNE 30, 1997


                                [Pie Chart]

Variable Rate Obligations        66%
Revenue Bonds                     7%
Mandatory Put Bonds               3%
Notes                            16%
Other                             2%
Tax-Exempt Commercial Paper       6%

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD - Senior Vice President and Chief Investment Officer, has overall responsibility for management of the Funds' portfolios. Steve joined Charles Schwab Investment Management (CSIM) as Vice President and Portfolio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.

WALTER BEVERIDGE - Portfolio Manager, has managed Schwab Municipal Money Fund and Schwab California Municipal Money Fund since 1992, when he joined Schwab, and Schwab New York Municipal Money Fund since 1995. Prior to joining CSIM, Walter was Portfolio Manager for the Benham Group.

JACK GAZZOLA - Associate Portfolio Manager, has day-to-day portfolio management responsibilities for Schwab California Municipal Money Fund. Jack joined CSIM as a trader in 1992 and was promoted to his current position in August 1996. Prior to joining CSIM, Jack was an oil futures trader at Lehman Brothers at Phibro Energy.



The following Market Overview and answers to questions are provided by the Portfolio Management Team. A Glossary of Terms is provided for your reference on page 19.

MARKET OVERVIEW


[BAR CHART]
                              REAL GDP GROWTH RATE
                   -----------------------------------------
                   Q1-90                            0.041%
                   Q2-90                            0.013%
                   Q3-90                           -0.019%
                   Q4-90                           -0.041%
                   Q1-91                           -0.022%
                   Q2-91                            0.017%
                   Q3-91                            0.01%
                   Q4-91                            0.01%
                   Q1-92                            0.047%
                   Q2-92                            0.025%
                   Q3-92                            0.03%
                   Q4-92                            0.043%
                   Q1-93                           -0.001%
                   Q2-93                            0.019%
                   Q3-93                            0.023%
                   Q4-93                            0.048%
                   Q1-94                            0.025%
                   Q2-94                            0.049%
                   Q3-94                            0.035%
                   Q4-94                            0.03%
                   Q1-95                            0.004%
                   Q2-95                            0.007%
                   Q3-95                            0.038%
                   Q4-95                            0.003%
                   Q1-96                            0.02%
                   Q2-96                            0.047%
                   Q3-96                            0.021%
                   Q4-96                            0.038%
                   Q1-97                            0.049%
                   Q2-97                            0.022%

Source: Bloomberg L.P.

- The economy, as measured by the growth of real GDP, continues to expand at a healthy rate. The real GDP growth rate was 3.6% for the first six months of 1997.

- The apparent strength of the economy continues to lead to speculation regarding the potential impact on future inflation and whether more restrictive Federal Reserve policy is imminent.

- At the time of this writing, the economy appears poised for growth, continuing the current economic expansion which began in 1991.

                               U.S. UNEMPLOYMENT RATE


[LINE GRAPH]
                        Jan-90                0.053%
                        Feb-90                0.053%
                        Mar-90                0.052%
                        Apr-90                0.054%
                        May-90                0.053%
                        Jun-90                0.051%
                        Jul-90                0.054%
                        Aug-90                0.056%
                        Sep-90                0.057%
                        Oct-90                0.058%
                        Nov-90                0.06%
                        Dec-90                0.062%
                        Jan-91                0.063%
                        Feb-91                0.065%
                        Mar-91                0.068%
                        Apr-91                0.066%
                        May-91                0.068%
                        Jun-91                0.068%
                        Jul-91                0.067%
                        Aug-91                0.068%
                        Sep-91                0.068%
                        Oct-91                0.069%
                        Nov-91                0.069%
                        Dec-91                0.071%
                        Jan-92                0.071%
                        Feb-92                0.073%
                        Mar-92                0.073%
                        Apr-92                0.073%
                        May-92                0.074%
                        Jun-92                0.077%
                        Jul-92                0.076%
                        Aug-92                0.076%
                        Sep-92                0.075%
                        Oct-92                0.074%
                        Nov-92                0.073%
                        Dec-92                0.073%
                        Jan-93                0.071%
                        Feb-93                0.07%
                        Mar-93                0.07%
                        Apr-93                0.07%
                        May-93                0.069%
                        Jun-93                0.069%
                        Jul-93                0.068%
                        Aug-93                0.067%
                        Sep-93                0.067%
                        Oct-93                0.067%
                        Nov-93                0.065%
                        Dec-93                0.064%
                        Jan-94                0.067%
                        Feb-94                0.066%
                        Mar-94                0.065%
                        Apr-94                0.064%
                        May-94                0.06%
                        Jun-94                0.06%
                        Jul-94                0.061%
                        Aug-94                0.061%
                        Sep-94                0.059%
                        Oct-94                0.056%
                        Nov-94                0.056%
                        Dec-94                0.054%
                        Jan-95                0.056%
                        Feb-95                0.054%
                        Mar-95                0.058%
                        Apr-95                0.057%
                        May-95                0.057%
                        Jun-95                0.056%
                        Jul-95                0.057%
                        Aug-95                0.053%
                        Sep-95                0.056%
                        Oct-95                0.055%
                        Nov-95                0.056%
                        Dec-95                0.056%
                        Jan-96                0.058%
                        Feb-96                0.055%
                        Mar-96                0.056%
                        Apr-96                0.054%
                        May-96                0.056%
                        Jun-96                0.053%
                        Jul-96                0.054%
                        Aug-96                0.051%
                        Sep-96                0.052%
                        Oct-96                0.052%
                        Nov-96                0.053%
                        Dec-96                0.053%
                        Jan-97                0.054%
                        Feb-97                0.053%
                        Mar-97                0.052%
                        Apr-97                0.049%
                        May-97                0.048%
                        Jun-97                0.05%

                        Source: Bloomberg L.P.


- The unemployment rate during 1996 remained near its lowest point in the decade. This declining trend continued into 1997, with the May 1997 rate of 4.8% representing the lowest rate since December 1973. Low unemployment rates typically lead many economists to question whether continued low levels of unemployment can persist without generating inflationary pressures on wages and, ultimately, prices.

                          MEASURES OF INFLATION

Source: Bloomberg L.P.

                                [BAR CHART]

QUARTERLY EMPLOYMENT COST INDEX         MONTHLY CONSUMER PRICE INDEX
-------------------------------         -----------------------------
Jan-90                    0.053         Jan-90                  0.052
Feb-90                    0.053         Feb-90                  0.053
Mar-90                    0.053         Mar-90                  0.052
Apr-90                    0.054         Apr-90                  0.047
May-90                    0.054         May-90                  0.044
Jun-90                    0.054         Jun-90                  0.047
Jul-90                    0.051         Jul-90                  0.048
Aug-90                    0.051         Aug-90                  0.056
Sep-90                    0.051         Sep-90                  0.062
Oct-90                    0.048         Oct-90                  0.063
Nov-90                    0.048         Nov-90                  0.063
Dec-90                    0.048         Dec-90                  0.061
Jan-91                    0.046         Jan-91                  0.057
Feb-91                    0.046         Feb-91                  0.053
Mar-91                    0.046         Mar-91                  0.049
Apr-91                    0.045         Apr-91                  0.049
May-91                    0.045         May-91                  0.05
Jun-91                    0.045         Jun-91                  0.047
Jul-91                    0.043         Jul-91                  0.044
Aug-91                    0.043         Aug-91                  0.038
Sep-91                    0.043         Sep-91                  0.034
Oct-91                    0.042         Oct-91                  0.029
Nov-91                    0.042         Nov-91                  0.03
Dec-91                    0.042         Dec-91                  0.031
Jan-92                    0.041         Jan-92                  0.026
Feb-92                    0.041         Feb-92                  0.028
Mar-92                    0.041         Mar-92                  0.032
Apr-92                    0.035         Apr-92                  0.032
May-92                    0.035         May-92                  0.03
Jun-92                    0.035         Jun-92                  0.031
Jul-92                    0.034         Jul-92                  0.032
Aug-92                    0.034         Aug-92                  0.031
Sep-92                    0.034         Sep-92                  0.03
Oct-92                    0.035         Oct-92                  0.032
Nov-92                    0.035         Nov-92                  0.03
Dec-92                    0.035         Dec-92                  0.029
Jan-93                    0.034         Jan-93                  0.033
Feb-93                    0.034         Feb-93                  0.032
Mar-93                    0.034         Mar-93                  0.031
Apr-93                    0.036         Apr-93                  0.032
May-93                    0.036         May-93                  0.032
Jun-93                    0.036         Jun-93                  0.03
Jul-93                    0.036         Jul-93                  0.028
Aug-93                    0.036         Aug-93                  0.028
Sep-93                    0.036         Sep-93                  0.027
Oct-93                    0.034         Oct-93                  0.028
Nov-93                    0.034         Nov-93                  0.027
Dec-93                    0.034         Dec-93                  0.027
Jan-94                    0.032         Jan-94                  0.025
Feb-94                    0.032         Feb-94                  0.025
Mar-94                    0.032         Mar-94                  0.025
Apr-94                    0.031         Apr-94                  0.024
May-94                    0.031         May-94                  0.023
Jun-94                    0.031         Jun-94                  0.025
Jul-94                    0.031         Jul-94                  0.028
Aug-94                    0.031         Aug-94                  0.029
Sep-94                    0.031         Sep-94                  0.03
Oct-94                    0.03          Oct-94                  0.026
Nov-94                    0.03          Nov-94                  0.027
Dec-94                    0.03          Dec-94                  0.027
Jan-95                    0.03          Jan-95                  0.028
Feb-95                    0.03          Feb-95                  0.029
Mar-95                    0.03          Mar-95                  0.029
Apr-95                    0.03          Apr-95                  0.031
May-95                    0.03          May-95                  0.032
Jun-95                    0.03          Jun-95                  0.03
Jul-95                    0.028         Jul-95                  0.028
Aug-95                    0.028         Aug-95                  0.026
Sep-95                    0.028         Sep-95                  0.025
Oct-95                    0.028         Oct-95                  0.028
Nov-95                    0.028         Nov-95                  0.026
Dec-95                    0.028         Dec-95                  0.025
Jan-96                    0.029         Jan-96                  0.027
Feb-96                    0.029         Feb-96                  0.027
Mar-96                    0.029         Mar-96                  0.028
Apr-96                    0.029         Apr-96                  0.029
May-96                    0.029         May-96                  0.029
Jun-96                    0.029         Jun-96                  0.028
Jul-96                    0.029         Jul-96                  0.03
Aug-96                    0.029         Aug-96                  0.029
Sep-96                    0.029         Sep-96                  0.03
Oct-96                    0.03          Oct-96                  0.03
Nov-96                    0.03          Nov-96                  0.033
Dec-96                    0.03          Dec-96                  0.033
Jan-97                    0.028         Jan-97                  0.03
Feb-97                    0.028         Feb-97                  0.03
Mar-97                    0.028         Mar-97                  0.028
Apr-97                    0.028         Apr-97                  0.025
May-97                    0.028         May-97                  0.022
Jun-97                    0.028         Jun-97                  0.023

Source: Bloomberg L.P.
- Both the Employment Cost Index and Consumer Price Index (CPI) continued to remain in check throughout the first half of 1997, reflecting continued low levels of inflation.

- For the 12 months ended June 1997, the CPI rose 2.3%, the lowest rate since February 1987. Its core rate (which excludes the more volatile food and energy components) rose 2.4%, the lowest rate since 1965.

- The Federal Reserve has indicated that the economy continues to remain in the zone where inflation risks are on the upside and that it is poised to act preemptively by raising interest rates if necessary. The Federal Reserve did take action in March, increasing the Federal Funds Rate by 0.25% to 5.50%, yet left rates unchanged at the recent July 1997 Federal Open Market Committee meeting.

                       YIELDS ON 90-DAY COMMERCIAL PAPER
                           AND 3-MONTH TREASURY BILLS
                         FOR THE PERIOD FROM 1/2-6/30/97

                                  [LINE GRAPH]

                            3-MONTH                90-DAY
                         TREASURY BILL        COMMERCIAL PAPER
                         -------------        ----------------
1/2/97                        5.18%                  5.47%
1/3/97                        5.16%                  5.46%
1/6/97                        5.17%                  5.45%
1/7/97                        5.15%                  5.45%
1/8/97                        5.15%                  5.45%
1/9/97                        5.12%                  5.44%
1/10/97                       5.16%                  5.48%
1/13/97                       5.17%                  5.50%
1/14/97                       5.16%                  5.48%
1/15/97                       5.14%                  5.46%
1/16/97                       5.16%                  5.45%
1/17/97                       5.15%                  5.44%
1/20/97                       5.15%                  5.44%
1/21/97                       5.15%                  5.45%
1/22/97                       5.16%                  5.44%
1/23/97                       5.16%                  5.44%
1/24/97                       5.16%                  5.44%
1/27/97                       5.19%                  5.45%
1/28/97                       5.19%                  5.45%
1/29/97                       5.17%                  5.45%
1/30/97                       5.17%                  5.45%
1/31/97                       5.15%                  5.45%
2/3/97                        5.11%                  5.44%
2/4/97                        5.13%                  5.44%
2/5/97                        5.12%                  5.43%
2/6/97                        5.13%                  5.42%
2/7/97                        5.12%                  5.40%
2/10/97                       5.13%                  5.40%
2/11/97                       5.14%                  5.40%
2/12/97                       5.14%                  5.40%
2/13/97                       5.12%                  5.39%
2/14/97                       5.08%                  5.38%
2/17/97                       5.09%                  5.38%
2/18/97                       5.09%                  5.38%
2/19/97                       5.10%                  5.38%
2/20/97                       5.08%                  5.37%
2/21/97                       5.09%                  5.37%
2/24/97                       5.11%                  5.37%
2/25/97                       5.15%                  5.37%
2/26/97                       5.18%                  5.39%
2/27/97                       5.20%                  5.44%
2/28/97                       5.22%                  5.45%
3/3/97                        5.23%                  5.43%
3/4/97                        5.23%                  5.46%
3/5/97                        5.19%                  5.46%
3/6/97                        5.21%                  5.46%
3/7/97                        5.21%                  5.48%
3/10/97                       5.19%                  5.41%
3/11/97                       5.17%                  5.45%
3/12/97                       5.19%                  5.46%
3/13/97                       5.23%                  5.47%
3/14/97                       5.23%                  5.48%
3/17/97                       5.25%                  5.50%
3/18/97                       5.29%                  5.52%
3/19/97                       5.29%                  5.53%
3/20/97                       5.34%                  5.57%
3/21/97                       5.40%                  5.65%
3/24/97                       5.38%                  5.66%
3/25/97                       5.39%                  5.68%
3/26/97                       5.34%                  5.70%
3/27/97                       5.37%                  5.71%
3/28/97                       5.37%                  5.75%
3/31/97                       5.32%                  5.77%
4/1/97                        5.30%                  5.72%
4/2/97                        5.29%                  5.71%
4/3/97                        5.25%                  5.70%
4/4/97                        5.27%                  5.70%
4/7/97                        5.27%                  5.70%
4/8/97                        5.23%                  5.69%
4/9/97                        5.22%                  5.69%
4/10/97                       5.29%                  5.68%
4/11/97                       5.28%                  5.70%
4/14/97                       5.29%                  5.73%
4/15/97                       5.29%                  5.71%
4/16/97                       5.29%                  5.71%
4/17/97                       5.29%                  5.70%
4/18/97                       5.28%                  5.70%
4/21/97                       5.26%                  5.70%
4/22/97                       5.32%                  5.70%
4/23/97                       5.34%                  5.70%
4/24/97                       5.30%                  5.70%
4/25/97                       5.31%                  5.72%
4/28/97                       5.30%                  5.74%
4/29/97                       5.26%                  5.72%
4/30/97                       5.23%                  5.72%
5/1/97                        5.21%                  5.71%
5/2/97                        5.22%                  5.70%
5/5/97                        5.11%                  5.70%
5/6/97                        5.17%                  5.69%
5/7/97                        5.22%                  5.70%
5/8/97                        5.21%                  5.71%
5/9/97                        5.16%                  5.69%
5/12/97                       5.15%                  5.69%
5/13/97                       5.20%                  5.69%
5/14/97                       5.16%                  5.69%
5/15/97                       5.11%                  5.70%
5/16/97                       5.18%                  5.70%
5/19/97                       5.30%                  5.72%
5/20/97                       5.20%                  5.77%
5/21/97                       5.12%                  5.69%
5/22/97                       5.17%                  5.67%
5/23/97                       5.16%                  5.66%
5/26/97                       5.16%                  5.66%
5/27/97                       5.11%                  5.66%
5/28/97                       5.13%                  5.67%
5/29/97                       5.01%                  5.67%
5/30/97                       4.94%                  5.68%
6/2/97                        4.84%                  5.68%
6/3/97                        5.07%                  5.67%
6/4/97                        5.07%                  5.67%
6/5/97                        5.11%                  5.67%
6/6/97                        5.04%                  5.69%
6/9/97                        5.03%                  5.68%
6/10/97                       5.03%                  5.67%
6/11/97                       4.96%                  5.67%
6/12/97                       4.95%                  5.66%
6/13/97                       4.96%                  5.64%
6/16/97                       4.97%                  5.64%
6/17/97                       5.04%                  5.64%
6/18/97                       5.07%                  5.64%
6/19/97                       5.07%                  5.64%
6/20/97                       5.06%                  5.64%
6/23/97                       5.15%                  5.63%
6/24/97                       5.18%                  5.63%
6/25/97                       5.10%                  5.63%
6/26/97                       5.12%                  5.63%
6/27/97                       5.14%                  5.63%
6/30/97                       5.17%                  5.63%

Source: Bloomberg L.P.

- Although short-term rates were relatively stable during the first quarter of 1997, the spread between commercial paper and U.S. Treasury bill yields widened significantly during the second quarter. This widening, making Treasury bill yields relatively less attractive than commercial paper yields, was a result of the reduced U.S. Treasury bill supply, caused by unexpectedly large April federal tax receipts, which led to lower government financing needs. In other words, the spread widening was the result of supply and demand conditions in the U.S. Treasury bill market, not the result of credit concerns in the commercial paper market.

                    90-DAY MUNICIPAL COMMERCIAL PAPER YIELDS
                         FOR THE PERIOD FROM 1/7-6/24/97

                                     [LINE GRAPH]


-----------------------------------------------------------------
Jan 7, 97               0.0325
Jan 14, 97              0.0345
Jan 21, 97              0.0345
Jan 28, 97              0.0355
Feb 4, 97               0.034
Feb 11, 97              0.0345
Feb 18, 97              0.0335
Feb 25, 97              0.034
Mar 4, 97               0.0335
Mar 11, 97              0.033
Mar 18, 97              0.034
Mar 25, 97              0.035
Apr 1, 97               0.0345
Apr 8, 97               0.0365
Apr 15, 97              0.036
Apr 22, 97              0.037
Apr 29, 97              0.037
May 6, 97               0.0365
May 13, 97              0.0375
May 20, 97              0.037
May 27, 97              0.037
Jun 3, 97               0.0365
Jun 10, 97              0.037
Jun 17, 97              0.0375
Jun 24, 97              0.037

Source: Lehman Brothers, Inc.


- Short-term municipal commercial paper yields exhibited a pattern similar to that of taxable commercial paper yields during the reporting period.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM

Q. HOW HAS THE PORTFOLIO MANAGEMENT TEAM ADJUSTED EACH FUND'S PORTFOLIO TO RESPOND TO CHANGES IN INTEREST RATES?

A. We managed the dollar-weighted average maturity (DWAM) for all three Funds' portfolios to capitalize on the seasonal cycles typical of short-term municipal securities markets. In anticipation of lower rates for demand notes issued in early 1997, the portfolio managers extended the maturity toward the end of December, allowing the Funds to lock in higher rates and to be insulated from the lower rates typical of notes issued in January. Throughout much of the reporting period, all three Funds maintained a DWAM which was comparable to those of other funds with similar investment objectives.

Prior to the close of the reporting period, we extended the DWAM for each of the Funds for the following reasons:

1. Anticipation of a seasonal decline in yields on floating-rate instruments during July;

2. A plentiful supply of municipal money market instruments at attractive rates in June; and

3. Our expectation that the Federal Reserve would not raise the Federal Funds Rate in July.

The table below shows the DWAM for each of the three Funds at the beginning, middle, and end of the reporting period:

                                  Schwab     Schwab California   Schwab New York
                                Municipal        Municipal          Municipal
                               Money Fund       Money Fund         Money Fund
--------------------------------------------------------------------------------
12/31/96                        50 days           47 days            51 days
--------------------------------------------------------------------------------
3/31/97                         37 days           31 days            50 days
--------------------------------------------------------------------------------
6/30/97                         64 days           53 days            52 days
--------------------------------------------------------------------------------

Q. WHAT IMPACT DID LAST YEAR'S PROXY VOTE HAVE ON THE INVESTMENT PROFILE AND YIELDS OF THE FUNDS?

A. The proxy vote eliminated the previous restriction limiting AMT investments in each Fund's portfolio to a maximum of 20% of total assets. (An AMT investment is a security which generates interest income which is subject to the federal alternative minimum tax.) As shown on the table below, the portfolio managers have increased the percentage of each Fund's portfolio invested in AMT investments:

                                                           AMT Investments as a
                                                          % of total investments
--------------------------------------------------------------------------------
                                                         12/31/96        6/30/97
--------------------------------------------------------------------------------
Schwab Municipal Money Fund                                19.1%          48.0%
--------------------------------------------------------------------------------
Schwab California Municipal Money Fund                     13.3%          26.7%
--------------------------------------------------------------------------------
Schwab New York Municipal Money Fund                       18.0%          37.0%
--------------------------------------------------------------------------------

We continue to add AMT investments to all three Funds' portfolios when market conditions are advantageous to do so. Our ability to add AMT investments to the Funds is largely a function of new issuance, which particularly in California, has been insufficient to allow us to meet our long-term targeted levels. If issuance trends and yield differentials between AMT and non-AMT investments continue to be favorable, our goal would be to continue to increase the percentage of AMT holdings in each Fund's portfolio.

In terms of yields, AMT investments typically offer greater yields than other types of municipal securities with similar credit quality. As a result, municipal and tax-free money market funds in the industry are increasingly purchasing AMT investments. Eliminating the 20% limitation has given the portfolio managers more flexibility to take advantage of the higher yields offered by AMT investments and to allow the Funds to remain competitive. While there can be no guarantee, we anticipate that over the long-term the Funds may be able to achieve higher yields with this enhanced flexibility. Please bear in mind that although all shareholders may benefit from potentially higher yields, shareholders subject to federal AMT may find that a greater percentage of their income from each Fund is subject to that tax.


Q. WHAT CREDIT STANDARDS DOES THE PORTFOLIO MANAGEMENT TEAM USE IN SELECTING SECURITIES FOR THE FUNDS?

A. Money market funds are required by law to hold only high-quality securities which meet certain maturity requirements in their portfolios. For the Schwab Municipal Money Funds, we continue to take the additional step of investing only in what are referred to as first-tier securities. In general, a first-tier security carries the highest credit ratings.

Certain securities owned by the Schwab Municipal Money Funds are insured or are backed by a letter of credit issued by first-tier financial institutions. These arrangements are frequently referred to as "credit enhancements" because they provide incremental levels of creditworthiness. As part of our regular credit review process, we continually monitor the credit quality of both the enhancement providers and the issuers of the Funds' portfolio securities.

GLOSSARY OF TERMS

COMMERCIAL PAPER Short-term, interest-paying obligations with maturities ranging up to 270 days issued by banks, corporations, and other borrowers.

CREDIT ENHANCEMENTS A bank letter of credit, purchase agreement, insurance, line of credit, or other instrument that provides an additional level of financial support for debt securities to supplement the creditworthiness of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) A measure of the average maturity of a mutual fund's entire portfolio, weighted by the value of its individual holdings.

FEDERAL FUNDS RATE A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE The central bank of the United States that establishes policies on bank reserves and regulations, determines the discount rate, and tightens or loosens the availability of credit.

FIRST-TIER SECURITY A security rated in the highest short-term credit rating category.

MATURITY The length of time before which the issuer of a debt security must repay the principal amount.

REAL GDP The national Gross Domestic Product (GDP) -- the total value of all goods and services produced in the U.S. over a specific period of time and adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

YIELD The rate of return, usually dividend or interest payments, on an investment, expressed as a percentage of market price.

FEDERAL ALTERNATIVE MINIMUM TAX (AMT) A federal tax on income in addition to regular income taxes designed to ensure that very wealthy individuals and corporations pay at least some income tax each year.

TAXABLE EQUIVALENT YIELD The return you would have to realize on a fully taxable investment in order to equal a specified tax-exempt yield; this hypothetical yield varies according to your income tax bracket.

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
PORTFOLIO SUMMARY

                  ASSET GROWTH

    Total             Total          Percentage
 Net Assets         Net Assets       Growth Over
as of 6/30/97     as of 12/31/96      Reporting
   (000s)             (000s)           Period
------------------------------------------------
 $ 4,698,475        $4,476,999         5%
------------------------------------------------

AVERAGE YIELDS FOR THE PERIODS ENDED JUNE 30, 1997*

                SWEEP SHARES

                                        Last
    Last               Last            Twelve
 Seven Days        Three Months        Months
------------------------------------------------
       3.44%         3.27%            2.95%
------------------------------------------------

             VALUE ADVANTAGE SHARES

                                        Last
    Last               Last            Twelve
 Seven Days        Three Months        Months
------------------------------------------------
       3.65%         3.48%            3.16%
------------------------------------------------

                               MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

 Maturity Range          9/30/96     12/31/96     3/31/97     6/30/97
----------------------------------------------------------------------
    0 -  15 Day s           72.2%       67.7%        71.5%       68.5%
   16 -  30 Days             4.4         1.1          2.0         3.5
   31 -  60 Days             3.1         6.9          9.7         4.0
   61 -  90 Days             2.9         2.4          3.7         5.3
   91 - 120 Days             0.3         1.2          3.6         0.2
   Over 120 Days            17.1        20.7          9.5        18.5
Weighted Average          53 Days     50 Days      37 Days     64 Days
----------------------------------------------------------------------

---------------

* A portion of the Fund's expenses were reduced during the periods. Had these expenses not been reduced, yields would have been lower.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
PORTFOLIO SUMMARY

                  ASSET GROWTH

    Total             Total          Percentage
 Net Assets         Net Assets       Growth Over
as of 6/30/97     as of 12/31/96      Reporting
   (000s)             (000s)           Period
------------------------------------------------
 $ 2,610,025        $2,323,598         12%
------------------------------------------------

AVERAGE YIELDS FOR THE PERIODS ENDED JUNE 30, 1997*

                  SWEEP SHARES

                                        Last
    Last               Last            Twelve
 Seven Days        Three Months        Months
------------------------------------------------
       3.28%         3.12%            2.83%
------------------------------------------------

              VALUE ADVANTAGE SHARES

                                        Last
    Last               Last            Twelve
 Seven Days        Three Months        Months
------------------------------------------------
       3.48%         3.32%            3.03%
------------------------------------------------

                               MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

 Maturity Range          9/30/96     12/31/96     3/31/97     6/30/97
---------------------------------------------------------------------
    0 -  15 Days           74.6%        66.8%       74.2%       69.7%
   16 -  30 Days            1.3          3.9         0.0         1.9
   31 -  60 Days            6.8          8.1         7.0         9.8
   61 -  90 Days            0.1          4.2         5.0         5.5
   91 - 120 Days            0.0          0.2         7.3         1.0
   Over 120 Days           17.2         16.8         6.5        12.1
Weighted Average         56 Days      47 Days     31 Days     53 Days
---------------------------------------------------------------------

---------------

* A portion of the Fund's expenses were reduced during the periods. Had these expenses not been reduced, yields would have been lower.

SCHWAB NEW YORK MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
PORTFOLIO SUMMARY

                   ASSET GROWTH

    Total             Total          Percentage
 Net Assets         Net Assets       Growth Over
as of 6/30/97     as of 12/31/96      Reporting
   (000s)             (000s)           Period
------------------------------------------------
  $ 405,625          $337,295          20%
------------------------------------------------

AVERAGE YIELDS FOR THE PERIODS ENDED JUNE 30, 1997*

                 SWEEP SHARES

                                        Last
    Last               Last            Twelve
 Seven Days        Three Months        Months
------------------------------------------------
      3.31%          3.12%            2.79%
------------------------------------------------

             VALUE ADVANTAGE SHARES

                                        Last
    Last               Last            Twelve
 Seven Days        Three Months        Months
------------------------------------------------
      3.55%          3.36%            3.03%
------------------------------------------------

                               MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

 Maturity Range          9/30/96     12/31/96     3/31/97     6/30/97
---------------------------------------------------------------------
    0 -  15 Days           74.1%        71.2%       63.8%       69.9%
   16 -  30 Days            2.9          0.0         2.7         1.5
   31 -  60 Days            1.7          6.9         6.5         6.6
   61 -  90 Days            0.6          0.0         4.9         1.2
   91 - 120 Days            0.0          3.0         6.7         2.0
   Over 120 Days           20.7         18.9        15.4        18.8
Weighted Average         55 Days      51 Days     50 Days     52 Days
---------------------------------------------------------------------

---------------

* A portion of the Fund's expenses were reduced during the periods. Had these expenses not been reduced, yields would have been lower.

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
VARIABLE RATE OBLIGATIONS--63.8%(a)
ALABAMA--1.4%
Birmingham, Alabama Unlimited General Obligation
  Refunding Bonds Series 1995/(First Alabama
  Bank LOC)
  4.15%, 07/01/97                                         $  4,000     $    4,000
Citronelle, Alabama Industrial Development Board
  Pollution Control Revenue Refunding Bonds
  (AKZO Chemicals, Inc. Project)/(Wachovia Bank
  LOC)
  4.20%, 07/07/97                                            1,100          1,100
Decatur, Alabama Industrial Development Board
  Solid Waste Disposal Revenue Bonds (Trico
  Steel Project) Series 1997/(Chase Manhattan
  LOC)
  4.30%, 07/07/97                                            5,700          5,700
Fort Payne, Alabama Industrial Development Base
  Tax Exempt Adjustable Mode Industrial
  Development Revenue Bonds (Charleston Hosiery
  Project) Series 1997/(Wachovia Bank LOC)
  4.30%, 07/07/97                                            2,000          2,000
McIntoch, Alabama Industrial Development Board
  Solid Waste Bonds (Ciba-Geigy Corp.
  Project)/(Union Bank of Switzerland LOC)
  4.25%, 07/07/97                                           24,500         24,500
Mobile County, Alabama Industrial Development
  Board Pollution Control Revenue Refunding
  Bonds (Ultraform Co. Project) Series
  1995A/(Bayerische Landesbank Girozentrale LOC)
  4.13%, 07/07/97                                            7,480          7,480
Mobile County, Alabama Industrial Development
  Board Revenue Bonds (Ultraform Co. Project)
  Series B/(Bayerische Landesbank Girozentrale
  LOC)
  4.13%, 07/07/97                                            1,000          1,000
Mobile, Alabama Industrial Development Board
  Pollution Control Revenue Bonds (Alabama Power
  Co. Project) Series 1993C
  4.18%, 07/07/97                                           12,000         12,000
Montgomery, Alabama Special Care Facility
  Financing Authority Revenue Bonds (Baptist
  Medical Center VHA) Series 1985C/(AMBAC
  Insurance & FNB Chicago SBPA)
  4.20%, 07/07/97                                            2,000          2,000

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
Montgomery, Alabama Special Care Facility
  Financing Authority Revenue Bonds (Baptist
  Medical Center VHA) Series 1985H/(AMBAC
  Insurance & FNB Chicago SBPA)
  4.20%, 07/07/97                                         $  5,295     $    5,295
Opelika, Alabama Industrial Development Board
  Revenue Bonds (Power Guard Project) Series
  1994/(SouthTrust Bank of Alabama LOC)
  4.48%, 07/07/97                                            2,595          2,595
                                                                       ----------
                                                                           67,670
                                                                       ----------
ALASKA--0.3%
Alaska Industrial Development & Export Authority
  (Revolving Fund) Series 1996B/(Bank of America
  LOC)
  4.25%, 07/07/97                                           12,600         12,600
                                                                       ----------
ARIZONA--1.5%
Arizona Educational Loan Marketing Corp.
  Education Loan Revenue Bonds Series A/(MBIA
  Insurance & State Street Bank & Trust SBPA)
  4.25%, 07/07/97                                           12,505         12,505
Arizona Health Facilities Authority Hospital
  System Revenue (Northern Arizona Health Care)
  Series 1996B/(MBIA Insurance)
  4.20%, 07/07/97                                           12,050         12,050
Arizona Health Facilities Authority Revenue
  Adjustable Rate Notes (Arizona Volunteer
  Hospital Federation) Series 1985A/(FGIC
  Insurance)
  4.20%, 07/07/97                                            2,945          2,945
Arizona Health Facilities Authority Revenue
  Adjustable Rate Notes (Arizona Volunteer
  Hospital Federation) Series 1985B/(FGIC
  Insurance)
  4.20%, 07/07/97                                            7,840          7,840
Arizona Health Facilities Revenue Bonds (Samcor
  Project) 1986 Loan Pool/(FGIC Insurance &
  Chase Manhattan SPA)
  4.20%, 07/07/97                                           12,140         12,140
Phoenix, Arizona Civic Improvement Excise Tax
  Revenue Bonds (Airport Improvements)/(Landesbank
  Hessen-Thuringen Girozentrale LOC)
  4.25%, 07/07/97                                            1,000          1,000
Phoenix, Arizona Industrial Development
  Authority Multi-Family Housing Revenue Bonds
  (Crossroads Apartments) Series 97A/(FNMA LOC)
  4.25%, 07/07/97                                            6,000          6,000

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
Pima County, Arizona Industrial Development
  Authority Multi-Family Housing Revenue Bonds
  (Housing Surgauro Crest Apartments) Series
  1995A/(FNMA LOC)
  4.25%, 07/07/97                                         $  6,000     $    6,000
Pima County, Arizona Industrial Development
  Authority Revenue Bonds (Tucson Electric Power
  Company General Projects)/(Bank of America
  LOC)
  4.20%, 07/07/97                                            4,000          4,000
Yavapai County, Arizona Industrial Development
  Authority Revenue Bonds (First Health Care
  Corp. Project)/(Wachovia Bank LOC)
  4.20%, 07/07/97                                            4,230          4,230
Yuma, Arizona Industrial Development Authority
  Multi-Family Housing Revenue Bonds (El Encanto
  Apartments) Series A/(Citibank LOC)
  4.20%, 07/07/97                                            2,915          2,915
                                                                       ----------
                                                                           71,625
                                                                       ----------
ARKANSAS--0.6%
Independence County, Arkansas Industrial
  Development Revenue Bonds (Townsends of
  Arkansas, Inc. Project)/(Rabobank Nederland
  N.V. SPA)
  4.20%, 07/07/97                                            4,000          4,000
Little River County, Arkansas Solid Waste
  Disposal Revenue Bonds (Georgia Pacific
  Project)/(Sumitomo Bank LOC)
  4.35%, 07/07/97                                           15,500         15,500
North Little Rock, Arkansas Health Facilities
  Board Revenue Bonds (Baptist Health) Series
  1996B/(MBIA Insurance & Credit Suisse SPA)
  4.13%, 07/07/97                                           10,000         10,000
Warren Park, Arkansas Solid Waste Disposal
  Revenue Bonds (Potlatch Corp. Project)/(Credit
  Suisse LOC)
  4.20%, 07/07/97                                            1,000          1,000
                                                                       ----------
                                                                           30,500
                                                                       ----------
CALIFORNIA--1.4%
California Higher Education Loan Authority
  Student Loan Refunding Bonds Series E1/(SLMA
  LOC)
  4.25%, 07/07/97                                            5,000          5,000
California Pollution Control Financing Authority
  (OMS Equity of Stanislaus)/(Swiss Bank LOC)
  3.85%, 07/01/97                                            1,200          1,200
California Pollution Control Financing Authority
  Revenue Bonds (Southern California Edison)
  Series 1986A
  5.20%, 07/01/97                                            3,700          3,700

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
California Pollution Control Financing Authority
  Revenue Bonds (Southern California Edison)
  Series 1986C
  5.20%, 07/01/97                                         $  4,500     $    4,500
California Statewide Community Development
  Authority Revenue Bonds Certificates of
  Participation (Sutter Health Obligations
  Group)/(AMBAC Insurance & Industrial Bank of
  Japan SBPA)
  3.75%, 07/01/97                                           28,500         28,500
Foothill, California Eastern Transportation
  Corridor Agency Toll Road Revenue Bonds Series
  1995D/(Industrial Bank of Japan LOC)
  4.10%, 07/07/97                                            2,200          2,200
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds (Districts 102, 103, 105 &
  106)/(Commerzbank AG LOC)
  3.75%, 07/01/97                                            3,800          3,800
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds (Districts 105, 250 & 290)
  Series 1991/(National Westminster Bank PLC
  LOC)
  3.75%, 07/01/97                                            3,280          3,280
Irvine Ranch, California Water District
  Consolidated Revenue Refunding Bonds (Various
  Improvement District Number 182) Series
  A/(Sumitomo Bank LOC)
  3.80%, 07/01/97                                            5,450          5,450
Irvine Ranch, California Water District
  Consolidated Revenue Refunding Bonds Series
  1993A/(Bank of America LOC)
  3.80%, 07/01/97                                            4,000          4,000
Orange County, California Sanitation District
  Certificates of Participation Series
  1990-92A/(National Westminster Bank PLC LOC)
  3.75%, 07/01/97                                            2,100          2,100
Orange County, California Water District
  Improvement Bond Act 1915 Revenue Bonds
  (Irvine Coast Assessment District)Number
  88-1/(Kredietbank, N.V. & Societe Generale
  LOC)
  3.90%, 07/01/97                                            6,000          6,000
                                                                       ----------
                                                                           69,730
                                                                       ----------
COLORADO--5.1%
Central City, Colorado Multi-Family Housing
  Revenue Bonds (Gold Mountain Apartment
  Project)/(PNC Bank N.A. LOC)
  4.40%, 07/07/97                                            8,250          8,250
Colorado Student Obligation Bond Authority
  Student Loan Revenue Bonds (Colorado
  University) Series 1989A/(SLMA LOC)
  4.25%, 07/07/97                                           20,300         20,300

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
Colorado Student Obligation Bond Authority
  Student Loan Revenue Bonds (Colorado
  University) Series 1990A/(SLMA LOC)
  4.25%, 07/07/97                                         $ 45,555     $   45,555
Colorado Student Obligation Bond Authority
  Student Loan Revenue Bonds (Colorado
  University) Series 1993B/(SLMA LOC)
  4.25%, 07/07/97                                           10,100         10,100
Denver, Colorado City & County Airport Revenue
  Bonds Series 1997C/(Toronto-Dominion Bank LOC)
  4.25%, 07/07/97                                           33,000         33,000
Denver, Colorado City & County Airport System
  Revenue Bonds Series 1992D/(Morgan Guaranty
  Trust Co. -- New York LOC)
  4.40%, 07/07/97                                           48,900         48,900
Denver, Colorado City & County Airport System
  Revenue Bonds Series 1992E/(Bank of Tokyo-
  Mitsubishi Ltd. LOC)
  4.50%, 07/07/97                                           30,000         30,000
Denver, Colorado City & County Airport System
  Revenue Bonds Series 1992F/(Bank of Montreal
  LOC)
  4.40%, 07/07/97                                           16,000         16,000
Denver, Colorado City & County Airport System
  Revenue Bonds Series 1992G/(Credit Local De
  France LOC)
  4.40%, 07/07/97                                           20,000         20,000
El Paso County, Colorado Adjustable Rate Revenue
  Bonds (Colorado Springs World Arena)/(Bank One
  LOC)
  4.20%, 07/03/97                                           15,000         15,000
Smith Creek, Colorado Metropolitan District
  Revenue Bonds Series 1997/(Nationsbank of
  Texas N.A. LOC)
  4.20%, 07/03/97                                            2,250          2,250
                                                                       ----------
                                                                          249,355
                                                                       ----------
CONNECTICUT--0.5%
Connecticut Development Authority Pollution
  Control Revenue Bonds Connecticut Light &
  Power Series 1985/(AMBAC Insurance & Societe
  Generale LOC)
  4.10%, 07/07/97                                           16,200         16,200
Connecticut Development Authority Pollution
  Control Revenue Bonds Connecticut Light And
  Power Series 1993B/(Union Bank of Switzerland
  LOC)
  4.10%, 07/07/97                                            6,900          6,900
                                                                       ----------
                                                                           23,100
                                                                       ----------

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
DISTRICT OF COLUMBIA--0.1%
District of Columbia Revenue Bonds Adjustable
  Convertible Extendable Securities (Georgetown
  University) Series 1988D/(Bayerische
  Landesbank Girozentrale LOC)
  4.15%, 07/07/97                                         $  4,200     $    4,200
                                                                       ----------
FLORIDA--1.0%
Dade County, Florida Industrial Development
  Authority Revenue Bonds Series 1997
  (Michael-Ann Russell Jewish Community Center
  Project)/(Suntrust Bank N.A. LOC)
  4.20%, 07/07/97                                            4,000          4,000
Florida Housing Finance Agency Housing Revenue
  Bonds (Ashley Lake Park II) Series 1989J/
  (Barclays Bank PLC LOC)
  4.20%, 07/07/97                                            6,000          6,000
Florida Housing Finance Agency Variable Rate
  Housing Revenue Bonds (Tiffany Club Project)
  Series 1996P/(Nationsbank LOC)
  4.30%, 07/07/97                                            2,875          2,875
Manatee County, Florida Industrial Development
  Revenue Bonds Series 1997A (Trielectron
  Industries Project)/(First Union Bank of
  North Carolina LOC)
  4.35%, 07/07/97                                            2,000          2,000
Orange County, Florida Housing Finance Authority
  Multi-Family Housing Revenue Bonds (Rio Vista
  Project)/(First Union Bank of North Carolina
  LOC)
  4.20%, 07/07/97                                            3,815          3,815
Palm Beach County, Florida Health Facilities
  Authority Revenue Refunding Bonds (Joseph L.
  Morse Geriatric Center)/(Sun Bank LOC)
  4.15%, 07/07/97                                           12,355         12,355
Palm Beach County, Florida Housing Finance
  Authority Multi-Family Housing Revenue Bonds
  (Crystal II Project)/(Citibank LOC)
  4.30%, 07/07/97                                            1,800          1,800
Pasco County, Florida School Board Certificates
  of Participation/(AMBAC Insurance & Bayerische
  Landesbank Girozentrale SPA)
  4.15%, 07/03/97                                           18,500         18,500
                                                                       ----------
                                                                           51,345
                                                                       ----------
GEORGIA--3.2%
Athens, Clarke, Jackson & Morgan Counties,
  Georgia Industrial Development Bonds (Mayfield
  Dairy)/(Wachovia Bank LOC)
  4.30%, 07/07/97                                            4,500          4,500

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
Cherokee County, Georgia Development Authority
  Revenue Industrial Development (Universal
  Alloy)/(Wachovia Bank LOC)
  4.30%, 07/07/97                                         $  5,500     $    5,500
Cobb County, Georgia Housing Finance Authority
  Multi-Family Housing Revenue Bonds (Walton
  Green Project)/(Wachovia Bank LOC)
  4.30%, 07/07/97                                           14,000         14,000
Cobb County, Georgia Housing Finance Authority
  Multi-Family Housing Revenue Bonds
  (Williamstown Apartment Project)/(Wachovia
  Bank LOC)
  4.30%, 07/07/97                                            2,000          2,000
Dekalb County, Georgia Development Authority
  Industrial Development Revenue Bonds (Park
  North Business Center Project)/(Wachovia Bank
  LOC)
  4.20%, 07/07/97                                            5,140          5,140
Dekalb County, Georgia Development Authority
  Industrial Development Revenue Bonds (Siemens
  Energy, Inc. Project)/(Siemens AG Guaranty)
  4.25%, 07/07/97                                            3,750          3,750
Dekalb County, Georgia Development Authority
  Industrial Development Revenue Bonds (Truman
  Properties Ltd. Liability Corp.
  Project)/(Wachovia Bank LOC)
  4.30%, 07/07/97                                            3,000          3,000
Dekalb County, Georgia Development Authority
  Revenue Bonds (American Cancer Society)/
  (Trust Company Bank LOC)
  4.20%, 07/07/97                                            1,875          1,875
Dekalb County, Georgia Housing Authority
  Multi-Family Housing Revenue Bonds (Wood Hills
  Apartment Project)/(Bank of Montreal LOC)
  4.20%, 07/07/97                                            5,250          5,250
Dekalb County, Georgia Private Hospital
  Authority Revenue Bonds (Egleston Childs
  Hospital/Emory University) Series 1994A &
  B4/(Suntrust Bank LOC)
  4.20%, 07/07/97                                            7,000          7,000
Douglas County, Georgia Development Authority
  Industrial Development Revenue Refunding Bonds
  (Mima, Inc. Project)/(Wachovia Bank LOC)
  4.25%, 07/07/97                                            4,300          4,300
Fayette County, Georgia Industrial Development
  Revenue Bonds (Norman W. Paschell Company
  Project)/(Suntrust Bank Atlanta LOC)
  4.35%, 07/07/97                                            1,200          1,200

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
Fulton County, Georgia Development Authority
  Revenue Adjusting Bonds (Woodruff Arts
  Center)/(Wachovia Bank LOC)
  4.20%, 07/07/97                                         $ 22,500     $   22,500
Jefferson County, Georgia Development Authority
  Industrial Development Revenue Bonds (Grove
  River Mills) Series 1997/(Wachovia Bank LOC)
  4.30%, 07/07/97                                            3,500          3,500
Laurens County, Georgia Development Authority
  Solid Waste Disposal Revenue Bonds (Southeast
  Paper Co. Project)/(Wachovia Bank LOC)
  4.30%, 07/07/97                                           25,000         24,998
Richmond County, Georgia Industrial Development
  Authority Revenue Bonds (BOK Group Project)/
  (Wachovia Bank LOC)
  4.20%, 07/07/97                                            5,000          5,000
Rockmart, Georgia Development Authority
  Industrial Development Revenue Bonds (CW
  Matthews Contracting)/(Wachovia Bank LOC)
  4.30%, 07/07/97                                            1,000          1,000
Roswell, Georgia Housing Authority Multi-Family
  Housing Revenue Bonds (Gables Realty Wood
  Crossing Project)/(Wachovia Bank LOC)
  4.20%, 07/07/97                                           11,650         11,650
Savannah, Georgia Economic Development Authority
  Revenue (Home Depot Project) Series
  1995B/(Trust Company Bank LOC)
  4.25%, 07/07/97                                            5,000          5,000
Smyrna, Georgia Housing Authority Multi-Family
  Housing Revenue Bonds (Walton Park LP)/
  (Wachovia Bank LOC)
  4.30%, 07/07/97                                            8,000          8,000
Smyrna, Georgia Housing Authority Multi-Family
  Housing Revenue Bonds (Walton Park Phase 2
  Project)/(Wachovia Bank LOC)
  4.30%, 07/07/97                                           13,500         13,500
Villa Rica, Georgia Industrial Development
  Revenue Bonds (Lowes Home Centers, Inc.
  Project)/(Wachovia Bank LOC)
  4.20%, 07/07/97                                              800            800
Worth County, Georgia Industrial Development
  Authority Revenue Refunding Bonds (Seabrook
  Project) Series 1996B/(SunBank LOC)
  4.30%, 07/07/97                                            1,400          1,400
                                                                       ----------
                                                                          154,863
                                                                       ----------

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
HAWAII--1.0%
Hawaii Department of Budget & Finance Special
  Purpose Mortgage Revenue Bonds (Adventist
  Health System West)/(Union Bank of California
  LOC)
  4.20%, 07/07/97                                         $  3,100     $    3,100
Hawaii State Housing Finance & Development Corp.
  Multi-Family Housing Revenue Bonds (Nani Mauna
  Loa Project) Series 1995A/(Citibank LOC)
  5.00%, 07/07/97                                            3,900          3,900
Hawaii State Housing Finance & Development Corp.
  Revenue Bonds (Rental Housing System) Series
  1990B/(Industrial Bank of Japan LOC)
  4.30%, 07/07/97                                           19,400         19,400
Hawaii Student Loan Revenue Bonds (Secondary
  Market Services Corp.) Series
  1995-II/(National Westminster Bank LOC)
  4.25%, 07/07/97                                            8,100          8,100
Honolulu, Hawaii City & County Multi-Family
  Housing Revenue Bonds (HaleKua Gardens
  Project) Series A/(Bank of Tokyo-Mitsubishi
  Ltd. LOC)
  4.30%, 07/07/97                                            5,120          5,120
Honolulu, Hawaii City & County Multi-Family
  Housing Revenue Bonds (Iolani Regents Project)
  Series 1990A/(Bank of Hawaii LOC)
  4.35%, 07/07/97                                            9,150          9,150
                                                                       ----------
                                                                           48,770
                                                                       ----------
ILLINOIS--7.7%
Aurora, Kane, & Dupage Counties, Illinois
  Industrial Development Revenue Bonds (North
  American Plastics Corporation)/(First of
  America Bank Illinois N.A. LOC)
  4.40%, 07/07/97                                            5,400          5,400
Bartlett, Illinois Multi-Family Housing Revenue
  Bonds (Bartlett Square Apartments) Series
  1995A/(LaSalle National Bank LOC)
  4.20%, 07/07/97                                            2,100          2,100
Batavia, Illinois Development Revenue Bonds
  (American Industrial Technologies)/(Northern
  Trust LOC)
  4.45%, 07/07/97                                            2,200          2,200
Carol Stream, Illinois Multi-Family Housing
  Revenue Refunding Bonds (St. Charles
  Square)/(FNMA LOC)
  4.25%, 07/07/97                                            4,415          4,415
Centralia, Illinois Industrial Development
  Authority Revenue Bonds (Consolidated Foods
  Corp./Hollywood Brands, Inc.
  Project)/(Wachovia Bank LOC)
  4.20%, 07/07/97                                            4,500          4,500

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
Chicago, Illinois Industrial Development Revenue
  Bonds (Morse Automotive) Series 1995/(American
  National Bank & Trust Co. LOC)
  4.39%, 07/07/97                                         $  2,800     $    2,800
Chicago, Illinois O'Hare International Airport
  Revenue Bonds (Adjustable Convertible
  Extendable Securities General Airport Second
  Lien) Series B-1/(Bayerische Landesbank
  Girozentrale LOC)
  4.20%, 07/07/97                                           26,100         26,100
Chicago, Illinois O'Hare International Airport
  Revenue Bonds (Adjustable Convertible
  Extendable Securities General Airport Second
  Lien) Series B-2/(Bayerische Landesbank
  Girozentrale LOC)
  4.20%, 07/07/97                                            9,600          9,600
Chicago, Illinois O'Hare International Airport
  Revenue Bonds (General Airport Second Lien)
  Series 1994C/(Societe Generale Bank LOC)
  4.20%, 07/07/97                                           11,900         11,900
Illinois Development Authority Industrial
  Development Bonds (Camcraft, Inc.
  Project)/(American National Bank & Trust Co.
  LOC)
  4.35%, 07/07/97                                            1,000          1,000
Illinois Development Authority Revenue Bonds
  (Cloverhill Pastry)/(American National Bank &
  Trust Co. LOC)
  4.35%, 07/07/97                                            6,450          6,450
Illinois Development Finance Authority (Catholic
  Charities)/(Allied Irish Banks PLC LOC)
  4.20%, 07/07/97                                            2,655          2,655
Illinois Development Finance Authority
  Adjustable Rate Bonds (Profile Plastics
  Project) Series 1994/(American National Bank &
  Trust Co. LOC)
  4.35%, 07/07/97                                            2,785          2,785
Illinois Development Finance Authority Hospital
  Revenue Bonds (Palos Community Hospital)
  Series 1994-1/(Credit Suisse LOC)
  4.13%, 07/07/97                                           33,700         33,700
Illinois Development Finance Authority Hospital
  Revenue Bonds (Palos Community Hospital)
  Series 1994-2/(Credit Suisse LOC)
  4.13%, 07/07/97                                           13,900         13,900
Illinois Development Finance Authority
  Industrial Development Revenue Bonds (Chicago
  Corrugated Box Company) Series 6/(American
  National Bank & Trust Co. LOC)
  4.39%, 07/07/97                                            1,350          1,350

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
Illinois Development Finance Authority
  Industrial Development Revenue Bonds (Knead
  Dough Baking Co.)/(Bank of America LOC)
  4.20%, 07/07/97                                         $  7,925     $    7,925
Illinois Development Finance Authority
  Industrial Development Revenue Bonds (Perkin
  Paperboard Co. LP) Series 1994/(Northern Trust
  LOC)
  4.35%, 07/07/97                                            5,500          5,500
Illinois Development Finance Authority
  Industrial Development Revenue Bonds (Plano
  Molding Project)/(Northern Trust LOC)
  4.35%, 07/07/97                                            1,100          1,100
Illinois Development Finance Authority
  Industrial Development Revenue Bonds
  (Presbyterian Home Lake) Series 1996A/(LaSalle
  National Bank LOC)
  4.15%, 07/07/97                                           39,000         39,000
Illinois Development Finance Authority
  Industrial Development Revenue Bonds
  (Radiological Society Project) Series
  1997/(American National Bank & Trust Company
  LOC)
  4.31%, 07/07/97                                            4,900          4,900
Illinois Development Finance Authority
  Industrial Development Revenue Bonds (River
  Graphics Corp. Project) Series 1996/(American
  National Bank & Trust Co. LOC)
  4.39%, 07/07/97                                            3,200          3,200
Illinois Development Finance Authority
  Industrial Development Revenue Bonds (SMF,
  Inc. Project) Series A/(First of America LOC)
  4.40%, 07/07/97                                            2,255          2,255
Illinois Development Finance Authority
  Residential Rental Revenue Bonds (F.C. Harris
  Pavillion Project) Series 1994/(FNMA
  Collateral Investment Agreement)
  4.25%, 07/07/97                                           27,510         27,510
Illinois Development Finance Authority
  Residential Rental Revenue Bonds (River Oak
  Project)/(Swiss Bank LOC)
  4.30%, 07/07/97                                           32,000         32,000
Illinois Development Finance Authority Revenue
  Bonds (Variable Rest Haven Illiana
  Christian)/(FHLB LOC)
  4.15%, 07/07/97                                           13,265         13,265
Illinois Development Finance Authority Revenue
  Bonds (Village Oak Park Residence)/(First Star
  Bank LOC)
  4.25%, 07/07/97                                            2,260          2,260
Illinois Development Finance Authority Variable
  Rate Revenue Bonds Chicago Academy of Science/
  (American National Bank & Trust Co. LOC)
  4.15%, 07/07/97                                            3,915          3,915

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
Illinois Educational Facility Authority Revenue
  Bonds (Chicago Historical Society)/(Bank of
  Tokyo-Mitsubishi Ltd. LOC)
  4.15%, 07/07/97                                         $  8,200     $    8,200
Illinois Educational Facility Authority Revenue
  Bonds (Chicago Zoological Society Brookfield
  Zoo) Series B/(Chemical Bank LOC)
  4.15%, 07/07/97                                            2,200          2,200
Illinois Educational Facility Authority Revenue
  Bonds (Northwestern University)/(FNB Chicago
  LOC)
  4.20%, 07/07/97                                           22,200         22,200
Illinois Health Facility Authority Adjustable
  Rate Revenue Bonds (Bensenville Home Society)
  Series 1989A/(American National Bank & Trust
  Co. LOC)
  4.20%, 07/07/97                                            2,400          2,400
Illinois Health Facility Authority Revenue Bonds
  (Ingalls Memorial Hospital) Series
  1985C/(LaSalle National Bank LOC)
  4.25%, 07/07/97                                            1,100          1,100
Illinois Health Facility Authority Revenue Bonds
  (Washington & Jane Smith Home) Series 1991/
  (Comerica Bank LOC)
  4.25%, 07/07/97                                            2,800          2,800
Illinois Student Assistance Commission Student
  Loan Revenue Bonds Series 1996A/(Bank of
  America LOC)
  4.20%, 07/07/97                                            8,400          8,400
Kane County, Illinois Revenue Bonds (Glenwood
  School For Boys)/(Harris Trust & Savings Bank
  LOC)
  4.15%, 07/07/97                                            9,000          9,000
Lombard, Illinois Industrial Development Revenue
  Refunding Bonds (B & H Partnership Project)/
  (Comerica Bank LOC)
  4.50%, 07/07/97                                            1,850          1,850
McHenry County, Illinois Industrial Development
  Authority Revenue Refunding Bonds (Dean Foods
  Co. Project)/(Wachovia Bank LOC)
  4.20%, 07/07/97                                            2,675          2,675
New Lenox, Illinois Industrial Development
  Revenue Bonds (Panduit Corp.
  Project)/(Commerzbank AG LOC)
  4.20%, 07/07/97                                            4,400          4,400
Richton Park, Illinois Industrial Development
  Revenue Bonds (Avatar Corp. Project)/(American
  National Bank & Trust Company LOC)
  4.25%, 07/07/97                                            2,000          2,000
Rockford, Illinois Industrial Development
  Revenue Bonds (Industrial Welding Supply, Inc.
  Project)/(American National Bank & Trust Co.
  LOC)
  4.39%, 07/07/97                                            2,000          2,000

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
Upper Illinois River Valley Development
  Authority Variable Rate Bonds (Exolon Esk
  Co.)/(Chase Manhattan LOC)
  4.35%, 07/07/97                                         $  4,405     $    4,405
Wheeling, Illinois Manufacturing Refunding
  Revenue Bonds (Woodland Creek II) Series
  1990/(FSA Insurance & SumitomoTrust SPA)
  4.20%, 07/07/97                                           17,655         17,655
Woodstock, Illinois Multi-Family Housing Revenue
  Bonds (Prairie Trail) Series 1996A/(LaSalle
  National Bank LOC)
  4.30%, 07/07/97                                            3,425          3,425
Woodstock, Illinois Multi-Family Revenue Bonds
  (Prairie View Limited)/(American National Bank
  & Trust Co. Company LOC)
  4.30%, 07/03/97                                            2,035          2,035
Yorkville, Illinois Industrial Development
  Revenue Bonds (F.E. Wheaton & Co. Inc.
  Project) Series 1996/(American National Bank
  & Trust Co. LOC)
  4.37%, 07/07/97                                            1,600          1,600
                                                                       ----------
                                                                          372,030
                                                                       ----------
INDIANA--0.9%
Gary, Indiana Economic Development Authority
  Revenue Refunding Bonds (Tinplate Partnership
  Project) Series 1997A/(LaSalle National Bank
  LOC)
  4.35%, 07/07/97                                            3,500          3,500
Crawfordsville, Indiana Industrial Development
  Revenue Bonds (National Service Industries,
  Inc. Project)/(Wachovia Bank LOC)
  4.20%, 07/07/97                                            4,000          4,000
Gary, Indiana Economic Development Authority
  Revenue Refunding Bonds (Miller Partners Home
  Improvement Project) Series 1996A/(Royal Bank
  of Scotland PLC LOC)
  4.25%, 07/07/97                                           20,540         20,540
Hammond, Indiana Economic Development Revenue
  Bonds (Lear Seating Corp. Project) Series
  1994/(Chemical Bank LOC)
  4.10%, 07/07/97                                            8,700          8,700
Indianapolis, Indiana Economic Development
  Authority Revenue Bonds (Herff-Jones, Inc.
  Project)/(Wachovia Bank LOC)
  4.40%, 07/07/97                                            4,100          4,100
St. Joseph College, Indiana Economic Development
  Revenue Bonds Series 1997B/(FHLB LOC)
  4.25%, 07/07/97                                            3,675          3,675
                                                                       ----------
                                                                           44,515
                                                                       ----------

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
IOWA--0.7%
Iowa Higher Education Loan Authority Revenue
  Bonds (Adjustable Convertible Extendable
  Securities Education Loan Private College
  Facility)/(MBIA Insurance & Dai-Ichi Kangyo
  Bank SBPA)
  4.15%, 07/07/97                                         $  4,100     $    4,100
Iowa Student Loan Liquidity Corp. Student Loan
  Revenue Bonds Series B/(AMBAC Insurance &
  Norwest Bank N.A. LOC)
  4.25%, 07/07/97                                           28,000         28,000
                                                                       ----------
                                                                           32,100
                                                                       ----------
KANSAS--0.3%
Kansas City, Kansas Industrial Revenue Bonds
  (Owen Industries, Inc. Project) Series 1987/
  (Sanwa Bank LOC)
  4.35%, 07/07/97                                            1,200          1,200
Kansas State Development Finance Authority
  Multi-Family Housing Revenue Bonds (1st Kansas
  Project) Series 1995A/(Boatmen's First
  National Bank of Kansas City LOC)
  4.55%, 07/07/97                                            2,000          2,000
Kansas State Development Finance Authority
  Multi-Family Housing Revenue Bonds (1st Kansas
  Project) Series 1995C2/(Boatmen's First
  National Bank of Kansas City LOC)
  4.55%, 07/07/97                                              650            650
Olathe, Kansas Industrial Development Revenue
  Bonds (Garmin International, Inc. Project)
  Series 1995/(Boatmen's First National Bank of
  Kansas City LOC)
  4.55%, 07/07/97                                            1,700          1,700
Wichita, Kansas Airport Facilities Revenue Bonds
  (Flightsafety International, Inc.)/(Wachovia
  Bank LOC)
  4.30%, 07/07/97                                            3,000          3,000
Wichita, Kansas Airport Facility Refunding
  Revenue Bonds (Cessna Service Center
  Project)/(Westdeutsche Landesbank LOC)
  4.30%, 07/07/97                                            3,750          3,750
Wichita, Kansas Health Facilities Authority
  Revenue Bonds (CSJ Health System) Series XXV/
  (Sumitomo Bank LOC)
  4.35%, 07/07/97                                            1,900          1,900
                                                                       ----------
                                                                           14,200
                                                                       ----------
KENTUCKY--2.6%
Henderson County, Kentucky Solid Waste Disposal
  Revenue Bonds (Hudson Foods, Inc. Project)/
  (Rabobank Nederland N.V. LOC)
  4.25%, 07/07/97                                           10,300         10,300

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
Jefferson County, Kentucky Sports Stadium
  Revenue Adjusting Bonds (University of
  Louisville Athletic Department)/(Bank One
  Kentucky, N.A. LOC)
  4.20%, 07/07/97                                         $ 10,000     $   10,000
Kentucky Higher Education Student Loan Corp.
  Adjustable Rate Insured Student Loan Revenue
  Bonds Series 1991E/(AMBAC Insurance & Credit
  Suisse LOC)
  4.25%, 07/07/97                                           28,000         28,000
Kentucky Higher Education Student Loan Corp.
  Revenue Bonds Series 1996A/(MBIA Insurance &
  Landesbank Hessen-Thuringen Girozentrale SPA)
  4.25%, 07/07/97                                           17,000         17,000
Lebanon, Kentucky Industrial Development Revenue
  Bonds (Wallace Computer Services, Inc.)/
  (Wachovia Bank LOC)
  4.25%, 07/07/97                                            5,000          5,000
Mason County, Kentucky Pollution Control
  Financing Authority Revenue Bonds (East
  Kentucky Power Corp.) Series
  1984B-1/(N.R.U.-C.F.C. Guaranty LOC)
  4.20%, 07/07/97                                           12,250         12,250
Mayfield, Kentucky Multi-City Lease Revenue
  Bonds/(PNC Bank N.A. LOC)
  4.30%, 07/07/97                                           18,000         18,000
Maysville, Kentucky Industrial Building Revenue
  Bonds (Green Tokai Building)/(Bank of America
  LOC)
  4.30%, 07/07/97                                            5,740          5,740
Murray, Kentucky Industrial Development
  Authority (Dean Foods Co.)/(Wachovia Bank LOC)
  4.30%, 07/07/97                                            6,000          6,000
Owensboro, Kentucky Limited Obligation Revenue
  Bonds (Dart Polymers, Inc. Project) Series
  1985A/(National Westminster Bank PLC LOC)
  4.15%, 07/07/97                                            1,900          1,900
Richmond, Kentucky Industrial Building Revenue
  Adjusting Bonds (Mikron Project)/(Bank of
  America LOC)
  4.30%, 07/07/97                                            9,500          9,500
Wilson County, Kentucky Industrial Development
  Board Revenue Bonds (Perma Pipe Project)/
  (Harris Trust & Savings Bank LOC)
  4.40%, 07/07/97                                            3,150          3,150
                                                                       ----------
                                                                          126,840
                                                                       ----------
LOUISIANA--1.4%
De Soto Parish, Louisiana Pollution Control
  Financing Authority Revenue Refunding Bonds
  (Central Louisiana Electric Co.) Series
  1991A/(Swiss Bank LOC)
  4.15%, 07/07/97                                              400            400

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
Louisiana Public Facility Authority Hospital
  Revenue Bonds (Willis Knighton Medical
  Project)/(AMBAC Insurance & Mellon Bank SBPA)
  4.15%, 07/07/97                                         $ 17,960     $   17,960
Natchitoches Parish, Louisiana Revenue Refunding
  Bonds (Trus Joist Corp. Project)/(Bank of
  Tokyo-Mitsubishi Ltd. LOC)
  4.45%, 07/07/97                                           10,000         10,000
New Orleans, Louisiana Aviation Board Revenue
  Bonds (Passenger Facility Charge
  Projects)/(Banque Paribas & Canadian Imperial
  Bank of Commerce LOC)
  4.45%, 07/07/97                                            5,100          5,100
New Orleans, Louisiana Aviation Board Revenue
  Bonds Series 1993B/(MBIA Insurance & Credit
  Local de France SPA)
  4.15%, 07/07/97                                           27,820         27,820
South Louisiana, Port Commission Revenue Bonds
  (Holnam Project)/(ABN-Amro Bank N.V. LOC)
  4.20%, 07/07/97                                            7,500          7,500
                                                                       ----------
                                                                           68,780
                                                                       ----------
MAINE--0.6%
Maine Regional Waste System Solid Waste Recovery
  Bonds Series 1990K/(Midland Bank LOC)
  4.25%, 07/07/97                                           18,150         18,150
Maine Regional Waste System Solid Waste Resource
  Recovery Revenue Bonds Series 1993-M/
  (Midland Bank LOC)
  4.25%, 07/07/97                                            4,590          4,590
Maine Regional Waste System Solid Waste Resource
  Recovery Revenue Bonds Series 1995-O/(Midland
  Bank LOC)
  4.25%, 07/07/97                                            5,500          5,500
                                                                       ----------
                                                                           28,240
                                                                       ----------
MARYLAND--2.0%
Baltimore, Maryland Industrial Development
  Authority Revenue Bonds (City of Baltimore
  Capital Acquisition Program) Series 1986/
  (Dai-Ichi Kangyo Bank LOC)
  4.35%, 07/07/97                                           52,400         52,400
Maryland State Health & Higher Education
  Facility Authority Pooled Revenue Bonds
  (Kennedy Krieger) Series 1993D/(FNB Maryland
  LOC)
  4.25%, 07/07/97                                            2,000          2,000

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
Maryland State Health & Higher Education
  Facility Authority Pooled Revenue Bonds
  (Pooled Loan Program) Series A/
  (Dai-Ichi Kangyo Bank & FNB Chicago LOC)
  4.15%, 07/07/97                                         $  9,700     $    9,700
Maryland State Health And Higher Education
  Facility Authority Revenue Bonds Pooled Loan
  Series 1985B/(FNB Chicago LOC)
  4.15%, 07/07/97                                           16,100         16,100
Montgomery County, Maryland Housing Opportunity
  Commission Housing Revenue Bonds (Draper Lane)
  Series 1991I/(FGIC Insurance & Barclays Bank
  PLC SPA)
  4.20%, 07/07/97                                           16,600         16,600
                                                                       ----------
                                                                           96,800
                                                                       ----------
MASSACHUSETTS--0.0%
Massachusetts State Industrial Finance Agency
  Resource Recovery Authority Revenue Bonds
  (Ogden Haverhill Project) Series 1992A/(Union
  Bank of Switzerland LOC)
  4.10%, 07/07/97                                              500            500
                                                                       ----------
MICHIGAN--1.3%
Grand Rapids, Michigan Economic Development
  Corp. Revenue Refunding Bonds Amway Hotel
  Corp. Series 1991A/(ABN-Amro Bank N.V. LOC)
  4.15%, 07/07/97                                           12,820         12,820
Michigan State Hospital Finance Authority
  Revenue Bonds (Martin Luther Memorial Home
  Inc.)/(Bank One Indiana, N.A.LOC)
  4.15%, 07/07/97                                            6,520          6,520
Michigan State Strategic Fund Limited Obligation
  Revenue Bonds (Dean Foods Co. Project)/
  (Wachovia Bank LOC)
  4.30%, 07/07/97                                            3,500          3,500
Michigan State Strategic Fund Limited Obligation
  Revenue Bonds (Manufacturers Project) Series
  1991/(Comerica Bank LOC)
  4.25%, 07/07/97                                            2,095          2,095
Wayne Charter County, Michigan Airport Revenue
  Bonds (Detroit Metropolitan County) Series
  1996A/(BayerIsche Landesbank Girozentrale
  LOC)
  4.25%, 07/07/97                                            6,700          6,700
Wayne Charter County, Michigan Airport Revenue
  Bonds Series B/(Bayerische Landesbank
  Girozentrale LOC)
  4.20%, 07/07/97                                           32,710         32,710
                                                                       ----------
                                                                           64,345
                                                                       ----------

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
MINNESOTA--1.2%
Bloomington, Minnesota Port Authority Special
  Tax Revenue Bonds (Mall of America Project)
  Series 1996B/(FSA Insurance & Credit Local de
  France SBPA)
  4.20%, 07/07/97                                         $  6,500     $    6,500
Bloomington, Minnesota Port Authority Tax
  Increment Revenue Refunding Bonds (Mall of
  America) Series 1995A/(Credit Local de France
  SBPA & FSA Insurance)
  4.20%, 07/07/97                                           25,000         25,000
Dakota County, Minnesota Housing & Redevelopment
  Authority Multi-Family Mortgage Revenue Bonds/
  (Northwestern Mutual Guaranty)
  4.15%, 07/07/97                                           14,295         14,295
Hennepin County, Minnesota Unlimited General
  Obligation Bonds Series 1995C
  4.15%, 07/07/97                                            3,800          3,800
Hennepin County, Minnesota Unlimited General
  Obligation Bonds Series 1996C
  4.25%, 07/07/97                                            5,750          5,750
Minnesota Agriculture & Economic Development
  Revenue Bonds (Evangelical Lutheran
  Project)/(Rabobank Nederland N.V. LOC)
  4.20%, 07/07/97                                            5,500          5,500
                                                                       ----------
                                                                           60,845
                                                                       ----------
MISSISSIPPI--0.4%
Mississippi Business Financial Corp. Industrial
  Development Revenue Bonds (Omega Motion)
  Series 1996/(Wachovia Bank LOC)
  4.30%, 07/07/97                                            6,800          6,800
Mississippi Home Corp. Single Family Revenue
  Bonds Series 1997G/(Bank of America LOC)
  4.30%, 07/07/97                                           12,495         12,495
                                                                       ----------
                                                                           19,295
                                                                       ----------
MISSOURI--0.7%
Mexico, Missouri Industrial Development
  Authority Revenue Bonds (ADP Midwest
  Manufacturing Co. Project) Series 1995/(Royal
  Bank of Scotland PLC LOC)
  4.35%, 07/07/97                                            7,100          7,100
Missouri Higher Education Loan Authority
  Adjustable Rate Student Loan Revenue Bonds
  Series 1988A/(National Westminster Bank LOC)
  4.25%, 07/07/97                                           15,500         15,500

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
Missouri State Development Board Revenue Bonds
  (Milbank Manufacturing Co. Project)/(Boatmen's
  First National Bank of Kansas City LOC)
  4.55%, 07/02/97                                         $  3,000     $    3,000
Missouri State Development Finance Board
  Industrial Development Revenue Bonds (H.R.
  Williams Mill Supply Project) Series
  1995/(Union Bank of Switzerland LOC)
  4.25%, 07/07/97                                            3,100          3,100
St. Charles, Missouri Industrial Development
  Authority Revenue Bonds (Land Development Co.
  Project)/(Commerce Bank of St. Louis LOC)
  4.53%, 07/07/97                                            3,850          3,850
Washington, Missouri Industrial Development
  Authority Revenue Bonds (Pauwels Transformer
  Project)/(Generale Bank LOC)
  4.53%, 07/07/97                                            3,800          3,800
                                                                       ----------
                                                                           36,350
                                                                       ----------
NEBRASKA--0.2%
Stanton County, Nebraska Industrial Development
  Revenue Bonds Series 1996
  4.30%, 07/07/97                                           10,500         10,500
                                                                       ----------
NEVADA--0.4%
Clark County, Nevada Airport Improvement Revenue
  Bonds System Subordinate Lien Series
  1995A-2/(Union Bank of Switzerland LOC)
  4.20%, 07/07/97                                            1,430          1,430
Clark County, Nevada Industrial Development
  Revenue Refunding Bonds (Nevada Power Co
  Project) Series 1995B/(Societe Generale LOC)
  4.30%, 07/07/97                                           12,500         12,500
Nevada Housing Division Multi-Family Housing
  Revenue Bonds Series 1989A/(FNMA LOC)
  4.20%, 07/07/97                                            4,000          4,000
                                                                       ----------
                                                                           17,930
                                                                       ----------
NEW HAMPSHIRE--0.2%
New Hampshire Higher Education & Health
  Facilities Authority Revenue Bonds (VHA New
  England, Inc.) Series 1985B/(AMBAC Insurance &
  FNB Chicago SBPA)
  4.20%, 07/07/97                                            1,000          1,000
New Hampshire State Business Finance Authority
  Pollution Control Revenue Bonds (Public
  Services New Hampshire Project) Series 1992D/
  (Barclays Bank PLC LOC)
  4.30%, 07/07/97                                            1,000          1,000

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
New Hampshire State Housing Finance Authority
  Multi- Family Housing Revenue Bonds (Fairways
  Project) Series 1994-1/(General Electric
  Capital Corp. LOC)
  4.20%, 07/07/97                                         $  7,000     $    7,000
                                                                       ----------
                                                                            9,000
                                                                       ----------
NEW MEXICO--1.4%
Albuquerque, New Mexico Airport Revenue Bonds
  Subordinated Lien Series 1996A/(Bayerische
  Landesbank Girozentrale LOC)
  4.25%, 07/07/97                                           24,500         24,500
Belen, New Mexico Industrial Development Revenue
  Bonds (Solo Cup, Inc. Project)/(Wachovia Bank
  LOC)
  4.30%, 07/07/97                                            3,250          3,250
New Mexico State Highway Commercial Revenue
  Subordinated Lien Bonds Series 1996/(FSA
  Insurance & Canadian Imperial Bank of Commerce
  SPA)
  4.20%, 07/07/97                                           38,500         38,500
                                                                       ----------
                                                                           66,250
                                                                       ----------
NEW YORK--1.4%
Albany-Dougherty County, New York Hospital
  Authority Revenue Bonds (Phoebe Putney
  Memorial Hospital) Series 1996/(AMBAC
  Insurance)
  4.25%, 07/07/97                                           11,400         11,400
Babylon, New York Industrial Development
  Authority Revenue Bonds (General
  Microwave)/(National Westminster Bank LOC)
  4.10%, 07/07/97                                            1,500          1,500
New York City, New York General Obligation Bonds
  Series 1995B Subseries B-8/(Bayerische
  Landesbank Girozentrale LOC)
  4.10%, 07/07/97                                            2,500          2,500
New York City, New York Housing Development
  Corp. Multi-Family Housing Mortgage Revenue
  Bonds (Parkgate Tower Project)/(Citibank LOC)
  4.10%, 07/07/97                                            3,000          3,000
New York City, New York Industrial Development
  Agency Revenue Bonds (Brooklyn Navy Yard Co.)
  Series 1995A/(Bank of America LOC)
  4.20%, 07/07/97                                           12,800         12,800
New York City, New York Industrial Development
  Agency Revenue Bonds (Brooklyn Navy Yard Co.)
  Series 1995B/(Bank of America LOC)
  4.15%, 07/07/97                                            5,000          5,000
New York City, New York Industrial Development
  Authority Special Facility Revenue Bonds
  (Korean Airlines Co. Project) Series
  1997A/(Bankers Trust LOC)
  4.10%, 07/07/97                                           12,800         12,800

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
New York City, New York Industrial Development
  Special Facility Revenue Bonds (Korean Air
  Lines Co. Project) Series 1997B/(Bankers Trust
  LOC)
  4.10%, 07/07/97                                         $  9,100     $    9,100
New York City, New York Industrial Development
  Special Facility Revenue Bonds (Korean
  Airlines Co. Project) Series 1997C/(Bankers
  Trust LOC)
  4.05%, 07/07/97                                            9,400          9,400
New York State Energy Research & Development
  Authority Pollution Control Revenue Bonds
  (Niagara Mohawk Power Corp. Project) Series
  88A/(Morgan Guaranty Trust Co.--New York LOC)
  5.50%, 07/07/97                                            2,200          2,200
Yonkers, New York Industrial Development Agency
  Civic Facilities Revenue Bonds (Consumers
  Union Facility Project) Series 1994/(AMBAC
  Insurance & Credit Local de France SBPA)
  3.95%, 07/07/97                                              500            500
                                                                       ----------
                                                                           70,200
                                                                       ----------
NORTH CAROLINA--1.9%
Bladen County, North Carolina Industrial
  Facility and Pollution Control Financing
  Authority Resource Recovery Bonds (BCH Energy
  Project LP)/(Bank of Tokyo-Mitsubishi Ltd.
  LOC)
  4.40%, 07/07/97                                           30,400         30,400
Guilford County, North Carolina Industrial
  Facilities & Pollution Control Financing
  Authority Revenue Bonds (Culp, Inc.
  Project)/(Wachovia Bank LOC)
  4.25%, 07/07/97                                            3,825          3,825
North Carolina Medical Care Community Hospital
  Revenue Bonds (Pooled Equipment Finance
  Project)/(MBIA Insurance & Banque Paribas SBPA)
  4.25%, 07/07/97                                              600            600
Wake County, North Carolina Industrial Facility
  & Pollution Control Financing Authority
  Revenue Bonds (Carolina Power & Light) Series
  1985B/(Sumitomo Bank LOC)
  4.30%, 07/07/97                                            2,900          2,900
Wake County, North Carolina Industrial Facility
  & Pollution Control Financing Authority
  Revenue Bonds (Carolina Power & Light) Series
  1985C/(Sumitomo Bank LOC)
  4.30%, 07/07/97                                           55,050         55,050
                                                                       ----------
                                                                           92,775
                                                                       ----------

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
NORTH DAKOTA--0.4%
Mercer County, North Dakota National Rural
  Utility Pollution Control Revenue Bonds (Basin
  Electric Power Cooperative Antelope Project)
  Series 1984C/(N.R.U.--C.F.C. Guaranty LOC)
  4.20%, 07/07/97                                         $  8,010     $    8,010
Richland County, North Dakota Industrial
  Development Revenue Bonds (Minn-Dak Farmers
  Co-Op) Series 1986B/(Norwest Bank LOC)
  4.50%, 07/07/97                                            1,000          1,000
Richland County, North Dakota Solid Waste
  Disposal Revenue Bonds (Minn-Dak Farmers
  Co-Op) Series 1996A/(Norwest Bank LOC)
  4.50%, 07/07/97                                           11,000         11,000
                                                                       ----------
                                                                           20,010
                                                                       ----------
OHIO--0.5%
Columbus, Ohio Electric System Revenue Bonds
  Series 1984/(Union Bank of Switzerland LOC)
  3.70%, 07/07/97                                            6,580          6,580
Ohio Air Quality Development Authority Revenue
  Bonds (JMG Funding, LP) Series 1994A/
  (Societe Generale LOC)
  4.20%, 07/07/97                                            2,900          2,900
Ohio Air Quality Development Authority Revenue
  Bonds (Limited Partnership Project) Series
  1994B/(Societe Generale LOC)
  4.15%, 07/07/97                                           14,400         14,400
Ohio Housing Finance Agency Multi-Family Housing
  Revenue Bonds (Kenwood Congregate Retirement
  Community) Series 1985/(Morgan Guaranty Trust
  Co.--New York LOC)
  3.70%, 07/07/97                                            2,000          2,000
                                                                       ----------
                                                                           25,880
                                                                       ----------
OKLAHOMA--0.8%
Garfield County, Oklahoma Industrial Development
  Adjusting Revenue Bonds (Bank of Commerce
  Group, Inc. Project)/(Wachovia Bank LOC)
  4.20%, 07/07/97                                            7,265          7,265
Muldrow, Oklahoma Public Works Authority
  Industrial Development Revenue Bonds (Oklahoma
  Foods Project)/(Rabobank Nederland N.V. LOC)
  4.30%, 07/07/97                                            8,800          8,800
Oklahoma City, Oklahoma Industrial & Cultural
  Facilities Revenue Bonds (Oklahoma Christian
  College)/(Sumitomo Bank LOC)
  4.50%, 07/07/97                                            9,000          9,000

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
Oklahoma Development Financing Authority Revenue
  Bonds (Shawnee Funding Ltd.)/(Bank of Nova
  Scotia LOC)
  4.30%, 07/07/97                                         $  4,000     $    4,000
Oklahoma State Student Loan Authority Revenue
  Bonds Student Loan Series 1996A/(MBIA
  Insurance & SLMA LOC)
  4.25%, 07/07/97                                           10,000         10,000
Tulsa, Oklahoma Industrial Development Authority
  Hospital Revenue Bonds (Hillcrest Medical
  Center) Series 1988/(Bank of Tokyo-Mitsubishi
  Ltd. LOC)
  4.15%, 07/07/97                                              655            655
Tulsa, Oklahoma Industrial Development Authority
  Revenue Bonds (Thomas & Betts Project) Series
  1991/(Wachovia Bank LOC)
  4.30%, 07/07/97                                              700            700
                                                                       ----------
                                                                           40,420
                                                                       ----------
OREGON--0.4%
Medford, Oregon Hospital Facility Authority
  Revenue Bonds (Rogue Valley Manor Project)
  Series 1985/(Banque Paribas LOC)
  4.35%, 07/07/97                                            7,700          7,700
Oregon State Economic Development Commission
  Economic & Industrial Development Revenue
  Bonds/(Wachovia Bank LOC)
  4.20%, 07/07/97                                            4,100          4,100
Port of Portland, Oregon Industrial Development
  Revenue Bonds (Schnitzer Steel Project)/
  (Comerica Bank LOC)
  4.20%, 07/07/97                                            5,000          5,000
Port of Portland, Oregon Special Obligation
  Revenue Bonds (Portland Bulk Terminals Ltd.
  Liability Corp. Project)/(Canadian Imperial
  Bank of Commerce LOC)
  4.30%, 07/07/97                                            5,000          5,000
                                                                       ----------
                                                                           21,800
                                                                       ----------
PENNSYLVANIA--4.9%
Emmaus, Pennsylvania General Authority Revenue
  Bonds/(FSA Insurance & Credit Suisse SPA)
  4.45%, 07/07/97                                           73,560         73,560
Montgomery County, Pennsylvania Industrial
  Development Authority Revenue Bonds (Seton
  Medical Supply Co. Project)/(First Union
  National Bank LOC)
  4.25%, 07/07/97                                            5,500          5,500
Northeastern Pennsylvania Hospital and
  Educational Authority Revenue Bonds (Allied
  Health Pooled Financing Program)/(Chase
  Manhattan LOC)
  4.25%, 07/07/97                                            5,000          5,000

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
Pennsylvania Energy Development Authority
  (Clarion Corp.-Piney Creek Project Apartments)
  Series 1986C/(Swiss Bank LOC)
  4.25%, 07/07/97                                         $  1,155     $    1,155
Pennsylvania Energy Development Authority Energy
  Development Revenue Bonds (B & W Ebensberg
  Project) Series 1986/(Swiss Bank LOC)
  4.25%, 07/07/97                                            8,475          8,475
Pennsylvania Higher Education Assistance Agency
  Student Loan Adjustable Rate Revenue Bonds
  Series 1988B/(SLMA LOC)
  4.25%, 07/07/97                                           70,000         70,000
Pennsylvania Higher Education Assistance Agency
  Student Loan Adjustable Rate Revenue Bonds
  Series 1988C/(SLMA LOC)
  4.25%, 07/07/97                                            4,000          4,000
Pennsylvania Higher Education Assistance Agency
  Student Loan Adjustable Rate Revenue Bonds
  Series 1994A/(SLMA LOC)
  4.25%, 07/07/97                                            9,000          9,000
Pennsylvania Higher Education Assistance Agency
  Student Loan Adjustable Rate Revenue Bonds
  Series 1997A/(SLMA LOC)
  4.25%, 07/07/97                                           20,000         20,000
Pennsylvania Higher Education Assistance Agency
  Student Loan Adjustable Rate Tender Revenue
  Bonds Series 1988A/(SLMA LOC)
  4.25%, 07/07/97                                           15,100         15,100
Sayre, Pennsylvania Health Care Facilities
  Authority Revenue Bonds (VHA Capital Finance
  Revenue) Series 1985F/(AMBAC Insurance &
  FNB Chicago SBPA)
  4.15%, 07/07/97                                            4,100          4,100
Washington County, Pennsylvania Higher Education
  Authority Revenue Bonds (Pooled Equipment
  Lease)/(Sanwa Bank LOC)
  4.20%, 07/07/97                                           12,100         12,100
York, Pennsylvania General Authority Pooled
  Financing Revenue Bonds Series 1996/(First
  Union Bank of North Carolina LOC)
  4.15%, 07/07/97                                           14,000         14,000
                                                                       ----------
                                                                          241,990
                                                                       ----------
RHODE ISLAND--0.7%
Rhode Island State Student Loan Authority Higher
  Education Revenue Bonds Series 1995-1/
  (National Westminster Bank PLC LOC)
  4.25%, 07/07/97                                           12,300         12,300

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
Rhode Island State Student Loan Authority Higher
  Education Revenue Bonds Series 1996-2/
  (National Westminster Bank PLC LOC)
  4.25%, 07/07/97                                         $  5,000     $    5,000
Rhode Island State Student Loan Authority Higher
  Education Revenue Bonds Series 1996-3/
  (National Westminster Bank PLC LOC)
  4.25%, 07/07/97                                           15,400         15,400
                                                                       ----------
                                                                           32,700
                                                                       ----------
SOUTH CAROLINA--0.4%
Dorchester County, South Carolina Pollution
  Control Revenue Bonds (BOC Group, Inc.)/
  (Wachovia Bank LOC)
  4.20%, 07/07/97                                            2,000          2,000
Greenville County, South Carolina Industrial
  Development Revenue Bonds (Quality
  Thermoforming Project)/(South Carolina
  National Bank LOC)
  4.30%, 07/07/97                                            1,100          1,100
South Carolina Economic Development Authority
  Hospital Facility Revenue Bonds (Sanders
  Brothers Construction)/(Wachovia Bank LOC)
  4.30%, 07/07/97                                            3,150          3,150
South Carolina Jobs Economic Development
  Authority Industrial Development Revenue Bonds
  (Ado Corp. Project)/(South Carolina National
  Bank LOC)
  4.30%, 07/07/97                                              400            400
South Carolina Jobs Economic Development
  Authority Industrial Development Revenue Bonds
  (Electric City Printing Project)/(Wachovia
  Bank of North Carolina LOC)
  4.30%, 07/07/97                                            3,200          3,200
South Carolina State Port Authority Revenue
  Bonds (Junior Lien)/(South Carolina National
  Bank LOC)
  4.25%, 07/07/97                                            3,300          3,300
Spartanburg County, South Carolina Industrial
  Development Authority Revenue Bonds (Bemis,
  Inc.)/(Wachovia Bank LOC)
  4.70%, 07/07/97                                            4,750          4,750
                                                                       ----------
                                                                           17,900
                                                                       ----------
SOUTH DAKOTA--0.3 %
South Dakota State Health & Educational
  Facilities Authority Revenue Bonds (McKenna
  Hospital) Series 1994/(MBIA Insurance &
  Banque Paribas SBPA)
  4.20%, 07/07/97                                           16,000         16,000
                                                                       ----------

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
TENNESSEE--2.2%
Chattanooga, Tennessee Industrial Development
  Board Industrial Development Revenue Bonds
  (National Print Group, Inc. Project)/(Suntrust
  Bank Nashville N.A. LOC)
  4.35%, 07/07/97                                         $  2,600     $    2,600
Chattanooga, Tennessee Health Education &
  Housing Facility Board Revenue Bonds (Baylor
  School Project)/(Sun Bank LOC)
  4.20%, 07/07/97                                            1,700          1,700
Knox County, Tennessee Health Education and
  Housing Facilities (Web School Knoxville
  Project)/(Suntrust Bank Nashville N.A. LOC)
  4.20%, 07/07/97                                            5,000          5,000
Metropolitan Nashville & Davidson County,
  Tennessee Industrial Development Revenue Bonds
  (Bind Technologies, Inc.)/(Nationsbank of
  Tennessee, N.A. LOC)
  4.20%, 07/07/97                                            3,750          3,750
Metropolitan Nashville & Davidson County,
  Tennessee Health & Education Facility Board
  Revenue Bonds Series A/(FGIC Insurance &
  Barclays Bank PLC LOC)
  4.15%, 07/07/97                                            1,200          1,200
Metropolitan Nashville & Davidson County,
  Tennessee Industrial Development Multi-Family
  Housing Revenue Bonds (Arbor Crest) Series
  1985B/(Wachovia Bank LOC)
  4.20%, 07/07/97                                            4,000          4,000
Metropolitan Nashville & Davidson County,
  Tennessee Industrial Development Multi-Family
  Housing Revenue Bonds (Arbor Knoll) Series
  1985A/(Wachovia Bank LOC)
  4.20%, 07/07/97                                            1,000          1,000
Metropolitan Nashville & Davidson County,
  Tennessee Industrial Development Revenue Bonds
  (Multi-Family Housing--Western)/(Sumitomo Bank
  LOC)
  4.50%, 07/07/97                                            7,035          7,035
Montgomery County, Tennessee Public Building
  Authority Pooled Revenue Bonds Financing
  County Loans/(Nationsbank LOC)
  4.20%, 07/07/97                                           25,000         25,000
Sevier County, Tennessee Public Building
  Authority Local Government Public Improvement
  Bonds Series 1995C-1/(AMBAC Insurance &
  Kredietbank, N.V. SPA)
  4.13%, 07/07/97                                            4,000          4,000
Sevier County, Tennessee Public Building
  Authority Local Government Public Improvement
  Bonds Series 1995C-2/(AMBAC Insurance &
  Kredietbank, N.V. SPA)
  4.13%, 07/07/97                                            4,395          4,395

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
Sevier County, Tennessee Public Building
  Authority Local Government Public Improvement
  Bonds Series 1995C-3/(AMBAC Insurance &
  Kredietbank, N.V. SPA)
  4.13%, 07/07/97                                         $ 10,000     $   10,000
Sevier County, Tennessee Public Building
  Authority Local Government Public Improvement
  Bonds Series 1995E-3/(AMBAC Insurance &
  Kredietbank, N.V. SPA)
  4.13%, 07/07/97                                            3,000          3,000
Sevier County, Tennessee Public Building
  Authority Local Government Public Improvement
  Bonds Series 1996D-1/(AMBAC Insurance &
  Kredietbank, N.V. SPA)
  4.13%, 07/07/97                                            3,430          3,430
Sevier County, Tennessee Public Building
  Authority Local Government Public Improvement
  Bonds Series 1996E-1/(AMBAC Insurance &
  Kredietbank, N.V. SPA)
  4.13%, 07/07/97                                            6,835          6,835
Sevier County, Tennessee Public Building
  Authority Local Government Public Improvement
  Bonds Series 1996E-4/(AMBAC Insurance &
  Kredietbank, N.V. SPA)
  4.13%, 07/07/97                                            3,000          3,000
Sevier County, Tennessee Public Building
  Authority Local Government Public Improvement
  Bonds Series 1996E-5/(AMBAC Insurance &
  Kredietbank, N.V. SPA)
  4.13%, 07/07/97                                            1,750          1,750
Sevier County, Tennessee Public Building
  Authority Local Government Public Improvement
  Bonds Series II-C/(AMBAC Insurance &
  Kredietbank, N.V. SPA)
  4.13%, 07/07/97                                            1,100          1,100
Sevier County, Tennessee Public Building
  Authority Local Government Public Improvement
  Revenue Bonds Series 1996A/(AMBAC Insurance &
  Kredietbank, N.V. SPA)
  4.13%, 07/07/97                                            7,000          7,000
Volunteer State Variable Rate Student Loan
  Funding Bonds Series 1987/(Hong Kong Shang Hai
  Bank LOC)
  4.25%, 07/07/97                                           10,600         10,600
                                                                       ----------
                                                                          106,395
                                                                       ----------
TEXAS--6.5%
Amarillo, Texas Health Facility Corp. Hospital
  Revenue Bonds (High Plains Baptist Hospital)
  Series 1985/(Banque Paribas LOC)
  4.40%, 07/07/97                                            3,100          3,100
Bexar County, Texas Health Facilities
  Development Corp. Revenue Bonds (Chandler
  Memorial Home Project) Series 1995/(Bank One
  LOC)
  4.20%, 07/07/97                                            5,170          5,170
Brazos River, Texas Higher Education Authority
  Revenue Bonds Series 1993B-1/(SLMA LOC)
  4.25%, 07/07/97                                           35,200         35,200

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
Capital, Texas Industrial Development Corp.
  Revenue Refunding Bonds (National Service
  Industries, Inc. Project)/(Wachovia Bank LOC)
  4.20%, 07/07/97                                         $  4,950     $    4,950
Central Waco, Texas Development Corp. Industrial
  Development Revenue Bonds (H.E. Butt Grocery)/
  (Texas Commerce Bank, N.A. LOC)
  4.20%, 07/07/97                                            2,900          2,900
Collin County, Texas Housing Finance Corp.
  Multi-Family Housing Revenue Bonds (Huntington
  Apartments Project)/(Fleet Bank, N.A. LOC)
  4.30%, 07/07/97                                            6,150          6,150
Euless, Texas Industrial Development Authority
  Revenue Bonds (Ferguson Enterprises, Inc.
  Project)/(Wachovia Bank LOC)
  4.20%, 07/07/97                                            4,850          4,850
Grand Prairie, Texas Industrial Development
  Authority Industrial Development Revenue Bonds
  (NTA Leasing Co. Project) Series 1994/(Texas
  Commerce Bank, N.A. LOC)
  4.35%, 07/07/97                                            2,140          2,140
Hays, Texas Memorial Health Facilities
  Development Corp. Hospital Revenue Bonds
  (AHS/Sunbelt Central Texas Medical Center
  Project) Series 1990A/(Swiss Bank LOC)
  4.20%, 07/07/97                                            8,800          8,800
Hays, Texas Memorial Health Facilities
  Development Corp. Hospital Revenue Bonds
  (AHS/Sunbelt Central Texas Medical Center
  Project) Series 1990B/(Swiss Bank LOC)
  4.20%, 07/07/97                                           15,800         15,800
Lavaca-Navidad River Authority, Texas Water
  Supply System Contract Revenue Bonds (Formosa
  Plastics Corp. Project)/(Canadian Imperial
  Bank of Commerce LOC)
  4.40%, 07/07/97                                           13,600         13,600
Lower Neches Valley Authority, Texas Industrial
  Development Corp. Pollution Control Revenue
  Bonds (Mobil Corp. Neches River Treatment
  Project)
  4.15%, 07/07/97                                           12,000         12,000
North Texas Higher Education Authority Income
  Tax Student Loan Revenue Refunding Bonds
  Series 1996B/ (AMBAC Insurance & SLMA SBPA)
  4.25%, 07/07/97                                            4,000          4,000
North Texas Higher Education Authority Income
  Tax Student Loan Revenue Refunding Bonds
  Series 1996D/(AMBAC Insurance & SLMA SBPA)
  4.25%, 07/07/97                                            4,000          4,000

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
North Texas Higher Education Authority Student
  Loan Revenue Refunding Bonds Series
  1987A/(Credit Communal de Belgique LOC)
  4.20%, 07/07/97                                         $ 83,750     $   83,750
North Texas Higher Education Authority Student
  Loan Revenue Refunding Bonds Series
  1996A/(SLMA LOC)
  4.25%, 07/07/97                                            5,000          5,000
Panhandle Plains, Texas Higher Education
  Authority Student Loan Revenue Bonds Series
  1993A/(SLMA LOC)
  4.25%, 07/07/97                                           13,300         13,300
Panhandle Plains, Texas Higher Education
  Authority Student Loan Revenue Bonds Series
  1997X/(SLMA LOC)
  4.25%, 07/07/97                                           14,000         14,000
Panhandle Plains, Texas Higher Education Loan
  Authority Student Loan Revenue Bonds Series
  1991A/(SLMA LOC)
  4.25%, 07/07/97                                            4,000          4,000
Panhandle Plains, Texas Higher Education Loan
  Authority Student Loan Revenue Bonds Series
  1992A/(SLMA LOC)
  4.25%, 07/07/97                                           17,800         17,800
Panhandle Plains, Texas Higher Education Loan
  Authority Student Loan Revenue Bonds Series
  1995A/(SLMA LOC)
  4.25%, 07/07/97                                           13,000         13,000
Port Arthur, Texas Navigation District (Star
  Enterprises Project)/(Swiss Bank LOC)
  4.25%, 07/07/97                                           15,500         15,500
Robertson County, Texas Industrial Development
  Corp. Variable Rate Industrial Development
  Revenue Bonds (Sanderson Farms Project) Series
  1995/(Harris Trust & Savings Bank LOC)
  4.35%, 07/07/97                                            4,300          4,300
Silsbee, Texas Health Facilities Development
  Revenue Bonds (Silsbee Doctor's Hospital)/(HEI
  Guaranty & Citibank LOC)
  4.20%, 07/07/97                                            2,500          2,500
Texas Health Facilities Development Corp.
  Adjustable Convertible Extendable Securities
  Revenue Bonds (North Texas Pooled Health)
  Series 1985B/(Banque Paribas LOC)
  4.25%, 07/07/97                                           19,900         19,900

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
Trinity River Authority, Texas Pollution Control
  Revenue Bonds (Lafarge Corp. Project)/(Banque
  Nationale de Paris LOC)
  4.40%, 07/07/97                                         $  3,100     $    3,100
                                                                       ----------
                                                                          318,810
                                                                       ----------
UTAH--1.2%
Salt Lake City, Utah Airport Revenue Bonds
  Series 1996A/(Union Bank of Switzerland LOC)
  4.25%, 07/07/97                                            2,000          2,000
Salt Lake City, Utah Airport Revenue Bonds
  Series 1994A/(Credit Suisse LOC)
  4.20%, 07/07/97                                            9,700          9,700
Utah State Board of Regents Student Loan Revenue
  Bonds Series 1995L/(AMBAC Insurance & Barclays
  Bank PLC LOC)
  4.25%, 07/07/97                                            3,000          3,000
Utah State Board of Regents Student Loan Revenue
  Bonds Series 1996Q/(AMBAC Insurance & Barclays
  Bank PLC LOC)
  4.25%, 07/07/97                                            9,000          9,000
Utah State Board of Regents Student Loan Revenue
  Bonds Series 1997R/(AMBAC Insurance & Barclays
  Bank PLC LOC)
  4.25%, 07/07/97                                           34,255         34,255
                                                                       ----------
                                                                           57,955
                                                                       ----------
VERMONT--0.1%
Vermont Education & Health Buildings Financing
  Agency (VHA New England) Series 1985G/(AMBAC
  Insurance & FNB Chicago SBPA)
  4.20%, 07/07/97                                            4,240          4,240
                                                                       ----------
VIRGINIA--0.2%
King George County, Virginia Industrial
  Development Authority Solid Waste Disposal
  Facility (Garnet of Virginia Project) Series
  1996/(Morgan Guaranty Trust--New York LOC)
  4.20%, 07/07/97                                            3,700          3,700
Lynchburg, Virginia Industrial Development
  Authority Hospital Facility Revenue Bonds
  (First Mortgage VHA Mid-Atlantic States, Inc.)
  Series 1985B/(AMBAC Insurance & Mellon Bank
  SBPA)
  4.20%, 07/07/97                                              400            400
Lynchburg, Virginia Industrial Development
  Authority Hospital Facility Revenue Bonds
  (First Mortgage VHA Mid-Atlantic States, Inc.)
  Series 1985C/(AMBAC Insurance & Mellon Bank
  SBPA)
  4.20%, 07/07/97                                              600            600

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
Lynchburg, Virginia Industrial Development
  Authority Hospital Facility Revenue Bonds
  (First Mortgage VHA Mid-Atlantic States, Inc.)
  Series 1985A/(AMBAC Insurance & Mellon Bank
  SBPA)
  4.20%, 07/07/97                                         $    500     $      500
Staunton, Virginia Industrial Development
  Authority Industrial Development Revenue Bonds
  (Diebold, Inc. Staunton Project) Series
  1997/(Bank One, Akron LOC)
  4.30%, 07/07/97                                            2,500          2,500
Virginia Small Business Finance Authority
  Industrial Development Revenue Bonds (Dong
  Sung America)/(First Union National Bank of
  North Carolina LOC)
  4.30%, 07/07/97                                            2,380          2,380
                                                                       ----------
                                                                           10,080
                                                                       ----------
WASHINGTON--2.7%
Everett, Washington Industrial Development
  Revenue Bonds (Partners Trust/Synsor
  Project)/(Bank of America LOC)
  4.30%, 07/07/97                                            5,500          5,500
Pierce County, Washington Economic Development
  Bonds (McFarland Cascade Project)/(U.S. Bank
  of Washington LOC)
  4.55%, 07/07/97                                            2,000          2,000
Pierce County, Washington Economic Development
  Corp. Revenue Bonds (Flex-A-Lite Consolidated
  Project)/(Bank of America LOC)
  4.35%, 07/07/97                                            3,000          3,000
Port of Seattle, Washington Subordinated Lien
  Revenue Bonds Series 1997/(Canadian Imperial
  Bank of Commerce LOC)
  4.20%, 07/07/97                                           79,130         79,130
Spokane County, Washington Industrial
  Development Corp. Metal Sales Manufacturing
  Corp./(Star Bank LOC)
  4.30%, 07/07/97                                            3,150          3,150
Washington State Development Authority Revenue
  Bonds (Hunter Douglas Project) Series
  1997A/(ABN-Amro Bank N.V. LOC)
  4.30%, 07/07/97                                            3,500          3,500
Washington State Economic Development Finance
  Authority Industrial Development Revenue Bonds
  (Tonkin Building) Series 1997A/(U.S. Bank of
  Washington LOC)
  4.55%, 07/07/97                                            1,000          1,000
Washington State Health Care Facilities
  Authority Revenue Refunding Bonds (Sisters of
  St. Joseph of Peace) Series 1993/(MBIA
  Insurance & U.S. Bank of Washington SBPA)
  4.15%, 07/07/97                                           12,400         12,400

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
Washington State Housing Finance Authority
  Multi-Family Housing Revenue Bonds (Merrill
  Gardens Project) Series 1997A/(U.S. Bank of
  Washington LOC)
  4.30%, 07/07/97                                         $  2,000     $    2,000
Washington State Housing Finance Commission
  Multi-Family Housing Mortgage Revenue Bonds
  (Meridian Court Apartments) Series 1996/(Bank
  of America LOC)
  4.30%, 07/07/97                                            8,000          8,000
Washington State Housing Finance Commission
  Multi-Family Mortgage Revenue Bonds (Canyon
  Lake II) Series 1993A/(U.S. Bank of Washington
  LOC)
  4.30%, 07/07/97                                            4,565          4,565
Yakima County, Washington (Hi Country Foods
  Project)/(Bank of America LOC)
  4.30%, 07/07/97                                            6,800          6,800
Yakima County, Washington (Printing Press
  Project)/(Bank of America LOC)
  4.30%, 07/07/97                                            3,000          3,000
                                                                       ----------
                                                                          134,045
                                                                       ----------
WEST VIRGINIA--0.3%
Marion County, West Virginia County Commission
  Solid Waste Disposal Facility Revenue Bonds
  (Grant Town Project)/(National Westminster
  Bank LOC)
  4.25%, 07/07/97                                            7,000          7,000
Marion County, West Virginia County Commission
  Solid Waste Disposal Facility Revenue Bonds
  (Grant Town Project) Series B/(National
  Westminster Bank LOC)
  4.25%, 07/07/97                                            7,000          7,000
West Virginia State Hospital Finance Authority
  Hospital Revenue Bonds (St. Joseph's Hospital
  Project) Series 1987/(Bank of Tokyo-Mitsubishi
  Ltd. LOC)
  4.20%, 07/07/97                                            2,100          2,100
                                                                       ----------
                                                                           16,100
                                                                       ----------
WISCONSIN--0.8%
Carlton, Wisconsin Pollution Control Revenue
  Bonds (Power & Light Project)
  4.30%, 07/07/97                                            5,800          5,800
Chilton, Wisconsin Industrial Development
  Revenue Bonds (Kaytee Products, Inc. Project)
  Series 1995/(Bank One Milwaukee LOC)
  4.30%, 07/07/97                                            1,675          1,675
Fairwater, Wisconsin Industrial Development
  Revenue Bonds (Dean Foods Co. Project) Series
  1990/(Wachovia Bank LOC)
  4.20%, 07/07/97                                            1,450          1,450

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
Kenosha, Wisconsin Industrial Development
  Revenue Bonds (Asyst Tech. Ltd. Liability
  Corp. Project)/(LaSalle National Bank LOC)
  4.40%, 07/07/97                                         $  5,000     $    5,000
Lac Du Flambeau Band of Lake Superior, Wisconsin
  Chippewa Indians Special Obligation Bonds
  (Simpson Electric Co. Project) Series 1985/
  (Barclays Bank PLC LOC)
  4.15%, 07/07/97                                            5,900          5,900
Milwaukee, Wisconsin Redevelopment Authority
  Industrial Development Revenue Bonds (Field
  Container Corp. LP) Series 1994/(Northern
  Trust LOC)
  4.35%, 07/07/97                                            5,000          5,000
Prentice, Wisconsin Industrial Development
  Refunding Revenue Bonds (Blount, Inc.) Series
  1992/(Morgan Guaranty Trust Co.--New York LOC)
  4.20%, 07/07/97                                            2,025          2,025
Wisconsin State Health & Education Facilities
  Authority Revenue Bonds (Sinai Samaritan)
  Series 1994A/(Marshall & Ilsley Bank LOC)
  4.20%, 07/07/97                                           13,415         13,415
                                                                       ----------
                                                                           40,265
                                                                       ----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $3,119,843)                                                     3,119,843
                                                                       ----------
TAX-EXEMPT COMMERCIAL PAPER--11.1%(b)
ARIZONA--2.0%
Maricopa County, Arizona Pollution Control
  Revenue Authority Revenue Refunding Bonds
  (Southern California Palo Alto Verde Project)
  Series 1985B
  3.75%, 09/09/97                                            7,250          7,250
Maricopa County, Arizona Pollution Control
  Revenue Authority Revenue Refunding Bonds
  (Southern California Palo Alto Verde Project)
  Series 1985C
  3.85%, 09/08/97                                           15,600         15,600
Maricopa County, Arizona Pollution Control
  Revenue Authority Revenue Refunding Bonds
  (Southern California Palo Alto Verde Project)
  Series 1985G
  3.90%, 08/13/97                                            4,000          4,000
  3.85%, 09/08/97                                           16,250         16,250
Maricopa County, Arizona Pollution Control
  Revenue Refunding Bonds (Southern California
  Edison Palo Alto Verde Project) Series 1985D
  3.80%, 08/12/97                                            7,550          7,550

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
Maricopa County, Arizona Pollution Control
  Revenue Refunding Bonds (Southern California
  Edison Palo Alto Verde Project) Series 1985E
  3.80%, 08/12/97                                         $ 12,030     $   12,030
Salt River Project, Arizona Agricultural
  Improvement Program/(Multiple Credit
  Enhancements)
  3.80%, 08/11/97                                           22,100         22,100
  3.80%, 08/12/97                                           15,400         15,400
                                                                       ----------
                                                                          100,180
                                                                       ----------
COLORADO--1.1%
Denver, Colorado City & County Airport System
  Revenue Bonds Series 1990B/(Sanwa Bank SBPA)
  3.85%, 08/04/97                                            7,520          7,520
Denver, Colorado City & County Airport System
  Revenue Bonds Series 1990E/(Sanwa Bank SBPA)
  3.85%, 08/04/97                                            3,000          3,000
Platte River, Colorado Power Authority Revenue
  Bonds Series S-1/(Morgan Guaranty Trust Co.--
  New York SBPA)
  3.80%, 08/07/97                                            7,900          7,900
Platte River, Colorado Power Authority Revenue
  Bonds Series S-1/(Morgan Guaranty Trust Co.--
  New York SBPA)
  3.80%, 07/23/97                                           18,000         18,000
  3.85%, 09/08/97                                           17,200         17,200
                                                                       ----------
                                                                           53,620
                                                                       ----------
KANSAS--0.2%
Burlington, Kansas Pollution Control Revenue
  Refunding Bonds (Kansas Power & Light Co.
  Project) Series 1987A/(Toronto-Dominion Bank
  LOC)
  3.85%, 09/08/97                                            4,500          4,500
Burlington, Kansas Pollution Control Revenue
  Refunding Bonds (Kansas Power & Light Co.
  Project) Series 1987B/(Deutsche Bank LOC)
  3.80%, 07/23/97                                            2,200          2,200
  3.80%, 08/07/97                                            2,000          2,000
  3.75%, 09/09/97                                            1,200          1,200
                                                                       ----------
                                                                            9,900
                                                                       ----------
KENTUCKY--0.0%
Pendleton County, Kentucky Multi-County Lease
  Revenue Bonds (Kentucky Association Counties
  Lease Program) Series 1989/(Commonwealth Bank
  of Australia LOC)
  3.85%, 08/11/97                                            2,300          2,300
                                                                       ----------

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
LOUISIANA--1.8%
Louisiana Adjustable Tender General Obligation
  Refunding Bonds Series 1991A/(Credit Local de
  France LOC)
  4.00%, 07/01/97                                         $  1,665     $    1,665
  3.80%, 07/23/97                                           13,950         13,950
  3.80%, 09/08/97                                           10,150         10,150
Louisiana State Pollution Control Revenue
  Refunding Bonds (St James Parish/Texaco
  Project) Series 1988B
  3.90%, 07/23/97                                           61,030         61,030
                                                                       ----------
                                                                           86,795
                                                                       ----------
MICHIGAN--1.6%
Michigan State Building Authority Tax Exempt
  Commercial Paper Notes Series 1/(Canadian
  Imperial Bank of Commerce LOC)
  3.80%, 09/04/97                                           79,200         79,200
                                                                       ----------
MINNESOTA--0.7%
Rochester, Minnesota Health Care Facilities
  Revenue Bonds (Mayo Foundation/Mayo Medical
  Center) Series 1988E/(Credit Suisse SBPA)
  3.75%, 09/09/97                                            9,800          9,800
Rochester, Minnesota Health Care Facilities
  Revenue Bonds (Mayo Foundation/Mayo Medical
  Center) Series 1988F/(Credit Suisse SBPA)
  3.90%, 08/13/97                                            1,800          1,800
  3.80%, 09/09/97                                            3,700          3,700
  3.75%, 09/09/97                                            2,900          2,900
Rochester, Minnesota Health Care Facilities
  Revenue Bonds (Mayo Foundation/Mayo Medical
  Center) Series 1992A
  3.80%, 09/09/97                                            1,000          1,000
Rochester, Minnesota Health Care Facilities
  Revenue Bonds (Mayo Foundation/Mayo Medical
  Center) Series 1992B
  3.75%, 09/09/97                                            3,100          3,100
Rochester, Minnesota Health Care Facilities
  Revenue Bonds (Mayo Foundation/Mayo Medical
  Center) Series 1992C
  3.80%, 08/07/97                                            8,600          8,600
  3.75%, 09/09/97                                            4,800          4,800
                                                                       ----------
                                                                           35,700
                                                                       ----------
NORTH CAROLINA--1.9%
North Carolina Eastern Municipal Power Agency
  Revenue Bonds/(Morgan Guaranty Trust Co.--New
  York & Union Bank of Switzerland LOC)
  3.75%, 07/23/97                                           15,000         15,000
  3.85%, 08/13/97                                           45,435         45,435

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
North Carolina Eastern Municipal Power Agency
  Tax Exempt Commercial Paper/(Canadian Imperial
  Bank of Commerce LOC)
  3.80%, 07/23/97                                         $ 32,500     $   32,500
                                                                       ----------
                                                                           92,935
                                                                       ----------
OHIO--0.2%
Ohio State Water Development Authority Pollution
  Control Facilities Revenue Refunding Bonds
  (Cleveland Illumination) Series 1988A/(FGIC
  Insurance)
  3.80%, 08/11/97                                            8,400          8,400
                                                                       ----------
TEXAS--1.3%
Lower Colorado River Authority Tax Exempt
  Commercial Paper Series B/(Morgan Guaranty
  Trust Co.-- New York LOC)
  3.75%, 08/04/97                                            7,000          7,000
  3.70%, 08/04/97                                            7,000          7,000
Lower Colorado River Authority Tax Exempt
  Commercial Paper Series D/(Morgan Guaranty
  Trust Co.-- New York LOC)
  3.75%, 08/04/97                                            1,000          1,000
  3.70%, 09/05/97                                           11,600         11,600
Texas Municipal Power Agency Tax Exempt
  Commercial Paper/(Multiple Credit
  Enhancements)
  3.80%, 08/12/97                                            6,075          6,075
  3.60%, 09/19/97                                           30,000         30,000
                                                                       ----------
                                                                           62,675
                                                                       ----------
UTAH--0.3%
Tooele County, Utah Hazardous Waste Treatment
  Revenue Bonds (Westinghouse Project) Series
  1991A/(ABN-Amro Bank N.V.LOC)
  3.85%, 07/21/97                                           10,000         10,000
  3.65%, 07/21/97                                            3,000          3,000
                                                                       ----------
                                                                           13,000
                                                                       ----------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
  (Cost $544,705)                                                         544,705
                                                                       ----------
TAX AND REVENUE ANTICIPATION NOTES--8.0%(b)
CALIFORNIA--6.2%
California School Cash Reserve Program Authority
  Pooled Tax & Revenue Anticipation Notes/(AMBAC
  Insurance)(d)
  3.85%, 07/02/98                                          200,000        201,733

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
California School Cash Reserve Program Authority
  Pooled Tax & Revenue Anticipation Notes Series
  1996-97/(Industrial Bank of Japan LOC)
  4.30%, 07/02/97                                         $ 23,800     $   23,800
Cupertino, California Unified School District
  Tax & Revenue Anticipation Notes Series
  1996-97
  3.80%, 07/01/97                                            6,500          6,500
Martinez, California Unified School District Tax
  & Revenue Anticipation Notes Series 1996-97
  3.80%, 07/01/97                                            3,300          3,300
Mountain View, California Unified School
  District Tax & Revenue Anticipation Notes
  Series 1996-97
  3.80%, 07/02/97                                            2,000          2,000
Mountain View-Los Altos, California Unified High
  School District Tax & Revenue Anticipation
  Notes Series 1996-97
  3.80%, 07/02/97                                            2,500          2,500
San Bernardino County, California Tax & Revenue
  Anticipation Notes(d)
  3.85%, 06/30/98                                           46,500         46,790
San Francisco, California City & County Unified
  School District Tax & Revenue Anticipation
  Notes Series 1996-97
  3.98%, 07/24/97                                            5,000          5,002
San Lorenzo, California Unified School District
  Tax & Revenue Anticipation Notes Series
  1996-97
  3.80%, 07/01/97                                            4,800          4,800
Sunnyvale, California Elementary School District
  Tax & Revenue Anticipation Notes Series
  1996-97
  3.80%, 07/01/97                                            4,500          4,500
                                                                       ----------
                                                                          300,925
                                                                       ----------
IOWA--1.0%
Iowa State School Cash Anticipation Program
  (Iowa Corp. Waste Certificates) Series
  1997A/(FSA Insurance)
  3.80%, 06/26/98                                           50,000         50,332
                                                                       ----------
KANSAS--0.3%
Topeka, Kansas Temporary Notes Series 1996-97B
  3.88%, 07/02/97                                           13,810         13,810
Wichita, Kansas Temporary Notes Series 1996B
  3.85%, 11/20/97                                            1,325          1,327
                                                                       ----------
                                                                           15,137
                                                                       ----------

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
PENNSYLVANIA--0.1%
Berks County, Pennsylvania Tax & Revenue
  Anticipation Notes Series 1997A/(Mellon LOC)
  3.65%, 12/31/97                                         $  4,600     $    4,616
                                                                       ----------
UTAH--0.4%
Salt Lake County, Utah Tax & Revenue
  Anticipation Notes
  3.65%, 12/31/97                                           20,000         20,034
                                                                       ----------
TOTAL TAX AND REVENUE ANTICIPATION NOTES
  (Cost $391,044)                                                         391,044
                                                                       ----------
MANDATORY PUT BONDS--7.4%(b)
CALIFORNIA--0.2%
California Higher Education Loan Authority
  Student Loan Revenue Bonds Series
  1987A/(National Westminster Bank PLC LOC)
  3.95%, 07/01/97                                            2,500          2,500
California Higher Education Loan Authority
  Student Loan Revenue Bonds Series 1987B/
  (SLMA LOC)
  3.95%, 07/01/97                                            5,000          5,000
                                                                       ----------
                                                                            7,500
                                                                       ----------
FLORIDA--0.2%
Hillsborough County, Florida Authority Mortgage
  Single Family Revenue Bonds/(AMBAC Insurance)
  3.65%, 07/01/97                                            4,895          4,895
Orange County, Florida Industrial Development
  Authority Revenue Bonds (General Accident
  Insurance Co. of America Project)
  3.81%, 12/01/97                                            3,500          3,500
Pinnellas County, Florida Housing Finance
  Authority Single Family Revenue Bonds
  (Multi-Residence/Multi-County Project) Series
  1997B/(Deutsche Bank LOC)
  3.80%, 02/01/98                                            3,500          3,500
                                                                       ----------
                                                                           11,895
                                                                       ----------
GEORGIA--0.2%
Fulton County, Georgia Housing Authority Single
  & Multi-Family Housing Revenue Bonds Series
  1996B/(GNMA LOC)
  3.85%, 03/01/98                                            9,000          9,020
                                                                       ----------

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
LOUISIANA--0.2%
East Baton Rouge, Louisiana Mortgage Finance
  Authority Single Family Mortgage Revenue
  Bonds/(Escrowed to Maturity with Government
  Securities)
  3.67%, 07/03/97                                         $  2,745     $    2,745
East Baton Rouge, Louisiana Mortgage Financing
  Authority Single Family Mortgage Revenue Bonds
  Series 1997B1/(Escrowed to Maturity with
  Government Securities)
  3.62%, 07/03/97                                            7,230          7,230
                                                                       ----------
                                                                            9,975
                                                                       ----------
NEW HAMPSHIRE--0.2%
New Hampshire State Development Authority Solid
  Waste Disposal Facility Revenue Bonds/
  (Barclays Bank PLC LOC)
  3.55%, 09/01/97                                            8,000          8,000
                                                                       ----------
OHIO--0.7%
Ohio Housing Finance Authority Residential
  Mortgage Revenue Bonds Series A-2/(AIG Matched
  Funding Corp. LOC)
  3.65%, 07/01/97                                           40,000         40,000
                                                                       ----------
OREGON--0.1%
Oregon State Veteran Affairs General Obligation
  Bonds
  4.04%, 02/02/98                                            4,000          4,000
                                                                       ----------
RHODE ISLAND--0.5%
Rhode Island Housing & Mortgage Finance Corp
  Home Ownership Opportunity Bonds Series 22-B
  3.70%, 12/02/97                                            4,900          4,900
Rhode Island Student Loan Authority Revenue Put
  Bonds Series 96-1/(National Westminster
  Bank LOC)
  3.95%, 06/01/98                                           19,000         19,000
                                                                       ----------
                                                                           23,900
                                                                       ----------
SOUTH DAKOTA--0.5%
South Dakota Housing Development Authority Home
  Ownership Mortgage Series 1996E
  3.75%, 11/13/97                                           23,000         23,000
                                                                       ----------
TENNESSEE--0.9%
Metropolitan Nashville & Davidson County,
  Tennessee Industrial Development Board Revenue
  Bonds (General Accident Insurance) Series 1986
  3.95%, 11/03/97                                            6,200          6,200

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
Tennessee Housing Development Agency Alternative
  Minimum Tax Homeownership Program Issue 1997-1
  (Escrowed to Maturity with Goverment
  Securities)
  3.75%, 02/19/98                                         $ 12,385     $   12,385
Tennessee Housing Development Agency
  Homeownership Program Series 1997-2
  3.99%, 06/04/98                                           28,000         28,002
                                                                       ----------
                                                                           46,587
                                                                       ----------
TEXAS--2.3%
Greater East Texas Higher Education Authority
  Student Loan Revenue Bonds Series 1992B/
  (SLMA LOC)
  4.05%, 07/01/97                                           14,000         14,000
Greater East Texas Higher Education Authority
  Student Loan Revenue Bonds Series 1993A/
  (SLMA LOC)
  4.10%, 05/01/98                                           48,150         48,150
Greater East Texas Higher Education Authority
  Student Loan Revenue Bonds Series 1993B/
  (SLMA LOC)
  4.10%, 05/01/98                                           40,000         40,000
Greater East Texas Higher Education Authority
  Student Loan Revenue Bonds Series
  1993B-2/(SLMA LOC)
  4.05%, 06/01/98                                            6,500          6,500
Greater East Texas Higher Education Authority
  Student Loan Revenue Bonds Series 1996A/
  (SLMA LOC)
  3.57%, 03/01/98                                            7,000          7,000
                                                                       ----------
                                                                          115,650
                                                                       ----------
UTAH--0.2%
Utah County, Utah Environmental Improvement
  Revenue Bonds (USX Corp. Project)/(Wachovia
  Bank LOC)
  3.44%, 08/05/97                                           10,000         10,000
                                                                       ----------
VIRGINIA--0.6%
Virginia State Housing Development Authority
  Commonwealth Mortgage Bonds Series B Subseries
  B
  3.88%, 06/10/98                                           29,700         29,700
                                                                       ----------
WASHINGTON--0.2%
Washington State Housing Finance Commission
  Alternative Minimum Tax Bonds (Single Family
  Program) Series 1991A-S/(FGIC Insurance)
  3.94%, 04/01/98                                            7,555          7,555
                                                                       ----------

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
WISCONSIN--0.4%
Wisconsin Housing & Economic Development
  Authority Home Ownership Alternative Minimum
  Tax Home Ownership Revenue Bonds Series
  1996G/(Bayerische Landesbank Girozentrale LOC)
  4.05%, 06/01/98                                         $ 18,000     $   18,000
                                                                       ----------
TOTAL MANDATORY PUT BONDS
  (Cost $364,782)                                                         364,782
                                                                       ----------
OPTIONAL PUT BONDS--2.5%(b)
CALIFORNIA--0.2%
California Higher Education Loan Authority
  Student Loan Revenue Bonds Series
  1995E-5/(SLMA LOC)
  3.95%, 06/01/98                                           10,000         10,000
                                                                       ----------
KENTUCKY--0.0%
Calvert City, Kentucky Industrial Development
  Revenue Refunding Bonds (SKW Alloys, Inc.
  Lease Rent) Series 87/(Bayerische Vereinsbank
  LOC)
  3.80%, 10/01/97                                            2,235          2,235
                                                                       ----------
MISSOURI--0.9%
Missouri State Environmental Improvement &
  Energy Resources Authority Pollution Control
  Revenue Bonds (Union Electric Co.) Series
  1985A/(Swiss Bank LOC)
  3.95%, 06/01/98                                           41,890         41,890
                                                                       ----------
NEW HAMPSHIRE--0.1%
New Hampshire Higher Education & Health
  Facilities Authority Revenue Bonds (Dartmouth
  College) Series 1985A-G
  3.95%, 06/01/98                                            5,000          5,000
                                                                       ----------
TEXAS--1.3%
Grapevine, Texas Industrial Development Corp.
  Airport Revenue Bonds (Singer County
  Project)/(Bank of Montreal LOC)
  3.90%, 04/01/98                                           18,975         18,975
Greater East Texas Higher Education Authority
  Student Loan Revenue Bonds Series 1992A/(SLMA
  LOC)
  4.05%, 09/01/97                                           17,000         17,000
Greater East Texas Higher Education Authority
  Student Loan Revenue Bonds Series 1992B/(SLMA
  LOC)
  4.15%, 09/01/97                                            6,000          6,000

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
Greater East Texas Higher Education Authority
  Student Loan Revenue Bonds Series 1993B
  3.90%, 02/01/98                                         $ 11,000     $   11,000
Greater East Texas Higher Education Authority
  Student Loan Revenue Bonds Series 1995B/(SLMA
  LOC)
  4.05%, 07/01/97                                           10,000         10,000
                                                                       ----------
                                                                           62,975
                                                                       ----------
TOTAL OPTIONAL PUT BONDS
  (Cost $122,100)                                                         122,100
                                                                       ----------
BOND ANTICIPATION NOTES--2.3%(b)
IOWA--0.0%
Coralville, Iowa Bond Anticipation Notes Series
  1997D
  4.05%, 05/01/98                                            1,700          1,706
                                                                       ----------
NEW JERSEY--2.3%
Atlantic City, New Jersey Bond Anticipation
  Notes Series 1996-97
  3.70%, 11/11/97                                           30,000         30,057
Bordentown County, New Jersey Bond Anticipation
  Notes
  3.75%, 01/15/98                                            2,645          2,655
East Brunswick Township, New Jersey General
  Obligation Bond Anticipation Notes
  3.90%, 04/15/98                                           13,735         13,785
Hackensack, New Jersey Bond Anticipation Notes
  Series 1996-97
  3.50%, 12/18/97                                            6,178          6,192
Mahwah Township, New Jersey School District Bond
  Anticipation Notes
  4.00%, 07/25/97                                            4,225          4,226
North Bergen Township, New Jersey Board of
  Education Promissory Notes Series 1997-98
  3.75%, 03/13/98                                            2,410          2,414
Piscataway Township, New Jersey Bond
  Anticipation Notes Series 1997-98
  3.92%, 04/24/98                                            7,250          7,269
Rockaway Township, New Jersey Bond Anticipation
  Notes Series 1996-97
  4.00%, 07/30/97                                            1,910          1,911
Rockaway Township, New Jersey Special Assessment
  Bond Anticipation Notes Series 1996-97
  4.00%, 07/30/97                                            5,439          5,441
Roxbury Township, New Jersey Bond Anticipation
  Notes Series 1997-98
  3.65%, 02/13/98                                           13,984         14,013
Trenton, New Jersey Bond Anticipation Notes
  3.85%, 03/11/98                                           12,270         12,303

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
Vineland, New Jersey Bond Anticipation Notes
  Series 1997
  4.00%, 08/15/97                                         $  1,400     $    1,401
Westwood, New Jersey Bond Anticipation Notes
  Series 1996-97
  3.80%, 08/19/97                                            9,700          9,706
                                                                       ----------
                                                                          111,373
                                                                       ----------
TOTAL BOND ANTICIPATION NOTES
  (Cost $113,079)                                                         113,079
                                                                       ----------
REVENUE BONDS--1.6%(b)
ARKANSAS--0.0%
Arkansas State Development Finance Authority
  Revenue Bonds/(MBIA Insurance)
  3.59%, 11/15/97                                              370            370
                                                                       ----------
INDIANA--0.1%
Indiana University Revenue Bonds (Student Fees
  Project) Series J
  3.50%, 08/01/97                                              800            800
Indianapolis, Indiana Local Public Import Bond
  Bank Notes Series 1996E/(American
  International Group LOC)
  3.53%, 07/10/97                                            5,000          5,001
                                                                       ----------
                                                                            5,801
                                                                       ----------
LOUISIANA--0.1%
Louisiana Stadium & Exposition District Hotel
  Occupancy Tax Revenue Bonds Series 1996/(FGIC
  Insurance)
  3.64%, 07/01/97                                              685            685
Louisiana State Recovery District Sales Tax
  Revenue Refunding Bonds/(MBIA Insurance)
  3.80%, 07/01/97                                            3,000          3,000
                                                                       ----------
                                                                            3,685
                                                                       ----------
MONTANA--0.0%
Montana State Housing Finance Authority
  Facilities Revenue Bonds (Benefits Health Care
  Project) Series 1996/(AMBAC Insurance)
  3.89%, 09/01/97                                            1,550          1,552
                                                                       ----------
NEW MEXICO--0.6%
New Mexico State Severence Tax Revenue Refunding
  Bonds Series 1996A
  3.75%, 07/01/97                                            1,987          1,987
New Mexico State Severence Tax Revenue Refunding
  Bonds Series 1997A(d)
  3.90%, 07/01/98                                           22,178         22,307

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
Santa Fe, New Mexico Single Family Mortgage
  Revenue Bonds Series 1995B-1/(FGIC Insurance)
  3.70%, 12/27/97                                         $  3,500     $    3,500
                                                                       ----------
                                                                           27,794
                                                                       ----------
NEW YORK--0.2%
New York State Dormitory Authority Revenue Bonds
  (City University) Series A/(Escrowed to
  Maturity with Government Securities)
  3.60%, 07/01/97                                            3,595          3,667
New York State Urban Development Corp. Senior
  Lien Revenue Bonds
  3.60%, 07/01/97                                            5,555          5,554
                                                                       ----------
                                                                            9,221
                                                                       ----------
OHIO--0.1%
Ohio State University Revenue Refunding Bonds
  Series 1992 A2
  3.50%, 12/01/97                                            2,500          2,513
Ohio State Water Development Authority Revenue
  Refunding Bonds (Pure Water Project)/(MBIA
  Insurance)
  3.85%, 06/01/98                                            1,750          1,768
                                                                       ----------
                                                                            4,281
                                                                       ----------
SOUTH CAROLINA--0.1%
South Carolina State Education Assistance
  Authority Revenue Refunding Bonds Student Loan
  Senior Lien Series 1993A-1
  3.66%, 09/01/97                                            4,490          4,494
                                                                       ----------
SOUTH DAKOTA--0.3%
Sioux Falls Sales Tax Revenue Bonds Series
  1996A/(AMBAC Insurance)
  3.70%, 11/15/97                                              445            445
Sioux Falls Sales Tax Revenue Bonds Series
  1996B/(AMBAC Insurance)
  3.70%, 11/15/97                                              570            570
South Dakota Housing Development Authority
  Homeowners Mortgage Bonds Series 1997C
  3.85%, 03/26/98                                            9,180          9,180
South Dakota Housing Development Authority
  Homeownership Mortgage Bonds Series 1997D/
  (Escrowed to Maturity with Government
  Securities)
  3.85%, 03/26/98                                            5,815          5,815
                                                                       ----------
                                                                           16,010
                                                                       ----------

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
WASHINGTON--0.1%
Washington State Public Power Supply System
  Nuclear Facility #2 Revenue Bonds/(Escrowed to
  Maturity with Government Securities)
  3.95%, 07/01/97                                         $  4,250     $    4,250
                                                                       ----------
TOTAL REVENUE BONDS
  (Cost $77,458)                                                           77,458
                                                                       ----------
FIXED RATE TENDER OPTION BONDS--1.4%(b)(e)
CONNECTICUT--0.2%
Connecticut State General Obligation General
  Purpose Tender Option Bond Partnership Series
  1991A (BTP-151)/(Bankers Trust Tender Option)
  3.80%, 10/30/97                                            7,365          7,365
                                                                       ----------
GEORGIA--0.3%
Georgia State Public Improvement General
  Obligation Tender Option Bond Partnership
  Series 1993B & 1993C (BTP-135)/(Bankers Trust
  Tender Option)
  3.85%, 10/30/97                                            3,865          3,865
Georgia State Public Improvement General
  Obligation Tender Option Bond Partnership
  Series 1993B & 1993C (BTP-140)/(Bankers Trust
  Tender Option)
  3.85%, 10/30/97                                            4,575          4,575
Georgia State Public Improvement General
  Obligation Tender Option Bond Partnership
  Series 1994B (BTP-148)/(Bankers Trust Tender Option &
  Escrowed to Maturity with Government
  Securities)
  3.85%, 10/30/97                                            7,100          7,100
                                                                       ----------
                                                                           15,540
                                                                       ----------
SOUTH CAROLINA--0.1%
South Carolina State Capital Improvement Revenue
  Refunding Tender Option Bond Partnership
  Series 1992B (BTP-147)/(Bankers Trust Tender
  Option)
  3.85%, 10/30/97                                            5,370          5,370
                                                                       ----------
TEXAS--0.7%
Regents of the University of Texas Permanent
  University Fund Revenue Tender Option Bond
  Partnership Series 1992A(BTP-143)/(Escrowed to
  Maturity with Government Securities, Permanent
  University Fund Guaranty & Bankers Trust
  Tender Option)
  3.85%, 10/30/97                                           10,685         10,685

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
Texas State Public Finance Authority General
  Obligation Tender Option Bond Partnership
  Series 1994A (BTP-127)/(Bankers Trust Tender Option)
  3.85%, 10/30/97                                         $ 14,980     $   14,980
Texas State Public Financing Authority General
  Obligation Tender Option Bond Partnership
  Series 1993B (BTP-116)/(Bankers Trust Tender Option)
  3.85%, 10/30/97                                           10,170         10,170
                                                                       ----------
                                                                           35,835
                                                                       ----------
WASHINGTON--0.1%
Washington State Public Power Supply System
  Nuclear Project #2 Revenue Refunding Tender
  Option Bonds Partnership Series 1993B
  (BTP-137)/(Bankers Trust Tender Option)
  3.85%, 10/30/97                                            6,685          6,685
                                                                       ----------
TOTAL FIXED RATE TENDER OPTION BONDS
  (Cost $70,795)                                                           70,795
                                                                       ----------
VARIABLE RATE TENDER OPTION BONDS--1.0%(a)(c)
FLORIDA--0.4%
Florida State General Obligation Tender Option
  Bond Partnership (BTP-248)/(Bankers Trust
  Tender Option)
  4.25%, 07/07/97                                            9,300          9,300
Florida State General Obligation Tender Option
  Bond Partnership (BTP-247)/(Bankers Trust
  Tender Option)
  4.25%, 07/07/97                                            9,885          9,885
                                                                       ----------
                                                                           19,185
                                                                       ----------
ILLINOIS--0.3%
Chicago, Illinois Metropolitan Water Reclamation
  District Greater Chicago General Obligation
  Tender Option Bond Partnership (Cook County)
  (BTP-71)/(Automatic Data Processing, Inc.
  Tender Option)
  4.32%, 07/07/97                                            9,870          9,870
Chicago, Illinois School Finance Authority
  General Obligation School Finance Tender
  Option Bond Partnership (BTP-70)/(MBIA
  Insurance & Automatic Data Processing, Inc.
  Tender Option)
  4.32%, 07/07/97                                            5,365          5,365
                                                                       ----------
                                                                           15,235
                                                                       ----------

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
MINNESOTA--0.1%
Minnesota State Various Purpose General
  Obligation Sports Health Club Tax Tender
  Option Bond Partnership (BTP-65)/(Automatic Data
  Processing, Inc. Tender Option & Escrowed to
  Maturity with Government Securities)
  4.22%, 07/07/97                                         $  4,455     $    4,455
                                                                       ----------
WASHINGTON--0.1%
King County, Washington Unlimited Tax General
  Obligation Tender Option Bond Partnership
  Series 1993C (BTP-56)/(Automatic Data
  Processing, Inc. Tender Option)
  4.15%, 07/07/97                                            6,365          6,365
                                                                       ----------
WISCONSIN--0.1%
Wisconsin State Public Improvement General
  Obligation Tender Option Bond Partnership
  (BTP-62)/(Automatic Data Processing, Inc.
  Tender Option & Escrowed to Maturity with
  Government Securities)
  4.07%, 07/07/97                                            4,500          4,500
                                                                       ----------
TOTAL VARIABLE RATE TENDER OPTION BONDS
  (Cost $49,740)                                                           49,740
                                                                       ----------
GENERAL OBLIGATION BONDS--0.6%(b)
ARIZONA--0.2%
Maricopa County, Arizona School District 210
  General Obligation Bonds Series 1995B
  3.85%, 07/01/98                                            3,500          3,641
                                                                       ----------
COLORADO--0.0%
Arapahoe, Douglas, & Jefferson Counties,
  Colorado South Suburban Park & Recreation
  District General Obligation Series 1996/(FGIC
  Insurance)
  3.70%, 12/15/97                                            1,210          1,214
                                                                       ----------
DELAWARE--0.0%
Wilmington, Delaware General Obligation Bonds
  Series A/(MBIA Insurance)
  3.85%, 07/01/97                                            1,500          1,500
                                                                       ----------

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
HAWAII--0.0%
Hawaii State Unlimited General Obligation Bonds
  Series 1992BZ
  3.65%, 10/01/97                                         $  1,000     $    1,005
                                                                       ----------
IDAHO--0.0%
Ada & Canyon Counties, Idaho Joint School
  District #2 Meridan Unlimited General
  Obligation Bonds Series 1996
  3.60%, 07/30/97                                            1,000          1,001
                                                                       ----------
ILLINOIS--0.0%
Chicago, Illinois General Obligation Bonds
  Series 1995B/(FGIC Insurance)
  3.90%, 01/01/98                                            1,595          1,607
                                                                       ----------
MASSACHUSETTS--0.0%
Massachusetts State General Obligation Bonds
  (Consolidated Lien Bonds) Series 1989D/
  (MBIA Insurance)
  3.50%, 10/01/97                                            1,000          1,008
                                                                       ----------
NEBRASKA--0.0%
Omaha, Nebraska Unlimited General Obligation
  Bonds
  3.50%, 10/15/97                                            1,000          1,002
                                                                       ----------
NEVADA--0.1%
Clark County, Nevada General Obligation Bonds/
  (FGIC Insurance)
  3.90%, 06/01/98                                            2,460          2,506
                                                                       ----------
NEW JERSEY--0.1%
Newark, New Jersey Unlimited General Obligation
  Bonds Series 1996/(FSA Insurance)
  3.60%, 10/01/97                                            2,760          2,766
                                                                       ----------
OKLAHOMA--0.1%
Oklahoma City, Oklahoma Unlimited General
  Obligation Bonds Series 1993
  3.65%, 08/01/97                                            3,485          3,503
                                                                       ----------

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
TENNESSEE--0.0%
Shelby County, Tennessee Public Improvement
  General Obligation Bonds Series
  1989A/(Escrowed to Maturity with Government
  Securities & Permanent University Fund)
  3.45%, 08/01/97                                         $  1,020     $    1,035
                                                                       ----------
TEXAS--0.0%
Travis County, Texas Limited Tax Certificate of
  Obligation Bonds
  3.63%, 03/01/98                                            1,600          1,614
                                                                       ----------
UTAH--0.0%
Salt Lake County, Utah Unlimited General
  Obligation Bonds Series 1997(d)
  3.55%, 12/15/97                                            2,035          2,044
                                                                       ----------
WASHINGTON--0.1%
Washington State General Obligation Bonds
  Series R-1992-C
  3.60%, 09/01/97                                            2,500          2,505
                                                                       ----------
TOTAL GENERAL OBLIGATION BONDS
  (Cost $27,951)                                                           27,951
                                                                       ----------
TAX ANTICIPATION NOTES--0.3%(b)
NEW JERSEY--0.3%
Essex County, New Jersey Tax Anticipation Notes
  3.82%, 11/20/97                                           10,000         10,007
Fort Lee, New Jersey Tax Anticipation Notes
  3.90%, 02/02/98                                            6,500          6,511
                                                                       ----------
TOTAL TAX ANTICIPATION NOTES
  (Cost $16,518)                                                           16,518
                                                                       ----------
REVENUE ANTICIPATION NOTES--0.0%(b)
ALASKA--0.0%
Alaska Student Loan Corp. Student Loan Revenue
  Bonds/(AMBAC Insurance)
  3.60%, 07/01/97                                            1,975          1,975
                                                                       ----------
TOTAL REVENUE ANTICIPATION NOTES
  (Cost $1,975)                                                             1,975
                                                                       ----------

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
CERTIFICATES OF PARTICIPATION--0.0%(b)
TEXAS--0.0%
Houston, Texas Water Conveyance System Contract
  Certificates of Participation Series T/ (AMBAC
  Insurance)
  3.55%, 12/15/97                                         $  1,000     $    1,009
                                                                       ----------
TOTAL CERTIFICATES OF PARTICIPATION
  (Cost $1,009)                                                             1,009
                                                                       ----------
TOTAL INVESTMENTS--100%,
  (Cost $4,900,999)                                                    $4,900,999
                                                                       ==========

See accompanying Notes to Schedule of Investments.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
VARIABLE RATE OBLIGATIONS--62.4%(a)
ABAG Financing Authority for Non-Profit
  Organization Certificates of Participation
  (Bentley School)/(Banque Nationale de Paris
  LOC)
  4.10%, 07/07/97                                         $  4,000     $    4,000
ABAG Financing Authority for Non-Profit
  Organization Certificates of Participation
  (Lucile Salter Packard Project)/(AMBAC
  Insurance & Industrial Bank of Japan SBPA)
  3.90%, 07/07/97                                            6,050          6,050
Alameda County, California Industrial
  Development Authority Industrial Revenue Bonds
  (Aitchison Family Project) Series 1993A/(Wells
  Fargo Bank LOC)
  4.20%, 07/07/97                                            2,880          2,880
Alameda County, California Industrial
  Development Authority Industrial Revenue Bonds
  (Scientific Technology Project) Series
  1994A/(Banque Nationale de Paris LOC)
  4.20%, 07/07/97                                            3,000          3,000
Anaheim, California Certificates of
  Participation (Anaheim Memorial Hospital
  Assoc. Project)/(AMBAC Insurance & ABN-Amro
  SPA)
  3.90%, 07/07/97                                            1,070          1,070
Anaheim, California Certificates of
  Participation (Police Facility Financing
  Project)/(AMBAC Insurance & Industrial Bank of
  Japan SPA)
  3.90%, 07/07/97                                              750            750
Anaheim, California Housing Authority
  Multi-Family Housing Revenue Bonds (Casa
  Grande Apartments) Series 1997A/(FNMA LOC)
  4.15%, 07/07/97                                            3,795          3,795
Anaheim, California Housing Authority
  Multi-Family Housing Revenue Bonds (Heritage
  Village Apartments Project) Series
  1992A/(Multiple Credit Enhancements)
  4.00%, 07/07/97                                            3,385          3,385
Anaheim, California Housing Authority
  Multi-Family Housing Revenue Bonds (Port
  Trinidad Apartments) Series 1997C/(FNMA LOC)
  4.15%, 07/07/97                                            2,140          2,140
Auburn County, California Unified School
  District Capital Improvement Financing Project
  Certificates of Participation (Placer County
  School Project) Series 1993/(Bank of
  California LOC)
  4.25%, 07/07/97                                            5,100          5,100

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
Big Bear Lake, California Industrial Development
  Revenue Certificates of Participation
  (Southwest Gas Corp. Project) Series A/(Union
  Bank of Switzerland LOC)
  3.95%, 07/07/97                                         $ 27,800     $   27,800
California Alternative Energy Source Financing
  Authority GE Capital Corp. Arroyo Series 1993B
  4.05%, 07/07/97                                            4,860          4,860
California Economic Development Financing
  Authority Industrial Development Revenue
  Bonds--Calco Project/(Wells Fargo Bank LOC)
  4.30%, 07/07/97                                            1,100          1,100
California Health Facilities Financing Authority
  Revenue Bonds (Adventist Health System -
  Sutter Health) Series 1991A/(Toronto-Dominion
  Bank LOC)
  3.90%, 07/07/97                                            9,800          9,800
California Health Facilities Financing Authority
  Revenue Bonds (Children's Hospital Project)
  Series 1991/(MBIA Insurance & Swiss Bank
  SBPA)
  4.00%, 07/07/97                                            2,800          2,800
California Health Facilities Financing Authority
  Revenue Bonds (Kaiser Permanente Medical
  Center) Series 1993A
  3.85%, 07/07/97                                            8,200          8,200
California Health Facilities Financing Authority
  Revenue Bonds (Kaiser Permanente Medical
  Center) Series 1993B
  3.85%, 07/07/97                                            1,600          1,600
California Health Facilities Financing Authority
  Revenue Bonds (Scripps Memorial Hospital)
  Series 1985B/(MBIA Insurance & Morgan
  Guaranty Trust Co.-- New York SBPA)
  4.05%, 07/07/97                                           15,120         15,120
California Health Facilities Financing Authority
  Revenue Bonds (Scripps Memorial Hospital)
  Series 1991A/(MBIA Insurance & Morgan
  Guaranty Trust Co.-- New York SBPA)
  4.05%, 07/07/97                                           12,980         12,980
California Health Facilities Financing Authority
  Revenue Bonds (St. Francis Hospital) Series
  1995E/(MBIA Insurance & Rabobank Nederland
  N.V. SBPA)
  3.75%, 07/07/97                                            4,900          4,900
California Health Facilities Financing Authority
  Revenue Bonds (St. Francis Hospital) Series
  1995F/(MBIA Insurance & Rabobank Nederland
  N.V. SBPA)
  3.90%, 07/07/97                                           30,000         30,000

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
California Health Facilities Financing Authority
  Revenue Bonds (St. Joseph's Health System)
  Series 1985
  3.70%, 07/07/97                                         $  1,145     $    1,145
California Health Facilities Financing Authority
  Revenue Bonds (Sutter Health Project) Series
  1990A/(Morgan Guaranty Trust Co.--New York
  LOC)
  3.75%, 07/07/97                                            1,200          1,200
California Health Facility Finance Authority
  Revenue Bonds (Catholic Health Care) Series
  1995C/(MBIA Insurance & Rabobank Nederland
  N.V. SPA)
  4.05%, 07/07/97                                              100            100
California Housing Finance Authority Adjusted
  Amount Multi-Family Housing III Series
  97B/(Multiple Credit Enhancements)
  4.20%, 07/07/97                                           14,600         14,600
California Pollution Control Financing Authority
  (OMS Equity of Stanislaus)/(Swiss Bank LOC)
  3.85%, 07/07/97                                            2,000          2,000
California Pollution Control Financing Authority
  Pollution Control Revenue Bonds (Shell Oil
  Corporation) Series 1991A
  3.70%, 07/07/97                                            1,800          1,800
California Pollution Control Financing Authority
  Refunding Revenue Bonds (Pacific Gas &
  Electric Company) Series 1996C/(Bank of
  America LOC)
  3.85%, 07/07/97                                           22,000         22,000
California Pollution Control Financing Authority
  Resource Recovery Revenue Bonds (Arco Project)
  Series 1994A
  4.05%, 07/07/97                                            1,900          1,900
California Pollution Control Financing Authority
  Resource Recovery Revenue Bonds (Sanger
  Project) Series 1990A/(Credit Suisse LOC)
  3.95%, 07/07/97                                            2,800          2,800
California Pollution Control Financing Authority
  Revenue Bonds (Burney Forest Production
  Project) Series 1988A/(Fleet Bank N.A. LOC)
  3.95%, 07/01/97                                            1,800          1,800
California Pollution Control Financing Authority
  Revenue Bonds (Pacific Gas & Electric Company,
  Project)/(Swiss Bank LOC)
  4.05%, 07/07/97                                           47,100         47,100
California Pollution Control Financing Authority
  Revenue Bonds (Pacific Gas & Electric Company,
  Project) Series 1996B/(Rabobank Nederland N.V.
  LOC)
  4.00%, 07/07/97                                           97,800         97,799

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
California Pollution Control Financing Authority
  Revenue Bonds (Reynolds Metals Co. Project)
  Series 1985/(National Westminster Bank PLC
  LOC)
  3.60%, 07/07/97                                         $  1,300     $    1,300
California Pollution Control Financing Authority
  Revenue Bonds (Shell Oil Company Project)
  Series 1991-A
  3.70%, 07/01/97                                            1,000          1,000
California Pollution Control Financing Authority
  Revenue Bonds (Southdown, Inc. Project) Series
  B/(Societe Generale LOC)
  3.90%, 07/07/97                                            3,900          3,900
California Pollution Control Financing Authority
  Revenue Bonds (Southern California Edison)
  Series 1986C
  5.20%, 07/01/97                                            1,200          1,200
California Pollution Control Financing Authority
  Revenue Bonds (Southern California Edison)
  Series 1986D
  5.20%, 07/01/97                                              400            400
California Pollution Control Financing Authority
  Solid Waste Disposal Revenue Bonds (Athens
  Disposal Co. Project) Series 1995A/(Wells
  Fargo Bank LOC)
  4.05%, 07/07/97                                            9,900          9,900
California Pollution Control Financing Authority
  Solid Waste Disposal Revenue Bonds (Burrtec
  Waste Industries Project) Series 1995A/(Union
  Bank LOC)
  4.05%, 07/07/97                                            3,550          3,550
California Pollution Control Financing Authority
  Solid Waste Disposal Revenue Bonds (Calsan,
  Inc. Project) Series 1996A/(Wells Fargo Bank
  LOC)
  4.05%, 07/07/97                                           12,000         12,000
California Pollution Control Financing Authority
  Solid Waste Disposal Revenue Bonds (Colmac
  Energy Project) Series 1990A/(Swiss Bank LOC)
  3.95%, 07/07/97                                           12,900         12,900
California Pollution Control Financing Authority
  Solid Waste Disposal Revenue Bonds (Colmac
  Energy Project) Series 1990B/(Swiss Bank LOC)
  3.95%, 07/07/97                                           23,200         23,200
California Pollution Control Financing Authority
  Solid Waste Disposal Revenue Bonds (Colmac
  Energy Project) Series 1990C/(Swiss Bank LOC)
  3.95%, 07/07/97                                            2,490          2,490
California Pollution Control Financing Authority
  Solid Waste Disposal Revenue Bonds (Contra
  Costa Services) Series 1995A/(Bank of America
  LOC)
  4.00%, 07/07/97                                            4,500          4,500

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
California Pollution Control Financing Authority
  Solid Waste Disposal Revenue Bonds (Edco
  Disposal Corp. Project) Series 1996A/(Wells
  Fargo Bank LOC)
  4.05%, 07/01/97                                         $ 10,000     $   10,000
California Pollution Control Financing Authority
  Solid Waste Disposal Revenue Bonds (Shell Oil
  Company Martinez Project) Series 1994A
  3.85%, 07/07/97                                           14,600         14,600
California Pollution Control Financing Authority
  Solid Waste Disposal Revenue Bonds (Shell Oil
  Company Martinez Project) Series 96B/(Shell
  Corp. Guaranty)
  4.00%, 07/02/97                                           36,800         36,800
California Pollution Control Financing Authority
  Solid Waste Disposal Revenue Bonds (Shell Oil
  Company Project) Series 1994B
  3.85%, 07/07/97                                           12,200         12,200
California Pollution Control Financing Authority
  Solid Waste Disposal Revenue Bonds (Solag
  Disposal Project) Series 1997A/(Wells Fargo
  Bank LOC)
  4.00%, 07/07/97                                            3,000          3,000
California Pollution Control Financing Authority
  Solid Waste Disposal Revenue Bonds (Talco
  Plastics) Series 1997A/(Wells Fargo Bank LOC)
  4.20%, 07/07/97                                            4,300          4,300
California Pollution Control Financing Authority
  Solid Waste Disposal Revenue Bonds (Taormina
  Industries Project) Series 1994B/(Sanwa Bank
  LOC)
  4.15%, 07/07/97                                           10,900         10,900
California Pollution Control Financing Authority
  Solid Waste Disposal Revenue Bonds (Taormina
  Industries Project) Series 1996A/(Sanwa Bank
  LOC)
  4.15%, 07/07/97                                            4,750          4,750
California Pollution Control Financing Authority
  Solid Waste Disposal Revenue Bonds (Various
  California Waste Recovery) Series 1996A/
  (Wells Fargo Bank LOC)
  4.05%, 07/07/97                                            1,815          1,815
California Pollution Control Financing Authority
  Solid Waste Disposal Revenue Bonds (West
  Valley Project) Series 97A/(Union Bank of
  California LOC)
  4.15%, 07/07/97                                            9,500          9,500
California Pollution Control Financing Authority
  Solid Waste Disposal Revenue Bonds (Western
  Waste Industrial) Series 1994A/(Union Bank of
  California LOC)
  3.90%, 07/07/97                                            6,000          6,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
California Pollution Control Revenue Refunding
  Bonds (Pacific Gas & Electric Company) Series
  1996F/(Banque Nationale de Paris LOC)
  3.85%, 07/01/97                                         $  4,700     $    4,700
California State Economic Development Financing
  Authority Industrial Development Revenue Bonds
  (Gaiser Tool Project)/(Bank of America LOC)
  4.20%, 07/07/97                                            3,500          3,500
California State Economic Development Financing
  Authority Revenue Bonds (Bucks Center for
  Aging Project)/(California State Teachers
  Retirement & Canadian Imperial Bank of
  Commerce LOC)
  3.95%, 07/07/97                                           36,500         36,500
California Statewide Community Development
  Assoc. Multi-Family Housing Revenue Bonds
  (Kimberly Woods Project) Series 1995B/(FNMA
  LOC)
  4.05%, 07/07/97                                           11,400         11,400
California Statewide Community Development
  Authority Apartment Development Revenue
  Bonds Series 1995-A3/(FNMA LOC)
  3.90%, 07/07/97                                           45,460         45,460
California Statewide Community Development
  Authority Industrial Development Revenue Bonds
  Series 97-C (Watt 4 Project)/(Sanwa Bank LOC)
  4.35%, 07/07/97                                            1,400          1,400
California Statewide Community Development
  Authority Industrial Development Revenue Bonds
  Series 97B (Biocol Investments LP)/(Union Bank
  LOC)
  4.15%, 07/07/97                                            1,500          1,500
California Statewide Community Development
  Authority Multi-Family Housing (Plaza Club
  Apartments) Series 1997A/(Comerica Bank LOC)
  4.15%, 07/07/97                                            8,700          8,700
California Statewide Community Development
  Authority Refunding Bonds Certificates of
  Participation (St Joseph Health System)
  3.90%, 07/07/97                                           18,200         18,200
California Statewide Community Development
  Authority Revenue Bonds Certificates of
  Participation (Kaiser Foundation Hospitals)
  3.85%, 07/07/97                                           11,600         11,600
California Statewide Community Development
  Authority Series 95-A7/(FNMA LOC)
  4.05%, 07/07/97                                            2,000          2,000
California Statewide Community Development Corp.
  Industrial Development Revenue Bonds
  (13th I Associates Project)/(Union Bank LOC)
  4.10%, 07/07/97                                            5,315          5,315

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
California Statewide Community Development Corp.
  Industrial Development Revenue Bonds (Aerostar
  Properties Project)/(Union Bank LOC)
  4.10%, 07/07/97                                         $  4,895     $    4,895
California Statewide Community Development Corp.
  Industrial Development Revenue Bonds
  (Agricultural Products, Inc. Project)/(Union
  Bank LOC)
  4.15%, 07/07/97                                            1,420          1,420
California Statewide Community Development Corp.
  Industrial Development Revenue Bonds (Arm,
  Inc. Project) Series 1994A/(Bank of
  Tokyo-Mitsubishi Ltd. LOC)
  4.20%, 07/07/97                                            1,050          1,050
California Statewide Community Development Corp.
  Industrial Development Revenue Bonds (Cowden
  Metal Stamping)/(Union Bank of California LOC)
  4.15%, 07/07/97                                            2,165          2,165
California Statewide Community Development Corp.
  Industrial Development Revenue Bonds (D.V.
  Industries) Series 1994A/(Bank of
  Tokyo-Mitsubishi Ltd. LOC)
  4.20%, 07/07/97                                            1,480          1,480
California Statewide Community Development Corp.
  Industrial Development Revenue Bonds (Flambeau
  Airmold Project)/(Norwest Bank Minnesota N.A.
  LOC)
  4.30%, 07/07/97                                            2,850          2,850
California Statewide Community Development Corp.
  Industrial Development Revenue Bonds
  (Industrial Dynamics, Co. Project)/(Union Bank
  LOC)
  4.15%, 07/07/97                                            4,650          4,650
California Statewide Community Development Corp.
  Industrial Development Revenue Bonds (Lorber
  Industries of California Project)/(Union Bank
  LOC)
  4.15%, 07/07/97                                              450            450
California Statewide Community Development Corp.
  Industrial Development Revenue Bonds (Pacific
  Handy Cutter Products Project)/(Union Bank
  LOC)
  4.15%, 07/07/97                                            1,055          1,055
California Statewide Community Development Corp.
  Industrial Development Revenue Bonds
  (Packaging Innovation Project) Series
  1994A/(Bank of Tokyo-Mitsubishi Ltd. LOC)
  4.20%, 07/07/97                                            2,875          2,875
California Statewide Community Development Corp.
  Industrial Development Revenue Bonds (The
  Diamond Foods Project) Series 1991/
  (Union Bank LOC)
  4.15%, 07/07/97                                            1,540          1,540

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)


                                                            Par          Value
                                                          --------     ----------
California Statewide Community Development Corp.
  Industrial Development Revenue Bonds (Z-Nix
  Co., Inc. Project)/(Union Bank LOC)
  4.15%, 07/07/97                                         $    840     $      840
California Statewide Multi-Family Housing
  Authority Revenue Bonds (Woodsong Apartments)
  Series 97B/(FNMA LOC)
  4.15%, 07/07/97                                            3,427          3,427
Carlsbad, California Multi-Family Housing
  Revenue Refunding Bonds Certificates of
  Participation (La Costa Apartment Project)
  Series 1993A/(Bank of America LOC)
  4.05%, 07/07/97                                           11,720         11,720
Concord, California Multi-Family Housing
  Mortgage Revenue Bonds (Bel Air Apartments
  Project) Series 1986A/(Bank of America LOC)
  3.85%, 07/07/97                                            3,000          3,000
Contra Costa County, California Multi-Family
  Housing Mortgage Revenue Bonds (El Cerrito
  Project) Series A/(Bank of America LOC)
  3.85%, 07/07/97                                              980            980
Contra Costa County, California Multi-Family
  Housing Revenue Bonds (The Park Regency)
  Series 1992A/(Sumitomo Bank LOC)
  4.20%, 07/07/97                                           17,000         17,000
Duarte, California Redevelopment Agency
  Certificates of Participation (Johnson Duarte
  Partners Project) Series 1984B/(Bank of
  America LOC)
  3.95%, 07/07/97                                            1,600          1,600
Duarte, California Redevelopment Agency
  Certificates of Participation (Piken Duarte
  Partners Project) Series 1984A/(Bank of America LOC)
  3.95%, 07/07/97                                            4,250          4,250
Eastern Municipal Water District, California
  Water & Sewer Revenue Certificates of
  Participation Series 1993B/(FGIC Insurance &
  Industrial Bank of Japan SPA)
  4.00%, 07/07/97                                           12,200         12,200
El Cajon, California Multi-Family Housing
  Revenue Bonds (Pinewood Apartments)/(FHLB LOC)
  4.35%, 07/07/97                                            1,450          1,450
Encinitas, California Multi-Family Housing
  Revenue Refunding Bonds (Torrey Pines Project)
  Series A/(Bank of America LOC)
  3.75%, 07/07/97                                            8,100          8,100

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
Foothill, California Eastern Transportation
  Corridor Agency Toll Road Revenue Bonds Series
  1995B/(Morgan Guaranty Trust Co.--New York
  LOC)
  4.00%, 07/07/97                                         $  6,200     $    6,200
Foothill, California Eastern Transportation
  Corridor Agency Toll Road Revenue Bonds Series
  1995C/(Credit Suisse LOC)
  3.90%, 07/07/97                                            4,500          4,500
Foothill, California Eastern Transportation
  Corridor Agency Toll Road Revenue Bonds Series
  1995D/(Industrial Bank of Japan LOC)
  4.10%, 07/07/97                                            7,800          7,800
Fremont, California Multi-Family Housing Revenue
  Refunding Certificates of Participation (Amber
  Court Apartments Project) Series 1990A/(Bank
  of Tokyo-Mitsubishi Ltd. LOC)
  4.10%, 07/07/97                                           10,380         10,380
Fresno, California Multi-Family Housing Variable
  Rate Revenue Refunding Bonds (Heron Pointe
  Apartments) Series 1996A/(First Interstate
  Bank of California LOC)
  3.95%, 07/07/97                                           10,375         10,375
Glenn, California Industrial Development
  Authority Revenue Bonds (Land O' Lakes
  Project)/(Sanwa Bank LOC)
  4.55%, 07/07/97                                            1,900          1,900
Grand Terrace, California Community
  Redevelopment Agency Multi-Family Housing
  Revenue Bonds (Mount Vernon Villas Project)
  Series 1985A/(Industrial Bank of Japan LOC)
  4.20%, 07/07/97                                            8,610          8,610
Hayward, California Housing Authority
  Multi-Family Housing Revenue Bonds Huntwood
  Terrace Apartments/(Sumitomo Bank LOC)
  4.30%, 07/07/97                                            2,900          2,900
Independence City, California Lease Finance
  Authority Revenue Bonds (Pooled Project)
  Series 1988/(National Westminster Bank PLC
  LOC)
  4.00%, 07/07/97                                            1,740          1,740
Indio, California Multi-Family Redevelopment
  Bonds Refunding Housing Mortgages (Carreon
  Apartments) Series 1996A/(Redlands Bank & FHLB
  LOC)
  4.00%, 07/07/97                                            3,950          3,950
Irvine Ranch Water District Capital Improvement
  Revenue Bonds Series 1986/(Toronto-Dominion
  Bank LOC)
  3.75%, 07/01/97                                            5,000          5,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds (Districts 102, 103, 105 &
  106)/(Commerzbank AG LOC)
  3.75%, 07/01/97                                         $    210     $      210
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds Series 1985A-3/(Landesbank
  Hessen-Thuringen Girozentrale LOC)
  3.75%, 07/01/97                                            2,000          2,000
Irvine Ranch, California Improvement Bond Act
  1915 Revenue Bonds (Variable Assessment
  District 1995-12) Series 1996A/(Kredietbank LOC)
  3.75%, 07/01/97                                            2,400          2,400
Irvine Ranch, California Public Facilities &
  Infrastructure Authority Lease Revenue Capital
  Improvement Bonds Series 1987/(National
  Westminster Bank PLC LOC)
  4.00%, 07/01/97                                            1,600          1,600
Irvine Ranch, California Water District
  Consolidated Revenue Refunding Bonds Series
  1985A-2/(Landesbank Hessen-Thuringen
  Girozentrale LOC)
  3.75%, 07/01/97                                            7,200          7,200
Irvine Ranch, California Water District
  Consolidated Revenue Refunding Bonds Series
  1989/(National Westminster PLC LOC)
  3.80%, 07/01/97                                           15,400         15,400
Irvine Ranch-Orange County, California Water
  District General Obligation Bonds (Districts
  105, 140, 240, 250) Series 1985B/(Bank of
  America LOC)
  3.75%, 07/01/97                                            2,500          2,500
Irvine, California Improvement Bond Act 1915
  Revenue Bonds (Assessment District No.
  89-10)/(National Westminster Bank PLC LOC)
  3.75%, 07/01/97                                            3,515          3,515
Irvine, California Improvement Bond Act 1915
  Revenue Bonds (Assessment District No. 94-15)/
  (Dai-Ichi Kangyo Bank LOC)
  3.80%, 07/01/97                                            2,300          2,300
Irvine, California Improvement Bond Act 1915
  Revenue Bonds (Assessment District)/(Canadian
  Imperial Bank of Commerce LOC)
  3.90%, 07/01/97                                            2,300          2,300
Kern County, California Certificates of
  Participation (Kern Public Facilities Project)
  Series 1986C/(Union Bank of Switzerland LOC)
  4.00%, 07/07/97                                           12,300         12,300
Kern County, California Certificates of
  Participation (Kern Public Facilities Project)
  Series A/(Union Bank of Switzerland LOC)
  4.00%, 07/07/97                                            5,600          5,600

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
Lancaster, California Redevelopment Agency
  Multi-Family Revenue Bonds (Woodcreek
  Garden Apartments Project) Series 1985J/(Bank
  of Tokyo-Mitsubishi Ltd. LOC)
  3.90%, 07/07/97                                         $ 10,100     $   10,100
Livermore, California Certificates of
  Participation (Reverse Osmosis
  Project/(National Westminster Bank PLC LOC)
  4.10%, 07/03/97                                            2,500          2,500
Livermore, California Multi-Family Housing
  Revenue Refunding Bonds (Arbors Apartment
  Project) Series 1991A/(Bank of
  Tokyo-Mitsubishi Ltd. LOC)
  4.10%, 07/07/97                                            9,255          9,255
Livermore, California Multi-Family Housing
  Revenue Refunding Bonds (Diablo Vista
  Apartments Project) Series 1990A/(Union Bank
  LOC)
  4.10%, 07/07/97                                            6,950          6,950
Los Angeles County, California Certificates of
  Participation Adjustable Convertible
  Extendable Securities (Los Angeles County
  Museum of Art Project) Series 1985A/(Bank of
  America LOC)
  4.00%, 07/07/97                                            3,600          3,600
Los Angeles County, California Certificates of
  Participation Adjustable Convertible
  Extendable Securities (Los Angeles County
  Museum of Art Project) Series 1985B/(Bank of
  America LOC)
  4.00%, 07/07/97                                            3,800          3,800
Los Angeles County, California Housing Authority
  Multi-Family Housing Revenue Bonds (Sand
  Canyon Villas Project) Series 1989A/(Industrial Bank
  of Japan LOC)
  4.30%, 07/07/97                                           10,800         10,800
Los Angeles County, California Metropolitan
  Transportation Authority Proposition C Second
  Senior Sales Tax Revenue Refunding Bonds
  Series A/(MBIA Insurance & Industrial Bank of
  Japan SBPA)
  4.00%, 07/07/97                                           19,950         19,950
Los Angeles County, California Multi-Family
  Housing Revenue Bonds (Lucas Studios Project)
  Series 91D/(Bank of America LOC)
  4.15%, 07/07/97                                            3,000          3,000
Los Angeles County, California Multi-Family
  Mortgage Revenue Refunding Bonds (Casden
  Community Complex) Series 1991C/(FHLB LOC)
  3.65%, 07/07/97                                            3,200          3,200

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
Los Angeles County, California Multi-Family
  Mortgage Revenue Refunding Bonds (Valencia
  Village Project) Series 1984C/(Industrial Bank
  of Japan LOC)
  4.30%, 07/07/97                                         $    900     $      900
Los Angeles County, California Pension Revenue
  Refunding Bonds Series 1996A/(AMBAC Insurance
  & Natwest Bank N.A. SBPA)
  3.90%, 07/07/97                                           32,400         32,400
Los Angeles County, California Pension Revenue
  Refunding Bonds Series 1996C/(Bank of Nova
  Scotia LOC)
  3.90%, 07/07/97                                            1,200          1,200
Los Angeles County, California Transportation
  Commission Sales Tax Revenue Refunding Bonds
  Series 1992A/ (FGIC Insurance & Industrial
  Bank of Japan SBPA)
  3.90%, 07/07/97                                           12,100         12,100
Los Angeles, California Community Redevelopment
  Agency Certificates of Participation (Baldwin
  Hills Public Parking Project) Series B/(Wells
  Fargo Bank LOC)
  3.90%, 07/07/97                                           27,300         27,300
Los Angeles, California Community Redevelopment
  Agency Certificates of Participation (Broadway
  Springs Center Project) Series 1987/(Bank of
  America LOC)
  3.95%, 07/07/97                                           10,600         10,600
Los Angeles, California Community Redevelopment
  Community Agency Housing Revenue
  Bonds/(Barclays Bank PLC LOC)
  4.05%, 07/07/97                                           15,900         15,900
Los Angeles, California Multi-Family Housing
  Revenue Bonds (Beverly Park Apartments)/
  (Chase Manhattan LOC)
  4.15%, 07/07/97                                           15,100         15,100
Los Angeles, California Multi-Family Housing
  Revenue Bonds (Poinsettia Apartments Project)
  Series 1989A/(Dai-Ichi Kangyo Bank LOC)
  4.30%, 07/07/97                                            9,600          9,600
Los Angeles, California Multi-Family Housing
  Revenue Bonds Series 1985K/(FNMA LOC)
  3.75%, 07/07/97                                           47,000         47,000
Madera, California Public Financing Lease
  Revenue Municipal Golf Course Revenue
  Refinancing Authority/(Union Bank of
  California LOC)
  4.20%, 07/07/97                                            1,950          1,950
Marin County, California Housing Authority
  Multi-Family Housing Revenue Bonds (Crest
  Marin II Apartments Project) Series
  1989A/(Dai-Ichi Kangyo Bank LOC)
  4.30%, 07/07/97                                           11,900         11,900

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
Metropolitan Water District of Southern
  California Revenue Refunding Bonds Series
  1996A/(ABN-Amro Bank N.V. LOC)
  4.00%, 07/07/97                                         $ 18,600     $   18,600
Modesto, California High School District &
  Modesto City School District Certificates of
  Participation (Capital Facilities Project)
  Series 1991/(Bank of Tokyo-Mitsubishi Ltd.
  LOC)
  3.90%, 07/07/97                                            4,995          4,995
Monterey County, California Financing Authority
  Revenue Bonds (Reclamation & Distribution
  Projects)/(Dai-Ichi Kangyo Bank LOC)
  4.25%, 07/07/97                                            5,000          5,000
Moorpark, California Multi-Family Housing
  Revenue Refunding Bonds (Le Club Apartments
  Project) Series A/(Citibank LOC)
  4.05%, 07/07/97                                            6,000          6,000
MSR Public Power Agency Subordinate Lien (San
  Juan Project) Series 1997D/(MBIA Insurance &
  National Westminster Bank PLC LOC)
  3.90%, 07/07/97                                            1,500          1,500
Northern California Power Agency Public Power
  Refunding Revenue Bonds (Geothermal Project
  3A)/(AMBAC Insurance & Bank of Nova Scotia
  LOC)
  3.90%, 07/07/97                                              100            100
Oakland, California Economic Development Revenue
  Refunding Bonds (Leamington Hotel Project)
  Series 1994A/(First Interstate Bank of
  California LOC)
  4.00%, 07/07/97                                            4,250          4,250
Orange County, California Apartment Development
  Revenue Bonds Series 1985U/(Chase Manhattan
  LOC)
  4.10%, 07/07/97                                            9,300          9,300
Orange County, California Apartment Development
  Revenue Bonds Series 1985V/(MetLife Guaranty LOC)
  4.10%, 07/07/97                                           15,150         15,150
Orange County, California Apartment Development
  Revenue Refunding Bonds (Jess L. Frost
  Project) Series 1985B/(Wells Fargo Bank LOC)
  4.10%, 07/07/97                                            8,200          8,200
Orange County, California Apartment Development
  Revenue Refunding Bonds (The Lakes Project
  #185) Series 1991A/(Citibank LOC)
  4.05%, 07/07/97                                           32,050         32,050

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
Orange County, California Apartment Development
  Revenue Refunding Bonds (Villa Marguerite
  Apartments) Series 1993A/(Union Bank of
  Switzerland LOC)
  4.00%, 07/07/97                                         $  4,635     $    4,635
Orange County, California Certificates of
  Participation (Florence Crittenton Services
  Project) Series 1990/(Swiss Bank LOC)
  3.90%, 07/07/97                                            6,500          6,500
Orange County, California Sanitation District
  Certificates of Participation (Districts 1, 2,
  3, 6, 7 & 11) Series 1992C/(FGIC Insurance &
  FGIC SPA)
  3.90%, 07/01/97                                            9,400          9,400
Orange County, California Sanitation District
  Certificates of Participation (Sanitation
  Districts 1, 2, 3, 5, 6, 7 & 11) Series
  1992/(AMBAC Insurance & Industrial Bank of
  Japan SBPA)
  4.00%, 07/07/97                                           60,245         60,245
Orange County, California Sanitation District
  Certificates of Participation Series
  1990-92A/(National Westminster Bank PLC LOC)
  3.75%, 07/01/97                                           11,440         11,440
Orange County, California Water District
  Certificates of Participation Series
  1990B/(National Westminster Bank PLC LOC)
  3.75%, 07/07/97                                            6,100          6,100
Orange County, California Water District
  Improvement Bond Act 1915 Revenue Bonds
  (Irvine Coast Assessment District) Number
  88-1/(Kredietbank, N.V. & Societe Generale
  LOC)
  3.90%, 07/01/97                                           18,757         18,757
Panama Buena Vista, California Unified School
  District Certificates of Participation (1994
  Capital Improvement Financing Project)/(Bank
  of California LOC)
  4.25%, 07/07/97                                            4,000          4,000
Pleasant Hill, California Multi-Family Housing
  Revenue Bonds (Brookside Apartments
  Project)/(FNMA LOC)
  4.00%, 07/07/97                                            5,400          5,400
Redlands, California Certificates of
  Participation Refunding Water Treatment
  Facilities Project/(FGIC Insurance & FGIC SPA)
  4.00%, 07/07/97                                            6,800          6,800
Riverside County, California Certificates of
  Participation (Riverside County Public
  Facility Project) Series 1985B/(Sanwa Bank LOC)
  4.00%, 07/07/97                                           14,075         14,075

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
Riverside County, California Certificates of
  Participation (Riverside County Public
  Facility Project) Series 1985C/(Sanwa Bank LOC)
  4.00%, 07/07/97                                         $ 10,325     $   10,325
Riverside County, California Housing Authority
  Multi-Family Housing Revenue Bonds (Briarwood
  Apartment Project) Series 1985C/(FHLB LOC)
  4.00%, 07/07/97                                            4,500          4,500
Riverside County, California Industrial
  Development Authority Revenue Bonds (Calmold,
  Inc. Project)/(Union Bank of California LOC)
  4.20%, 07/07/97                                            2,900          2,900
Riverside County, California Industrial
  Development Revenue Bonds (Cryogenic Project)
  Series 1989B-1/(Rabobank Nederland N.V. LOC)
  3.95%, 07/07/97                                            4,100          4,100
Sacramento County, California Certificates of
  Participation (Administration Center & Court
  House Project)/(Union Bank of Switzerland LOC)
  3.90%, 07/07/97                                           17,500         17,500
Sacramento County, California Housing Authority
  Multi-Family Housing Revenue (River Terrace
  Apartments) Series 96C/(Dai-Ichi Kangyo Bank
  LOC)
  4.20%, 07/07/97                                            3,100          3,100
Sacramento County, California Housing Authority
  Multi-Family Housing Revenue Bonds Series 97A
  (Chesapeake Commons)/(Bank One LOC)
  4.05%, 07/07/97                                           20,000         20,000
Salinas, California Apartment Development
  Multi-Family Housing Revenue Bonds (Mariner
  Villa Project) Series 1985B/(Bank of America
  LOC)
  3.75%, 07/07/97                                            2,725          2,725
San Bernardino County, California Certificates
  of Participation (Glen Helen Blockbuster
  Pavilion Project) Series 1994C/(Bank of
  Tokyo-Mitsubishi Ltd. LOC)
  4.25%, 07/07/97                                            6,990          6,990
San Bernardino County, California Housing
  Authority Multi-Family Housing (Mountclair
  Heritage) Series 93A/(FHLB & California
  Federal Bank LOC)
  4.05%, 07/07/97                                            4,620          4,620
San Bernardino County, California Housing
  Authority Multi-Family Housing (Rialto
  Heritage) Series 93A/(FHLB LOC)
  4.05%, 07/07/97                                            4,330          4,330
San Bernardino County, California Multi-Family
  Housing Revenue Bonds (Western Properties
  Project IV) Series 1985/(Bank of America LOC)
  4.00%, 07/07/97                                            4,100          4,100

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
San Diego, California Housing Authority
  Multi-Family Housing Revenue Bonds (La Cima)
  Series 1985K/(Citibank LOC)
  4.05%, 07/07/97                                         $  4,005     $    4,005
San Francisco, California City & County Housing
  Authority Multi-Family Housing Revenue Bonds
  (737 Post Project)Series 1985D/(Banque
  Nationale de Paris LOC)
  3.95%, 07/07/97                                           16,800         16,800
San Francisco, California City & County
  Redevelopment Agency Multi-Family Housing
  Revenue Bonds (Fillmore Center Project) Series
  A-1/(Citibank LOC)
  4.00%, 07/07/97                                           26,500         26,500
San Francisco, California City & County
  Redevelopment Agency Multi-Family Housing
  Revenue Bonds (Fillmore Center Project) Series
  A-2/(Citibank LOC)
  4.05%, 07/07/97                                            3,750          3,750
San Francisco, California City & County
  Redevelopment Agency Multi-Family Housing
  Revenue Bonds (Rincon Center Apartments)
  Series 1985B/(Citibank LOC)
  4.00%, 07/07/97                                            9,005          9,005
San Jose, California Multi-Family Housing
  Revenue Authority (Almeden Lake Apartments)
  Series 1997A/(Bank of America LOC)
  4.10%, 07/07/97                                            6,500          6,500
San Jose, California Multi-Family Housing
  Revenue Bonds (Sienna At Renaissance) Series
  1996A
  4.10%, 07/07/97                                           10,500         10,500
San Jose, California Redevelopment Agency Merged
  Area Redevelopment Project Revenue
  Bonds/(Morgan Guaranty Trust Co.--New York
  LOC)
  3.50%, 07/07/97                                            5,000          5,000
San Jose, California Redevelopment Agency Merged
  Area Redevelopment Project Series 96A/(Morgan
  Guaranty Trust Co.--New York LOC)
  3.90%, 07/07/97                                           10,600         10,600
Santa Ana, California Unified School District
  Certificates of Participation (Land
  Acquisition Project)/(Sanwa Bank LOC)
  3.90%, 07/07/97                                            4,400          4,400
Santa Clara County, California Hospital Facility
  Authority Revenue Bonds (El Camino Hospital
  District--Valley Medical Center Project)
  Series 1985B/(National Westminster Bank PLC
  LOC)
  3.90%, 07/07/97                                            8,000          8,000

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
Santa Clara County, California Multi-Family
  Housing Refunding Revenue Bonds (Brairwood
  Apartments) Series 1996B/(FNMA LOC)
  4.00%, 07/07/97                                         $  7,800     $    7,800
Santa Clara County, California Multi-Family
  Housing Revenue Bonds Grove Garden Apartments
  Series 97A/(FNMA LOC)
  4.00%, 07/07/97                                           14,000         14,000
Santa Clara, California Electric Revenue Bonds
  Series 1985A/(National Westminster
  Bank PLC LOC)
  4.00%, 07/07/97                                           12,600         12,600
Santa Clara, California Electric Revenue Bonds
  Series 1985B/(National Westminster Bank
  PLC LOC)
  4.00%, 07/07/97                                           11,500         11,500
Santa Clara, California Electric Revenue Bonds
  Series 1985C/(National Westminster Bank
  PLC LOC)
  4.00%, 07/07/97                                            8,300          8,300
Santa Cruz County, California Housing Authority
  Multi-Family Housing Revenue Bonds (Paloma Del
  Mar Apartments Project) Series 1992A/(Bank of
  Tokyo-Mitsubishi Ltd. LOC)
  3.95%, 07/07/97                                            7,700          7,700
Santa Rosa, California Multi-Family Housing
  Revenue Bonds (Quail Run Apartments) Series
  97A/(U.S. Bank of Washington LOC)
  4.20%, 07/07/97                                            1,500          1,500
Simi Valley, California Multi-Family Housing
  Revenue Bonds (Lincoln Wood Ranch Project)/
  (Sumitomo Bank LOC)
  4.15%, 07/07/97                                            2,000          2,000
South San Francisco, California Multi-Family
  Revenue Bonds (Magnolia Plaza Apartments
  Project) Series A/(Wells Fargo Bank LOC)
  4.05%, 07/07/97                                            4,500          4,500
Southeast Resource Recovery Facility Lease
  Revenue Refunding Bonds Series
  1995A/(Industrial Bank of Japan LOC)
  4.10%, 07/07/97                                           33,100         33,100
Southern California Public Power Authority
  Refunding Revenue Bonds (Palos Verdes Project)
  Series 1996B/(AMBAC Insurance & Morgan
  Guaranty Trust Co.--New York LOC)
  3.90%, 07/07/97                                            1,800          1,800

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
Southern California Public Power Authority
  Revenue Bonds (Southern Transmission Project)
  Series 1991/(AMBAC Insurance & Swiss Bank LOC)
  3.90%, 07/07/97                                         $  4,900     $    4,900
Southern California Public Power Authority
  Revenue Refunding Bonds (Southdown
  Transmission Project) Series 1996B/(FSA
  Insurance & Morgan Guaranty Trust Co.--New
  York SPA)
  3.90%, 07/07/97                                           37,500         37,500
Turlock, California Irrigation District
  Certificates of Participation (Transmission
  Project, Municipal Utilities--Water & Sewer)
  Series 1996A/(Societe Generale LOC)
  3.90%, 07/07/97                                            2,200          2,200
Union City, California Multi-Family Housing
  Revenue Bonds (Greenhaven Apartments) Series
  97A/ (FNMA LOC)
  4.05%, 07/07/97                                           10,975         10,975
Victor Valley, California Certificates of
  Participation (Capital Improvements Financing
  & Refunding Project)/(Banque Nationale de
  Paris & Dai-Ichi Kangyo Bank LOC)
  4.25%, 07/07/97                                            6,400          6,400
                                                                       ----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $1,764,358)                                                     1,764,358
                                                                       ----------
TAX AND REVENUE ANTICIPATION NOTES--17.4%(b)
Acalanes, California Unified High School
  District Tax & Revenue Anticipation Notes(d)
  3.79%, 06/30/98                                            6,000          6,041
Acalanes, California Unified High School
  District Tax & Revenue Anticipation Notes
  Series 1996-97
  3.80%, 07/01/97                                            5,700          5,700
Berkeley, California Unified School District Tax
  & Revenue Anticipation Notes Series 1996-97
  3.85%, 07/01/97                                            9,400          9,400
California School Cash Reserve Program Authority
  Pooled Tax & Revenue Anticipation Notes/(AMBAC
  Insurance)(d)
  3.85%, 07/02/98                                           50,000         50,433
California School Cash Reserve Program Authority
  Pooled Tax & Revenue Anticipation Notes
  Series 1996-97/(Industrial Bank of Japan LOC)
  3.85%, 07/02/97                                           43,970         43,971

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
California Statewide Community Development
  Authority Tax & Revenue Anticipation Notes
  Series A/(FSA Insurance)(d)
  3.80%, 06/30/98                                         $102,000     $  102,686
Contra Costa County, California Tax & Revenue
  Anticipation Notes Series 1996-97
  4.50%, 07/03/97                                           10,000         10,000
Cotati-Rohnert Park, California Tax & Revenue
  Anticipation Notes Series 1996-97
  3.55%, 08/13/97                                            1,500          1,502
Desert Sands, California Unified School District
  Tax & Revenue Anticipation Notes(d)
  3.80%, 07/07/98                                            9,200          9,204
Desert Sands, California Unified School District
  Tax & Revenue Anticipation Notes Series
  1996-97
  3.80%, 07/02/97                                            4,500          4,500
Fontana, California Unified School District Tax
  & Revenue Anticipation Notes Series 1996-97
  3.95%, 07/11/97                                           10,000         10,001
Fullerton, California Joint Unified High School
  District Tax & Revenue Anticipation Notes
  Series 1996-97
  3.90%, 09/05/97                                            2,365          2,367
Los Rios, California City & County Development
  Tax & Revenue Anticipation Notes Series
  1996-97
  3.95%, 09/19/97                                           12,500         12,514
Oakland, California Unified School District
  Alameda County Tax & Revenue Anticipation
  Notes
  3.60%, 10/14/97                                           15,000         15,027
Pleasanton, California Unified School District
  Tax & Revenue Anticipation Notes(d)
  3.79%, 06/30/98                                            5,300          5,336
Pleasanton, California Unified School District
  Tax & Revenue Anticipation Notes Series
  1996-97
  3.80%, 07/01/97                                            5,400          5,400
Puerto Rico Commonwealth Tax & Revenue
  Anticipation Notes Series 1
  3.43%, 07/30/97                                           15,000         15,007
Sacramento County, California Tax & Revenue
  Anticipation Notes
  3.76%, 09/30/97                                              200            200
San Bernardino County, California Tax & Revenue
  Anticipation Notes(d)
  3.85%, 06/30/98                                           50,000         50,312
San Francisco, California City & County Unified
  School District Tax & Revenue Anticipation
  Notes Series 1996-97
  3.98%, 07/24/97                                           40,000         40,013

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
San Juan, California Unified School District Tax
  & Revenue Anticipation Notes Series 1996-1997
  4.50%, 09/24/97                                         $ 30,000     $   30,037
San Leandro, California Unified School District
  Tax & Revenue Anticipation Notes Series
  1996-97
  3.80%, 07/01/97                                            5,000          5,000
Sanger, California Unified School District Tax &
  Revenue Anticipation Notes Series 1996-97
  3.57%, 11/26/97                                            5,000          5,018
Santa Barbara County, California Tax & Revenue
  Anticipation Notes Series 96A
  3.62%, 10/01/97                                            2,000          2,006
Stockton, California Unified School District Tax
  & Revenue Anticipation Notes Series 1996-97
  3.54%, 11/26/97                                           16,000         16,029
Sunnyvale, California Tax & Revenue Anticipation
  Notes(d)
  3.79%, 06/30/98                                            5,000          5,034
Temecula Valley, California Unified School
  District Tax & Revenue Anticipation Notes
  Series 1996-97
  3.80%, 07/02/97                                            7,000          7,000
Ventura County, California Tax & Revenue
  Anticipation Notes(d)
  3.85%, 06/30/98                                           12,000         12,046
West Contra Costa Unified School District Tax &
  Revenue Anticipation Notes(d)
  3.85%, 06/30/98                                           10,000         10,038
                                                                       ----------
TOTAL TAX AND REVENUE ANTICIPATION NOTES
  (Cost $491,822)                                                         491,822
                                                                       ----------
TAX-EXEMPT COMMERCIAL PAPER--15.7%(b)
Anaheim, California Electric Revenue Tax-Exempt
  Commercial Paper/(Bank of America & Morgan
  Guaranty Trust Co.--New York LOC)
  3.60%, 09/30/97                                            9,950          9,950
California Pollution Control Financing Authority
  (Southern California Edison) Series 1985B
  3.75%, 08/13/97                                            2,200          2,200
  3.85%, 08/21/97                                            2,100          2,100
California Pollution Control Financing Authority
  Pollution Control Revenue Bonds (Pacific Gas &
  Electric) Series 1996D/(Union Bank of
  Switzerland LOC)
  3.75%, 08/11/97                                           17,000         17,000
California Pollution Control Financing Authority
  Revenue Bonds (Southern California Edison)
  Series 88A/(National Westminster Bank PLC
  LOC)
  3.75%, 08/19/97                                           27,500         27,500

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
California Pollution Control Financing Authority
  Revenue Bonds Series 85A (Southern California
  Edison)
  3.75%, 08/13/97                                         $  6,500     $    6,500
  3.65%, 08/15/97                                           12,000         12,000
  3.85%, 08/21/97                                            4,900          4,900
East Bay Municipal Utility District Tax-Exempt
  Commercial Paper (Wastewater Systems)/(National
  Westminster Bank PLC LOC)
  3.60%, 07/08/97                                            3,000          3,000
  3.60%, 07/09/97                                           10,700         10,700
  3.75%, 09/11/97                                            5,500          5,500
Long Beach, California Harbor Tax-Exempt
  Commercial Paper/(Multiple Credit
  Enhancements)
  3.75%, 08/07/97                                            2,000          2,000
  3.70%, 08/13/97                                            4,000          4,000
  3.70%, 09/09/97                                           32,100         32,100
Los Angeles, California Wastewater System
  Tax-Exempt Commercial Paper/(Multiple Credit
  Enhancements)
  3.70%, 08/07/97                                           34,500         34,500
Metropolitan Water District of Southern
  California Tax-Exempt Commercial Paper
  3.75%, 09/11/97                                           10,000         10,000
Orange County, California Local Transportation
  Authority Sales Tax-Exempt Commercial
  Paper/(Union Bank of Switzerland LOC)
  3.70%, 08/15/97                                           51,000         51,000
Sacramento, California Municipal Utility
  District Tax-Exempt Commercial
  Paper/(Bayerische Landesbank Girozentrale LOC)
  3.80%, 09/25/97                                           16,000         16,000
  3.80%, 09/26/97                                           12,424         12,424
San Diego County, California Teeter Obligation
  Tax-Exempt Commercial Paper Notes Series
  B/(Industrial Bank of Japan LOC)
  3.90%, 07/08/97                                           32,750         32,750
  3.65%, 07/11/97                                            1,800          1,800
  3.65%, 07/14/97                                           24,813         24,813
State of California Tax-Exempt Commercial Paper/
  (Multiple Credit Enhancements)
  3.65%, 08/22/97                                           25,000         25,000
University of California Board of Regents
  Tax-Exempt Commercial Paper Notes/(Bank of
  America LOC)
  3.60%, 07/08/97                                            7,000          7,000
University of California Board of Regents
  Tax-Exempt Commercial Paper Notes/(Multiple
  Credit Enhancements)
  3.65%, 08/15/97                                           30,000         30,000
  3.70%, 09/19/97                                           20,000         20,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
West & Central Basin Financing Authority West
  Basin Municipal Water District Commercial
  Paper Notes/(Toronto-Dominion Bank LOC)
  3.80%, 08/06/97                                         $ 15,000     $   15,000
  3.75%, 08/07/97                                            8,500          8,500
  3.50%, 08/07/97                                           15,000         15,000
                                                                       ----------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
  (Cost $443,237)                                                         443,237
                                                                       ----------
REVENUE BONDS--1.4%(b)
California Health Facilities Financing Authority
  Revenue Bonds (Catholic Health Care) Series
  1996A/(MBIA Insurance)
  3.75%, 07/01/97                                            4,450          4,450
Fairfield, California Public Financing Authority
  Revenue Bonds (Pre-Refunded) Series
  1989A/(Escrowed to Maturity with Government
  Securities)
  1.04%, 08/01/97                                           15,115         15,469
Los Angeles County, California Public Works
  Finance Authority Lease Refunding Bonds Series
  1996A/(MBIA Insurance)
  3.88%, 09/01/97                                           10,060         10,070
Northern California Power Agency Public Power
  Revenue Refunding Bonds (Geothermal Project
  #3) Series 1996B/(AMBAC Insurance)
  3.62%, 07/01/97                                            6,525          6,525
Orange County, California Apartment Revenue
  Bonds/(MBIA Insurance)
  3.88%, 07/01/98                                            1,500          1,516
Orange County, California Transportation
  Authority Sales Tax Revenue Bonds
  3.70%, 02/15/98                                            1,105          1,114
                                                                       ----------
TOTAL REVENUE BONDS
  (Cost $39,144)                                                           39,144
                                                                       ----------
FIXED RATE TENDER OPTION BONDS--1.4%(b)(e)
California State Department of Water Resources
  Revenue Bonds (Central Valley Project) Series
  J3 Tender Option Bond Partnership (BTP-141)/
  (Bankers Trust Tender Option)
  3.80%, 10/30/97                                            5,155          5,155
Los Angeles County, California Transportation
  Commission Sales Tax Revenue Bonds Tender
  Option Bond Partnership(BTP-146)/(Bankers
  Trust Tender Option & Escrowed to Maturity
  with Government Securities)
  3.80%, 10/30/97                                           23,078         23,078

------------------------------------------------------------------------------

                                                            Par          Value
                                                          --------     ----------
Metropolitan Water District of Southern
  California General Obligation Revenue
  Refunding Bonds Series 1993A-1 & 1993A-2
  Tender Option Bond Partnership (BTP-115)/
  (Bankers Trust Tender Option)
  3.80%, 10/30/97                                         $ 10,145     $   10,145
                                                                       ----------
TOTAL FIXED RATE TENDER OPTION BONDS
  (Cost $38,378)                                                           38,378
                                                                       ----------
GENERAL OBLIGATION BONDS--0.6%(b)
California State General Obligation Bonds
  Series 93
  3.85%, 09/01/97                                            1,600          1,607
California State General Obligation Bonds
  Series 96
  3.92%, 06/01/98                                           13,430         14,038
                                                                       ----------
TOTAL GENERAL OBLIGATION BONDS
  (Cost $15,645)                                                           15,645
                                                                       ----------
MANDATORY PUT BONDS--0.5%(b)
California Health Facilities Financing Authority
  Single Family Mortgage Revenue Bonds/(Morgan
  Guaranty Trust Co.--New York LOC)
  3.70%, 04/01/98                                           14,500         14,500
                                                                       ----------
TOTAL MANDATORY PUT BONDS
  (Cost $14,500)                                                           14,500
                                                                       ----------
VARIABLE RATE TENDER OPTION BONDS--0.3%(a)(c)
Los Angeles, California Department of Water &
  Power Electric Plant Revenue Refunding Bonds
  Series 1994 Tender Option Bond Partnership
  (BTP-68)/(Automatic Data Processing, Inc.
  Tender Option)
  4.28%, 07/07/97                                            5,195          5,195
Metropolitan Water District of Southern
  California Revenue Bonds Tender Option Bond
  Partnership (JPM-32B)/(Morgan Guaranty Trust
  Tender Option)
  4.05%, 07/07/97                                            3,000          3,000
                                                                       ----------
TOTAL VARIABLE RATE TENDER OPTION BONDS
  (Cost $8,195)                                                             8,195
                                                                       ----------
CERTIFICATES OF PARTICIPATION--0.3%(b)
California Statewide Community Development
  Authority Revenue Certificates of
  Participation (St. Joseph Health System)
  3.10%, 07/01/97                                            2,655          2,655

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
El Camino, California Hospital Revenue
  Certificates of Participation Series 1987A
  3.45%, 09/01/97                                         $  2,000     $    2,057
Sacramento, California Public Financing
  Authority Certificates of Participation Series
  1987
  3.50%, 08/01/97                                            3,075          3,163
                                                                       ----------
TOTAL CERTIFICATES OF PARTICIPATION
  (Cost $7,875)                                                             7,875
                                                                       ----------
TOTAL INVESTMENTS--100%
  (Cost $2,823,154)                                                    $2,823,154
                                                                       ==========

See accompanying Notes to Schedule of Investments.

SCHWAB NEW YORK MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                              Par        Value
                                                            -------     --------
VARIABLE RATE OBLIGATIONS--66.8%(a)
Albany, New York Industrial Development Agency
  Adjustable Rate Revenue Bonds (Newkirk Products,
  Inc.) Series 1995A/(Fleet Bank of New York LOC)
  4.40%, 07/07/97                                           $ 1,000     $  1,000
Cortland County, New York Industrial Development
  Agency Revenue Bonds (General Signal Corp.
  Project) Series 1983/(Wachovia Bank LOC)
  4.10%, 07/07/97                                             1,750        1,750
Erie County, New York Water Authority Water
  Revenue Bonds Series 1993B/(National Australia
  Bank LOC)
  4.05%, 07/07/97                                             3,500        3,500
Franklin County, New York Industrial Development
  Agency Revenue Bonds (Kes Chateaugay LP Project)
  Series A/(Bank of Tokyo-Mitsubishi Ltd. LOC)
  4.25%, 07/07/97                                            14,300       14,300
Monroe County, New York Industrial Development
  Agency Revenue Bonds (ENBI Corp. Lease Rent
  Project) Series 1988/(ABN-Amro Bank N.V. LOC)
  4.00%, 07/07/97                                             2,000        2,000
Nassau County, New York Industrial Development
  Authority Civic Facilities Revenue Bonds (Cold
  Spring Harbor Lab Project)/(Morgan Guaranty
  Trust Co.--New York LOC)
  4.10%, 07/07/97                                             1,400        1,400
New York City, New York Cultural Trust Resource
  Revenue Adjustable Bonds (American Museum of
  Natural History) Series 1991B/(Credit Suisse
  LOC)
  4.05%, 07/07/97                                               800          800
New York City, New York General Obligation Bonds
  Series 1993 Subseries A-8/(Morgan Guaranty Trust
  Co.-- New York LOC)
  4.15%, 07/01/97                                                15           15
New York City, New York General Obligation Bonds
  Series 1993A9/(Morgan Guaranty Trust Co.--New
  York LOC)
  4.05%, 07/07/97                                             1,000        1,000
New York City, New York General Obligation Bonds
  Series 1994-B Subseries B-2/(Bank Austria
  Aktiengesellschaft SBPA & MBIA Insurance)
  4.15%, 07/01/97                                               700          700
New York City, New York General Obligation Bonds
  Series 1994B Subseries B3/(Bank of Nova Scotia
  SBPA & MBIA Insurance)
  4.15%, 07/01/97                                             1,700        1,700
New York City, New York General Obligation Bonds
  Series 1995B Subseries B-10/(Union Bank of
  Switzerland LOC)
  4.10%, 07/07/97                                             4,600        4,600

SCHWAB NEW YORK MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                              Par        Value
                                                            -------     --------
New York City, New York General Obligation Bonds
  Series 1995B Subseries B-8/(Bayerische
  Landesbank Girozentrale LOC)
  4.10%, 07/07/97                                           $   600     $    600
New York City, New York General Obligation Bonds
  Series 94B-B7/(AMBAC Insurance & Escrowed to
  Maturity with Government Securities LOC)
  4.15%, 07/07/97                                             3,800        3,800
New York City, New York Housing Development Corp.
  Multi-Family Housing Mortgage Revenue Bonds
  (Columbus Gardens Project) Series 1993A/
  (Citibank LOC)
  4.10%, 07/07/97                                             3,165        3,165
New York City, New York Housing Development Corp.
  Multi-Family Housing Mortgage Revenue Bonds
  (Parkgate Tower Project)/(Citibank LOC)
  4.10%, 07/07/97                                            16,095       16,095
New York City, New York Housing Development Corp.
  Multi-Family Housing Mortgage Revenue Bonds
  (Tribeca Towers Project) Series 1994A/(FNMA
  Collateral Investment Agreement LOC)
  4.05%, 07/07/97                                            18,200       18,200
New York City, New York Housing Development Corp.
  Variable Rate Demand Special Obligation Revenue
  Bonds (East 96th Street Project) Series
  1990A/(Bank of Tokyo-Mitsubishi Ltd. LOC)
  4.15%, 07/07/97                                             4,200        4,200
New York City, New York Industrial Development
  Agency Floating Rate Revenue Bonds (White Plains
  Auto)/(Societe Generale LOC)
  4.05%, 07/07/97                                               200          200
New York City, New York Industrial Development
  Agency Revenue Bonds (Brooklyn Navy Yard Co.)
  Series 1995A/(Bank of America LOC)
  4.20%, 07/07/97                                            17,400       17,400
New York City, New York Industrial Development
  Agency Revenue Bonds (Brooklyn Navy Yard Co.)
  Series 1995B/(Bank of America LOC)
  4.15%, 07/07/97                                             2,500        2,500
New York City, New York Industrial Development
  Authority Special Facility Revenue Bonds (Korean
  Airlines Co. Project) Series 1997A/(Bankers
  Trust LOC)
  4.10%, 07/07/97                                            19,900       19,900
New York City, New York Municipal Water Finance
  Authority Water & Sewer System Revenue Bonds
  Series 1992C/(FGIC Insurance & FGIC SPA)
  4.15%, 07/01/97                                               680          680

--------------------------------------------------------------------------------

                                                              Par        Value
                                                            -------     --------
New York City, New York Municipal Water Finance
  Authority Water & Sewer System Revenue Bonds
  Series 1994G/(FGIC Insurance)
  4.05%, 07/01/97                                           $ 1,000     $  1,000
New York State Dormitory Authority Revenue Bonds
  (Cornell University) Series 1990B/(Morgan
  Guaranty Trust Co.--New York LOC)
  4.00%, 07/01/97                                               200          200
New York State Dormitory Authority Revenue Bonds
  (Masonic Hall Asylum)/(AMBAC Insurance & Credit
  Local de France SBPA)
  4.05%, 07/07/97                                             3,700        3,700
New York State Dormitory Authority Revenue Bonds
  (New York Public Library) Series 1992B/(Canadian
  Imperial Bank of Commerce LOC)
  4.00%, 07/07/97                                             1,500        1,500
New York State Energy Research & Development
  Authority Electric Facilities Adjustable Rate
  Revenue Bonds (Long Island Lighting Co. Project)
  Series 1993A/(Toronto-Dominion Bank LOC)
  4.20%, 07/07/97                                             3,000        3,000
New York State Energy Research & Development
  Authority Electric Facilities Adjustable Rate
  Revenue Bonds (Long Island Lighting Co. Project)
  Series 1993B/(Toronto-Dominion Bank LOC)
  4.20%, 07/07/97                                             6,000        6,000
New York State Energy Research & Development
  Authority Electric Facilities Adjustable Rate
  Revenue Bonds (Long Island Lighting Co. Project)
  Series 1994A/(Union Bank of Switzerland LOC)
  4.15%, 07/07/97                                             5,000        5,000
New York State Energy Research & Development
  Authority Pollution Control Revenue Bonds
  (Central Hudson Gas & Electric Corp. Project)
  Series 1985A/(Morgan Guaranty Trust Co.--New
  York LOC)
  3.95%, 07/07/97                                            10,000       10,000
New York State Energy Research & Development
  Authority Pollution Control Revenue Bonds
  (Niagara Mohawk Power Corp. Project) Series
  88A/(Morgan Guaranty Trust Co.--New York LOC)
  5.50%, 07/01/97                                            11,300       11,300
New York State Energy Research & Development
  Authority Pollution Control Revenue Refunding
  Bonds (New York Electric & Gas)/(Union Bank of
  Switzerland LOC)
  4.00%, 07/01/97                                             4,550        4,550

SCHWAB NEW YORK MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                              Par        Value
                                                            -------     --------
New York State Energy Research & Development
  Authority Pollution Control Revenue Refunding
  Bonds (Orange & Rockland Utilities, Inc.
  Project) Series 1994A/(FGIC Insurance & Societe
  Generale SBPA)
  4.05%, 07/07/97                                           $15,400     $ 15,400
New York State Environmental Facility Corp.
  Adjustable Rate Tender Resource Recovery Revenue
  Bonds (OFS Equity of Huntington, Inc.
  Project)/(Union Bank of Switzerland LOC)
  4.20%, 07/07/97                                             1,500        1,500
New York State Housing Finance Agency Revenue
  Bonds (East 84th Street Project) Series
  1995A/(Fleet Bank of New York LOC)
  4.20%, 07/07/97                                             6,000        6,000
New York State Housing Finance Agency Revenue
  Bonds (Mount Sinai School of Medicine) Series
  1984A/(Sanwa Bank LOC)
  3.80%, 07/07/97                                             9,500        9,500
New York State Housing Finance Agency Revenue
  Bonds (Normandie Court II) Series 1987A/
  (Bankers Trust Co. LOC)
  4.10%, 07/07/97                                             4,900        4,900
New York State Housing Finance Agency Revenue
  Bonds (Union Square South Housing)/(Bayerische
  Hypotheken Und Wechsel Bank LOC)
  4.05%, 07/07/97                                            18,000       18,000
New York State Housing Finance Agency Revenue
  Bonds (West 50 Street Project) Series 97A/(Fleet
  Bank of New York LOC)
  4.20%, 07/07/97                                             9,000        9,000
New York State Job Development Authority Special
  Purpose Bonds Series A-1 Thru A-25/(State of New
  York Guaranty & Sumitomo Bank LOC)
  4.15%, 07/07/97                                             5,015        5,015
New York State Local Government Assistance Corp.
  Revenue Bonds Series 1993A/(Union Bank of
  Switzerland & Credit Suisse LOC)
  4.00%, 07/07/97                                             4,300        4,300
New York State Local Government Assistance Corp.
  Revenue Bonds Series 1994B/(Credit Suisse &
  Swiss Bank LOC)
  4.05%, 07/07/97                                               400          400
New York State Local Government Assistance Corp.
  Revenue Bonds Series 1995B/(Bank of Nova
  Scotia LOC)
  4.05%, 07/07/97                                             8,600        8,600
New York State Local Government Assistance Corp.
  Revenue Bonds Series 1995G/(National Westminster
  Bank LOC)
  4.05%, 07/07/97                                             5,400        5,400

------------------------------------------------------------------------------

                                                              Par        Value
                                                            -------     --------
New York State Medical Care Facilities Financing
  Agency Revenue Pooled Equipment Loan Program
  Series 1/(Chemical Bank LOC)
  4.10%, 07/07/97                                           $ 2,200     $  2,200
Niagara County, New York Industrial Development
  Agency Revenue Bonds (Allegheny Ludlum Steel
  Co.) Series 1984/(PNC Bank LOC)
  4.10%, 07/07/97                                             3,500        3,500
Niagara Falls, New York Bridge Commission Revenue
  Bonds Series 1993A/(FGIC Insurance & Credit
  Local De France SPA)
  4.05%, 07/07/97                                             6,400        6,400
Schenectady, New York Industrial Development
  Agency Revenue Bonds (Fortitech Holding Corp.
  Project) Series A/(Fleet Bank of New York LOC)
  4.35%, 07/07/97                                             1,400        1,400
St. Lawrence County, New York Industrial
  Development Agency Environmental Improvement
  Revenue Bonds (Reynolds Metals Project) Series
  1995/(Royal Bank of Canada LOC)
  4.20%, 07/07/97                                             4,000        4,000
Town of Islip, New York Industrial Development
  Revenue Adjustable Magnum Realty (Creative Bath
  Products)/(Chemical Bank LOC)
  4.05%, 07/07/97                                             3,320        3,320
Triborough Bridge & Tunnel Authority, New York
  Special Obligation Bridge Revenue Bonds Series
  1994/(FGIC Insurance & FGIC SPA)
  4.15%, 07/07/97                                             2,900        2,900
Yonkers, New York Industrial Development Agency
  Civic Facilities Revenue Bonds (Consumers Union
  Facility Project) Series 1989/(Industrial Bank
  of Japan LOC)
  3.95%, 07/07/97                                             1,500        1,500
Yonkers, New York Industrial Development Agency
  Civic Facilities Revenue Bonds (Consumers Union
  Facility Project) Series 1991/(Industrial Bank
  of Japan LOC)
  3.95%, 07/07/97                                               700          700
Yonkers, New York Industrial Development Agency
  Civic Facilities Revenue Bonds (Consumers Union
  Facility Project) Series 1994/(AMBAC Insurance &
  Credit Local de France SBPA)
  3.95%, 07/07/97                                             2,000        2,000
                                                                        --------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $281,690)                                                        281,690
                                                                        --------

SCHWAB NEW YORK MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                              Par        Value
                                                            -------     --------
BOND ANTICIPATION NOTES--9.0%(b)
Byram Hills, New York Central School District Bond
  Anticipation Notes
  3.75%, 05/08/98                                           $ 2,500     $  2,510
Colonie, New York Bond Anticipation Notes Series B
  3.75%, 04/17/98                                             2,052        2,060
East Hampton Township, New York Bond Anticipation
  Notes Series 1997B
  3.96%, 04/16/98                                             4,519        4,537
Nassau County, New York Bond Anticipation Notes
  Series 1997A
  3.69%, 08/15/97                                             4,800        4,803
  3.58%, 08/15/97                                            10,000       10,008
Rochester, New York General Obligation Bond
  Anticipation Notes Series 1996-97
  3.76%, 10/30/97                                            14,000       14,033
                                                                        --------
TOTAL BOND ANTICIPATION NOTES
  (Cost $37,951)                                                          37,951
                                                                        --------
REVENUE BONDS--6.7%(b)
Municipal Acceptance Corp. for the City of New
  York Revenue Bonds Series 66
  4.01%, 07/01/97                                               600          600
New York State Dormitory Authority Revenue Bonds
  (City University) Series A/(Escrowed to Maturity
  with Government Securities)
  3.55%, 07/01/97                                             1,800        1,836
New York State Housing Finance Agency Revenue
  Bonds/(FSA Insurance)
  3.54%, 11/01/97                                             8,000        8,013
New York State Medical Care Facilities Financing
  Agency Revenue Bonds/(Escrowed to Maturity with
  Government Securities)
  3.40%, 08/15/97                                             2,000        2,053
New York State Single Family Housing Corp. Revenue
  Bonds Series 87A/(Escrowed to Maturity with
  Government Securities)
  3.60%, 11/01/97                                            10,000       10,375
New York State Thruway Authority General Revenue
  Bonds Series 97D
  3.85%, 01/01/98                                             5,180        5,196
                                                                        --------
TOTAL REVENUE BONDS
  (Cost $28,073)                                                          28,073
                                                                        --------

------------------------------------------------------------------------------

                                                              Par        Value
                                                            -------     --------
TAX ANTICIPATION NOTES--5.6%(b)
Central Islip, New York Unified School District
  Tax Anticipation Notes
  3.90%, 06/30/98                                           $17,000     $ 17,098
New York City, New York Tax Anticipation Notes
  Series H Subseries H-3/(Multiple Credit
  Enhancements)
  3.85%, 07/16/97                                             1,500        1,500
Suffolk County, New York Tax Anticipation Notes/
  (National Westminster Bank PLC & Westdeutsche
  Landesbanken LOC)
  3.95%, 09/11/97                                             5,000        5,005
                                                                        --------
TOTAL TAX ANTICIPATION NOTES
  (Cost $23,603)                                                          23,603
                                                                        --------
TAX-EXEMPT COMMERCIAL PAPER--5.6%(b)
New York City, New York State Housing Development
  Corp. Tax-Exempt Commercial Paper/(Credit Suisse
  LOC)
  3.85%, 10/16/97                                             8,400        8,400
New York State Environmental Quality Control
  Tax-Exempt Commercial Paper/(Multiple Credit
  Enhancements)
  3.70%, 08/20/97                                             5,000        5,000
New York State Environmental Quality 86 Tax-Exempt
  Commercial Paper Series 1997A/(Multiple Credit
  Enhancements)
  3.45%, 07/10/97                                             5,000        5,000
New York State Power Authority Tax-Exempt
  Commercial Paper
  3.65%, 08/07/97                                             3,000        3,000
  3.70%, 08/08/97                                             2,000        2,000
                                                                        --------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
  (Cost $23,400)                                                          23,400
                                                                        --------
MANDATORY PUT BONDS--2.9%(b)
New York State Energy Research & Development
  Agency Pollution Control Revenue Bonds (Long
  Island Lighting Co. Project) Series
  1985B/(Deutsche Bank LOC)
  3.60%, 03/01/98                                            12,000       12,000
                                                                        --------
TOTAL MANDATORY PUT BONDS
  (Cost $12,000)                                                          12,000
                                                                        --------

SCHWAB NEW YORK MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                              Par        Value
                                                            -------     --------
VARIABLE RATE TENDER OPTION BONDS--1.3%(a)(c)
New York State Dormitory Authority Revenue Bonds
  (New York University Insured) (BTP-26)/(Automatic
  Data Processing Inc. Tender Option & MBIA Insurance)
  4.19%, 07/07/97                                           $ 5,375     $  5,375
                                                                        --------
TOTAL VARIABLE RATE TENDER OPTION BONDS
  (Cost $5,375)                                                            5,375
                                                                        --------
TAX AND REVENUE ANTICIPATION NOTES--1.2%(b)
Puerto Rico Commonwealth Tax & Revenue
  Anticipation Notes Series 1
  3.43%, 07/30/97                                             5,000        5,002
                                                                        --------
TOTAL TAX AND REVENUE ANTICIPATION NOTES
  (Cost $5,002)                                                            5,002
                                                                        --------
GENERAL OBLIGATION BONDS--0.9%(b)
Montgomery County, New York General Obligation
  Bonds/(FGIC Insurance)
  3.89%, 06/15/98                                               400          404
New Rochelle, New York City School District
  Unlimited General Obligation Bonds Series 96B
  /(AMBAC Insurance)
  3.50%, 12/15/97                                             1,450        1,462
New York City, New York General Obligation Bonds
  Series 87D
  4.00%, 08/01/97                                             1,000        1,023
Phelps-Clifton Springs, New York Consolidated
  School District General Obligation Revenue
  Bonds/(AMBAC Insurance & Escrowed to Maturity
  with Government Securities)
  3.78%, 06/15/98                                             1,025        1,042
                                                                        --------
TOTAL GENERAL OBLIGATION BONDS
  (Cost $3,931)                                                            3,931
                                                                        --------
TOTAL INVESTMENTS--100%,
  (Cost $421,025)                                                       $421,025
                                                                        ========

------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

     (a) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown represent the latter of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

     (b) Interest rates represent effective yield to put or call date at time of purchase.

     (c) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as the Schwab Municipal Money Fund, Schwab California Municipal Money Fund, and Schwab New York Municipal Money Fund. Any resale by the Funds must be in an exempt transaction, normally to a qualified institutional buyer. At June 30, 1997, the aggregate values of private placement securities held by the Schwab Municipal Money Fund, Schwab California Municipal Money Fund, and Schwab New York Municipal Money Fund were $49,740,000, $8,195,000 and $5,375,000, respectively, which represented 1.06%, 0.31% and 1.33%, respectively, of the net assets of each Fund. All of these private placement investments were determined by the Investment Manager to be liquid in accordance with procedures adopted by the Board of Trustees.

     (d) Security traded on a delayed-delivery basis. Payment and delivery is scheduled for a future time, generally within two weeks of entering into the transaction. The transaction is subject to market fluctuation and to the risk that the value may be more or less than the purchase price when the transaction was initiated. The Fund has set aside sufficient investment securities as collateral for securities purchased on a delayed-delivery basis.

     (e) Certain securities cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the fund. At June 30, 1997, the aggregate values of the restricted securities held by Schwab Municipal Money Fund and Schwab California Municipal Money Fund were $70,795,000 and $38,378,000, respectively, which represented 1.51% and 1.47%, respectively, of the net assets of each Fund. All of these restricted investments were determined by the Investment Manager to be illiquid in accordance with procedures adopted by the Board of Trustees.

    Abbreviations
    -------------
    AMBAC              AMBAC Indemnity Corporation
    FGIC               Financial Guaranty Insurance Company
    FHLB               Federal Home Loan Bank
    FNB                First National Bank
    FNMA               Federal National Mortgage Association
    FSA                Financial Security Assurance
    GNMA               Government National Mortgage Association
    LOC                Letter of Credit
    MBIA               Municipal Bond Investors Assurance Corporation
    N.R.U.-C.F.C.      National Rural Utilities Cooperative
                       Financing Corporation
    SBPA               Standby Purchase Agreement
    SLMA               Student Loan Marketing Association
    SPA                Securities Purchase Agreement

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
June 30, 1997 (Unaudited)

                                                       Schwab      Schwab
                                          Schwab     California   New York
                                        Municipal    Municipal    Municipal
                                          Money        Money        Money
                                           Fund         Fund        Fund
                                        ----------   ----------   ---------
ASSETS
Investments, at value (Cost:
  $4,900,999, $2,823,154 and $421,025,
  respectively)                         $4,900,999   $2,823,154   $ 421,025
Cash                                         9,343       10,630          23
Interest receivable                         25,952       20,301       2,855
Receivable for investments sold             37,004           --          --
Receivable for Fund shares sold              7,968       18,898       1,159
Deferred organization costs                     --           --          15
Prepaid expenses                               548          165          94
                                        ----------   ----------   ---------
    Total assets                         4,981,814    2,873,148     425,171
                                        ----------   ----------   ---------
LIABILITIES
Payable for:
  Dividends                                  6,288        3,291         519
  Investments purchased                    272,915      251,130      17,098
  Fund shares redeemed                       3,089        8,147       1,785
  Investment advisory and
    administration fee                         160           82          16
  Transfer agency and shareholder
    service fees                               300          178          20
  Other                                        587          295         108
                                        ----------   ----------   ---------
    Total liabilities                      283,339      263,123      19,546
                                        ----------   ----------   ---------
Net assets applicable to outstanding
  shares                                $4,698,475   $2,610,025   $ 405,625
                                        ==========   ==========   =========
NET ASSETS CONSIST OF:
  Paid-in-capital                       $4,701,193   $2,610,781   $ 405,641
  Accumulated net realized loss on
    investments sold                        (2,718)        (756)        (16)
                                        ----------   ----------   ---------
                                        $4,698,475   $2,610,025   $ 405,625
                                        ==========   ==========   =========
PRICING OF SHARES
  $0.00001 par value (unlimited shares
    authorized) Outstanding Sweep
    Shares                               3,940,490    1,867,390     305,558
    Outstanding Value Advantage Shares     760,703      743,391     100,083
                                        ----------   ----------   ---------
                                         4,701,193    2,610,781     405,641
  Net asset value, offering and
    redemption price per each
    Sweep and Value Advantage Share     $     1.00   $     1.00   $    1.00

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (in thousands)
Six months ended June 30, 1997 (Unaudited)

                                                           Schwab       Schwab
                                              Schwab     California    New York
                                             Municipal   Municipal    Municipal
                                               Money       Money        Money
                                               Fund         Fund         Fund
                                             ---------   ----------   ----------
Interest income                               $86,440     $ 43,368      $6,651
                                              -------       ------      ------
Expenses:
  Investment advisory and administration
    fee                                         9,729        5,237         852
  Transfer agency and shareholder service
    fees:
    Sweep Shares                                9,062        4,148         656
    Value Advantage Shares                        829          752          98
  Custodian fees                                  241          169          97
  Registration fees                               241          116          47
  Professional fees                                44           32          18
  Shareholder reports                             350          150          50
  Trustees' fees                                   11            7           4
  Amortization of deferred organization
    costs                                          --           --           3
  Insurance and other expenses                     41           17           4
                                              -------       ------      ------
                                               20,548       10,628       1,829
Less: expenses reduced and absorbed (see
  Note 4)                                      (5,541)      (3,194)       (623)
                                              -------       ------      ------
    Total expenses incurred by Fund            15,007        7,434       1,206
                                              -------       ------      ------
Net investment income                          71,433       35,934       5,445
Net realized loss on investments sold            (393)         (24)          0
                                              -------       ------      ------
Increase in net assets resulting from
  operations                                  $71,040     $ 35,910      $5,445
                                              =======       ======      ======

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                                            Schwab California           Schwab New York
                                 Schwab Municipal               Municipal                  Municipal
                                    Money Fund                 Money Fund                 Money Fund
                             -------------------------  -------------------------  -------------------------
                             Six months                 Six months                 Six months
                                ended         Year         ended         Year         ended         Year
                              June 30,       ended       June 30,       ended       June 30,       ended
                                1997      December 31,     1997      December 31,     1997      December 31,
                             (Unaudited)      1996      (Unaudited)      1996      (Unaudited)      1996
                             -----------  ------------  -----------  ------------  -----------  ------------
Operations:
 Net investment income       $    71,433  $   116,741   $    35,934  $    55,047    $   5,445    $    7,339
 Net realized loss on
   investments sold                 (393)        (477)          (24)         (68)           0            (9)
                             -----------  ------------  -----------  -----------    ---------      --------
 Increase in net assets
   resulting from operations      71,040      116,264        35,910       54,979        5,445         7,330
                             -----------  ------------  -----------  -----------    ---------      --------
Dividends to shareholders
 from net investment income:
 Sweep Shares                    (60,703)    (104,911)      (26,603)     (45,951)      (4,213)       (6,338)
 Value Advantage Shares          (10,730)     (11,830)       (9,331)      (9,096)      (1,232)       (1,001)
                             -----------  ------------  -----------  -----------    ---------      --------
 Total dividends to
   shareholders                  (71,433)    (116,741)      (35,934)     (55,047)      (5,445)       (7,339)
                             -----------  ------------  -----------  -----------    ---------      --------
Capital share transactions
 (at $1.00 per share):
 Proceeds from shares sold     8,340,903   13,705,095     4,026,160    6,230,933      700,918       979,381
 Net asset value of shares
   issued in reinvestment of
   dividends                      79,501      112,199        40,098       52,112        5,948         6,854
 Less payments for shares
   redeemed                   (8,198,535) (12,904,337)   (3,779,807)  (5,645,082)    (638,536)     (868,937)
                             -----------  ------------  -----------  -----------    ---------      --------
 Increase in net assets from
   capital share
   transactions                  221,869      912,957       286,451      637,963       68,330       117,298
                             -----------  ------------  -----------  -----------    ---------      --------
Total increase in net assets     221,476      912,480       286,427      637,895       68,330       117,289
Net assets:
 Beginning of period           4,476,999    3,564,519     2,323,598    1,685,703      337,295       220,006
                             -----------  ------------  -----------  -----------    ---------      --------
 End of period               $ 4,698,475  $ 4,476,999   $ 2,610,025  $ 2,323,598    $ 405,625    $  337,295
                             ===========  ============  ===========  ===========    =========      ========

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Six months ended June 30, 1997 (Unaudited)

1. DESCRIPTION OF THE FUNDS

The Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (the "Funds"), are a series of The Charles Schwab Family of Funds (the "Trust"), a no-load, open-end investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

The Funds offer multiple classes of shares -- the Sweep Shares ("Sweep Shares"), and the Value Advantage Shares ("Value Advantage Shares"). Both classes represent interests in the same portfolio of investments of the respective Fund and are substantially the same in all respects, except that the classes are subject to different transfer agency and shareholder service fees (see Note 3), investment minimums and certain other expenses.

In addition to the three Funds described above, the Trust also offers -- Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund(R), Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R). The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments are stated at amortized cost which approximates market value.

Security transactions, interest income and realized gains (losses) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium on investments. Realized gains and losses from security transactions are determined on an identified cost basis. Income and realized gains (losses) are allocated daily to each class of shares of a Fund based on the value of settled shares outstanding of each respective class.

------------------------------------------------------------------------------

Deferred organization costs -- Costs incurred in connection with the organization of the Funds are amortized on a straight-line basis over a five-year period from each Funds' commencement of operations.

Dividends to shareholders -- Each Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Dividends paid by a Fund with respect to each class of shares are calculated in the same manner, at the same time, and will be in the same amount except for the effect of expenses that may be applied differently, as described below.

Expenses -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets. Expenses attributable to both classes of shares of a Fund are allocated daily to each class of that Fund based on the value of settled shares outstanding of each respective class. Transfer agency, shareholder service fees and certain other expenses which are class specific, are calculated daily at the class level.

Federal income taxes -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreements -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, each Fund pays an annual fee, payable monthly, of 0.46% of the first $1 billion of average daily net assets, 0.41% of the next $1 billion and 0.40% of such assets in excess of $2 billion. The Investment Manager has reduced a portion of its fee for the six months ended June 30, 1997 (see Note
4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.45% and 0.25% of each Fund's average daily net assets of the Sweep Shares and Value Advantage Shares, respectively.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

Schwab has reduced a portion of its fee for the six months ended June 30, 1997 (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the six months ended June 30, 1997, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund incurred fees aggregating $22,000, related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit each Fund's ratio of operating expenses to average net assets. For the six months ended June 30, 1997, the total of such fees reduced by the Investment Manager were $5,163,000, 2,985,000 and $522,000 for the Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund, respectively, and the total of such fees reduced by Schwab were $378,000, $209,000 and $101,000 for the Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund, respectively.

5. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities during the six months ended June 30, 1997, were as follows (in thousands):

                                               Schwab       Schwab
                                  Schwab     California    New York
                                Municipal    Municipal    Municipal
                                Money Fund   Money Fund   Money Fund
                                ----------   ----------   ----------
Purchases                       $6,251,587   $3,222,043    $420,965
Proceeds of sales and
  maturities                    $5,939,851   $2,717,148    $336,146

------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Each Fund offers two classes of shares: Sweep Shares and Value Advantage Shares. Shares of each class represent interests in the same portfolio of investments of the Fund. Transactions in capital shares were as follows for the six months ended June 30, 1997 and for the year ended December 31, 1996, (in thousands):

                                                           Schwab California             Schwab New York
                         Schwab Municipal Money Fund     Municipal Money Fund         Municipal Money Fund
                         ---------------------------  ---------------------------  ---------------------------
                          Six months                   Six months                   Six months
                             ended       Year ended       ended       Year ended       ended       Year ended
                         June 30, 1997  December 31,  June 30, 1997  December 31,  June 30, 1997  December 31,
                         -------------  ------------  -------------  ------------  -------------  ------------
Proceeds from shares
 sold:
 Sweep Shares             $ 7,651,378   $12,710,212    $ 3,360,894   $ 5,448,674     $ 599,077     $  868,824
 Value Advantage Shares       689,525       994,883        665,266       782,259       101,841        110,557
                          -----------   ------------   -----------   -----------     ---------      ---------
 Total                      8,340,903    13,705,095      4,026,160     6,230,933       700,918        979,381
                          -----------   ------------   -----------   -----------     ---------      ---------
Net asset value of
 shares issued in
 reinvestment of
 dividends:
 Sweep Shares                  68,250       102,508         30,189        44,907         4,647          6,081
 Value Advantage Shares        11,251         9,691          9,909         7,205         1,301            773
                          -----------   ------------   -----------   -----------     ---------      ---------
 Total                         79,501       112,199         40,098        52,112         5,948          6,854
                          -----------   ------------   -----------   -----------     ---------      ---------
Less payments for shares
 redeemed:
 Sweep Shares              (7,650,342)  (12,347,201)    (3,340,527)   (5,255,105)     (568,792)      (809,149)
 Value Advantage Shares      (548,193)     (557,136)      (439,280)     (389,977)      (69,744)       (59,788)
                          -----------   ------------   -----------   -----------     ---------      ---------
 Total                     (8,198,535)  (12,904,337)    (3,779,807)   (5,645,082)     (638,536)      (868,937)
                          -----------   ------------   -----------   -----------     ---------      ---------
Total increase in net
 assets from capital
 share transactions       $   221,869   $   912,957    $   286,451   $   637,963     $  68,330     $  117,298
                          ===========   ============   ===========   ===========     =========      =========

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

7. FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                                   Schwab Municipal Money Fund
                                                          Sweep Shares
                            -------------------------------------------------------------------------
                             Six months
                                ended
                            June 30, 1997                   Year ended December 31,
                             (Unaudited)      1996        1995        1994        1993        1992
                            -------------  ----------  ----------  ----------  ----------  ----------
Net asset value at
 beginning of period         $      1.00   $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
Income from investment
--------------------------
 operations
 ----------
 Net investment income              0.02         0.03        0.03        0.02        0.02        0.03
 Net realized and
   unrealized gain (loss)
   on investments                     --           --          --          --          --          --
                             -----------   ----------  ----------  ----------  ----------  ----------
Total from investment
 operations                         0.02         0.03        0.03        0.02        0.02        0.03
Less distributions
------------------
 Dividends from net
   investment income               (0.02)       (0.03)      (0.03)      (0.02)      (0.02)      (0.03)
 Distributions from
   realized gain on
   investments                        --           --          --          --          --          --
                             -----------   ----------  ----------  ----------  ----------  ----------
 Total distributions               (0.02)       (0.03)      (0.03)      (0.02)      (0.02)      (0.03)
                                  ------   ----------  ----------  ----------  ----------  ----------
Net asset value at end of
 period                      $      1.00   $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                             ===========   ==========  ==========  ==========  ==========  ==========
Total return (not
------------
 annualized)                        1.51%        2.92%       3.30%       2.32%       1.93%       2.49%
------------------------
Ratios/Supplemental data
------------------------
 Net assets, end of period
   (000s)                    $ 3,937,867   $3,868,919  $3,403,837  $3,015,951  $2,423,317  $1,744,903
 Ratio of expenses to
   average net assets+              0.67%*       0.66%       0.66%       0.65%       0.63%       0.63%
 Ratio of net investment
   income to average net
   assets+                          3.01%*       2.89%       3.25%       2.31%       1.92%       2.45%

---------------

 + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to
   average  net assets              0.90%*       0.90%       0.91%       0.91        0.93%       0.94%
  Ratio of net investment
    income to average net
    assets                          2.78%*       2.65%       3.00%       2.05%       1.62%       2.14%

 *  Annualized

------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                              Schwab Municipal Money Fund
                                                                Value Advantage Shares
                                                        ---------------------------------------
                                                        Six months
                                                           ended
                                                         June 30,     Year ended   Period ended
                                                           1997      December 31,  December 31,
                                                        (Unaudited)      1996        1995 1
                                                        -----------  ------------  ------------
Net asset value at beginning of period                   $    1.00     $   1.00      $   1.00
Income from investment operations
---------------------------------
 Net investment income                                        0.02         0.03          0.02
 Net realized and unrealized gain (loss) on investments         --           --            --
                                                         ---------     --------      --------
 Total from investment operations                             0.02         0.03          0.02
Less distributions
------------------
 Dividends from net investment income                        (0.02)       (0.03)        (0.02)
 Distributions from realized gain on investments                --           --            --
                                                         ---------     --------      --------
 Total distributions                                         (0.02)       (0.03)        (0.02)
                                                         ---------     --------      --------
Net asset value at end of period                         $    1.00     $   1.00      $   1.00
                                                         =========     ========      ========
Total return (not annualized)                                1.61%        3.14%         1.68%
------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)                        $ 760,608     $608,080      $160,682
 Ratio of expenses to average net assets+                     0.46%*       0.45%         0.45%*
 Ratio of net investment income to average net assets+        3.24%*       3.10%         3.50%*

------------

  + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to average net assets                    0.73%*        0.75%         0.95%*
  Ratio of net investment income to average net assets       2.97%*        2.80%         3.00%*

1 Period from July 7, 1995 (commencement of operations) to December 31, 1995.

 * Annualized

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

For a share outstanding throughout each period:

                                              Schwab California Municipal Money Fund
                                                           Sweep Shares
                              -----------------------------------------------------------------------
                               Six months
                                  ended
                              June 30, 1997                  Year ended December 31,
                               (Unaudited)      1996        1995        1994        1993       1992
                              -------------  ----------  ----------  ----------  ----------  --------
Net asset value at beginning
 of period                     $      1.00   $     1.00  $     1.00  $     1.00  $     1.00  $   1.00
Income from investment
----------------------
 operations
 ----------
 Net investment income                0.01         0.03        0.03        0.02        0.02      0.02
 Net realized and gain (loss)
   on investments                       --           --          --          --          --        --
                               -----------   ----------  ----------  ----------  ----------  --------
 Total from investment
   operations                         0.01         0.03        0.03        0.02        0.02      0.02
Less distributions
------------------
 Dividends from net
   investment income                 (0.01)       (0.03)      (0.03)      (0.02)      (0.02)    (0.02)
 Distributions from gain on
   investments                          --           --          --          --          --        --
                               -----------   ----------  ----------  ----------  ----------  --------
 Total distributions                 (0.01)       (0.03)      (0.03)      (0.02)      (0.02)    (0.02)
                               -----------   ----------  ----------  ----------  ----------  --------
Net asset value at end of
 period                        $      1.00   $     1.00  $     1.00  $     1.00  $     1.00  $   1.00
                               ===========   ==========  ==========  ==========  ==========  ========
Total return (not annualized)         1.44%        2.80%       3.20%       2.26%       1.91%     2.35%
------------
Ratios/Supplemental data
------------------------
 Net assets, end of period
   (000s)                      $ 1,866,651   $1,816,112  $1,577,695  $1,293,883  $1,062,042  $691,176
 Ratio of expenses to average
   net assets+                        0.66%*       0.65%       0.65%       0.64%       0.63%     0.63%
 Ratio of net investment
   income to average net
   assets+                            2.89%*       2.77%       3.15%       2.25%       1.89%     2.31%

---------------

 + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to
   average  net assets                0.91%*       0.92%       0.94%       0.94%       0.96%     0.97%
  Ratio of net investment
    income to average net
    assets                            2.63%*       2.50%       2.86%       1.95%       1.56%     1.97%

 *  Annualized

------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                        Schwab California Municipal Money Fund
                                                                Value Advantage Shares
                                                        ---------------------------------------
                                                        Six months
                                                           ended
                                                         June 30,     Year ended   Period ended
                                                           1997      December 31,  December 31,
                                                        (Unaudited)      1996        1995 1
                                                        -----------  ------------  ------------
Net asset value at beginning of period                   $    1.00     $   1.00      $   1.00
Income from investment operations
---------------------------------
 Net investment income                                        0.02         0.03          0.01
 Net realized and unrealized gain (loss) on investments         --           --            --
                                                         ---------     --------      --------
 Total from investment operations                             0.02         0.03          0.01
Less distributions
------------------
 Dividends from net investment income                        (0.02)       (0.03)        (0.01)
 Distributions from realized gain on investments                --           --            --
                                                         ---------     --------      --------
 Total distributions                                         (0.02)       (0.03)        (0.01)
                                                         ---------     --------      --------
Net asset value at end of period                         $    1.00     $   1.00      $   1.00
                                                         =========     ========      ========
Total return (not annualized)                                 1.54%        3.01%         0.84%
------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)                        $ 743,374     $507,486      $108,008
 Ratio of expenses to average net assets+                     0.46%*       0.45%         0.45%*
 Ratio of net investment income to average net assets+        3.10%*       2.98%         3.48%*

---------------

  + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to average net assets                    0.73%*        0.77%         1.04%*
  Ratio of net investment income to average net assets       2.83%*        2.66%         2.89%*

1 Period from October 3, 1995 (commencement of operations) to December 31,
  1995.

 * Annualized

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

For a share outstanding throughout each period:

                                                             New York Municipal Money Fund
                                                                     Sweep Shares
                                                        ---------------------------------------
                                                        Six months
                                                           ended
                                                         June 30,     Year ended   Period ended
                                                           1997      December 31,  December 31,
                                                        (Unaudited)      1996        1995 1
                                                        -----------  ------------  ------------
Net asset value at beginning of period                   $    1.00     $   1.00      $   1.00
Income from investment operations
---------------------------------
 Net investment income                                        0.01         0.03          0.03
 Net realized and unrealized gain(loss) on investments          --           --            --
                                                         ---------     --------      --------
 Total from investment operations                             0.01         0.03          0.03
Less distributions
------------------
 Dividends from net investment income                        (0.01)       (0.03)        (0.03)
 Distributions from realized gain on investments                --           --            --
                                                         ---------     --------      --------
 Total distributions                                         (0.01)       (0.03)        (0.03)
                                                         ---------     --------      --------
Net asset value at end of period                         $    1.00     $   1.00      $   1.00
                                                         =========     ========      ========
Total return (not annualized)                                 1.44%        2.74%         2.75%
------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)                        $ 305,544     $270,612      $204,863
 Ratio of expenses to average net assets+                     0.70%*       0.69%         0.63%*
 Ratio of net investment income to average net assets+        2.89%*       2.71%         3.20%*

---------------

  + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to average net assets                     1.02%*       1.04          1.04%*
  Ratio of net investment income to average net assets        2.57%*       2.36%         2.79%*

1 Period from February 27, 1995 (commencement of operations) to December 31,
  1995.

 * Annualized

------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                             New York Municipal Money Fund
                                                                Value Advantage Shares
                                                        ---------------------------------------
                                                        Six months
                                                           ended
                                                         June 30,     Year ended   Period ended
                                                           1997      December 31,  December 31,
                                                        (Unaudited)      1996        1995 1
                                                        -----------  ------------  ------------
Net asset value at beginning of period                   $    1.00     $   1.00      $   1.00
Income from investment operations
---------------------------------
 Net investment income                                        0.02         0.03          0.02
 Net realized and unrealized gain(loss) on investments          --           --            --
                                                         ---------     --------      --------
 Total from investment operations                             0.02         0.03          0.02
Less distributions
------------------
 Dividends from net investment income                        (0.02)       (0.03)        (0.02)
 Distributions from realized gain on investments                --           --            --
                                                         ---------     --------      --------
 Total distributions                                         (0.02)       (0.03)        (0.02)
                                                         ---------     --------      --------
Net asset value at end of period                         $    1.00     $   1.00      $   1.00
                                                         =========     ========      ========
Total return (not annualized)                                 1.56%        2.99%         1.62%
------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)                        $ 100,081     $ 66,683      $ 15,143
 Ratio of expenses to average net assets+                     0.46%*       0.45%         0.45%*
 Ratio of net investment income to average net assets+        3.13%*       2.98%         3.42%*

---------------

  + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to average net assets                     0.86%*       1.01%         1.81%*
  Ration of net investment income to average net assets       2.73%*       2.42%         2.06%*

1 Period from July 7, 1995 (commencement of operations) to December 31, 1995.

 * Annualized

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

                              SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.


                          SCHWAB ASSET ALLOCATION FUNDS

                  Schwab Asset Director(R)--High Growth Fund
                  Schwab Asset Director--Balanced Growth Fund
                Schwab Asset Director--Conservative Growth Fund Schwab OneSource Portfolios--Growth Allocation
               Schwab OneSource Portfolios--Balanced Allocation


                               SCHWAB STOCK FUNDS

                               Schwab 1000 Fund(R)
                               Schwab S&P 500 Fund
                            Schwab Analytics Fund(TM)
                         Schwab Small-Cap Index Fund(R)
                       Schwab International Index Fund(R)
                  Schwab OneSource Portfolios--International


                                SCHWAB BOND FUNDS

        Schwab Government Bond Funds--Long-Term and Short/Intermediate
         Schwab Tax-Free Bond Funds--Long-Term and Short/Intermediate Schwab California Tax-Free Bond Funds--Long-Term and Short/Intermediate


                            SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds* that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

Please call 1-800-435-4000 for a free prospectus and brochure for any of the SchwabFunds(R).

Each prospectus provides more complete information, including charges and expenses. Please read it carefully before investing.

This report must be preceded or accompanied by a current prospectus.

*Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.

                                                                  --------------
[SCHWABFUNDS FAMILY(R) LOGO]                                         BULK RATE
                                                                   U.S. POSTAGE
                                                                       PAID
101 Montgomery Street                                             CHARLES SCHWAB
San Francisco, California 94104                                   --------------




INVESTMENT ADVISOR
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1997 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

TF4824R (7/97) CRS 20110 Printed on recycled paper.

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